UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08690

MassMutual Premier Funds

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)	(Zip code)

Eric Wietsma

100 Bright Meadow Blvd., Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 9/30/14

Date of reporting period: 12/31/13

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 89.5%
Commercial Paper — 59.4%
ABB Treasury Center USA, Inc. (a) 0.080% 1/06/14	$10,000,000	$9,999,889
Abbot Laboratories (a) 0.100% 1/06/14	9,200,000	9,199,872
Air Products & Chemicals, Inc. (a) 0.060% 1/24/14	4,200,000	4,199,839
Air Products & Chemicals, Inc. (a) 0.080% 1/31/14	5,800,000	5,799,613
American Honda Finance Corp. 0.130% 3/07/14	4,000,000	3,999,061
American Honda Finance Corp. 0.132% 3/07/14	5,000,000	4,998,826
Anheuser-Busch InBev Worldwide, Inc. (a) 0.170% 1/27/14	4,000,000	3,999,509
Anheuser-Busch InBev Worldwide, Inc. (a) 0.172% 1/15/14	5,500,000	5,499,636
Baker Hughes, Inc. (a) 0.071% 1/06/14	3,000,000	2,999,971
Baker Hughes, Inc. (a) 0.152% 2/13/14	7,000,000	6,998,746
Bank of Nova Scotia 0.205% 4/28/14	5,400,000	5,396,402
Bank of Nova Scotia 0.446% 3/27/14	3,600,000	3,602,123
Basin Electric Power Cooperative (a) 0.101% 2/11/14	10,000,000	9,998,861
BMW US Capital LLC (a) 0.110% 3/11/14	5,000,000	4,998,946
BMW US Capital LLC (a) 0.110% 3/14/14	5,000,000	4,998,900
Brown-Forman Corp. (a) 0.120% 1/07/14	10,000,000	9,999,800
Cargill Global Funding PLC (a) 0.060% 1/13/14	10,000,000	9,999,800
ConocoPhillips Qatar Funding Ltd. (a) 0.142% 2/10/14	10,000,000	9,998,444
Dover Corp. (a) 0.040% 1/03/14	10,000,000	9,999,978
Google, Inc. (a) 0.070% 1/22/14	2,500,000	2,499,898
Google, Inc. (a) 0.140% 5/06/14	7,500,000	7,496,354
Henkel Corp. (a) 0.081% 1/06/14	4,000,000	3,999,956
Illinois Tool Works, Inc. (a) 0.081% 1/14/14	3,500,000	3,499,899
International Business Machines Corp. (a) 0.130% 1/07/14	5,000,000	4,999,892

	Principal Amount	Value
John Deere Capital Corp. (a) 0.200% 1/17/14	$8,000,000	$7,999,289
Johnson & Johnson (a) 0.152% 1/08/14	10,000,000	9,999,708
Monsanto Co. (a) 0.250% 1/13/14	10,000,000	9,999,167
National Rural Utilities Cooperative Finance Corp. 0.100% 2/04/14	2,000,000	1,999,811
NSTAR Electric Co. 0.070% 1/03/14	10,000,000	9,999,961
Paccar Financial Corp. 0.101% 3/04/14	10,000,000	9,998,278
Pfizer, Inc. (a) 0.110% 3/06/14	9,500,000	9,498,142
Praxair, Inc. 0.162% 1/10/14	5,000,000	4,999,800
Precision Castparts Corp. (a) 0.120% 3/17/14	10,000,000	9,997,500
Reckitt Benckiser Treasury Services PLC (a) 0.100% 1/06/14	6,500,000	6,499,910
Reckitt Benckiser Treasury Services PLC (a) 0.162% 3/04/14	2,000,000	1,999,449
Reckitt Benckiser Treasury Services PLC (a) 0.183% 4/07/14	1,050,000	1,049,496
Rockwell Automation, Inc. (a) 0.130% 1/10/14	9,750,000	9,749,683
Siemens Captal Co. LLC (a) 0.100% 3/24/14	10,000,000	9,997,722
Sigma-Aldrich Corp. (a) 0.050% 1/03/14	4,500,000	4,499,988
Unilever Capital Crop. (a) 0.030% 1/03/14	10,000,000	9,999,983
Union Bank NA 0.183% 3/03/14	10,000,000	9,996,950
United Healthcare Co. (a) 0.130% 1/02/14	9,000,000	8,999,968
United Healthcare Co. (a) 0.140% 1/10/14	1,000,000	999,965
Wal-Mart Stores, Inc. (a) 0.060% 2/24/14	10,000,000	9,999,100
Wells Fargo Bank NA 0.222% 4/17/14	8,000,000	8,000,000
Wisconsin Electric Power Corp. 0.210% 1/06/14	10,000,000	9,999,708

		315,467,793

Corporate Debt — 11.8%
Berkshire Hathaway Finance Corp. FRN 0.574% 1/10/14	9,000,000	9,000,944

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Caterpillar Financial Services Corp. 6.125% 2/17/14	$8,000,000	$8,059,887
Cisco Systems, Inc. FRN 0.493% 3/14/14	9,025,000	9,030,581
Commonwealth Bank of Australia FRN (a) 0.974% 3/17/14	4,150,000	4,156,710
General Electric Capital Corp. FRN 0.873% 4/07/14	7,000,000	7,012,293
National Rural Utilities Cooperative Finance Corp. FRN 0.318% 2/18/14	8,000,000	8,000,824
The Coca-Cola Co., The FRN 0.193% 3/14/14	8,000,000	8,000,178
The Procter & Gamble Co. FRN 0.139% 2/14/14	3,000,000	2,999,941
The Procter & Gamble Co. FRN 0.158% 2/06/14	6,200,000	6,199,956

		62,461,314

Discount Notes — 8.0%
Federal Home Loan Bank Discount Notes 0.070% 2/07/14	4,000,000	3,999,712
Federal Home Loan Bank Discount Notes 0.070% 2/14/14	5,705,000	5,704,512
Federal Home Loan Bank Discount Notes 0.085% 2/21/14	400,000	399,952
Federal Home Loan Bank Discount Notes 0.101% 1/27/14	1,790,000	1,789,871
Federal Home Loan Bank Discount Notes 0.120% 1/02/14	500,000	499,998
Federal Home Loan Bank Discount Notes 0.120% 1/03/14	3,000,000	2,999,980
Federal Home Loan Bank Discount Notes 0.140% 1/03/14	380,000	379,997
Federal Home Loan Mortgage Corp. 0.050% 2/05/14	1,285,000	1,284,938
Federal Home Loan Mortgage Corp. 0.060% 2/04/14	1,100,000	1,099,938
Federal Home Loan Mortgage Corp. 0.070% 2/11/14	1,300,000	1,299,896
Federal Home Loan Mortgage Corp. 0.070% 2/24/14	600,000	599,937
Federal Home Loan Mortgage Corp. 0.080% 2/24/14	700,000	699,916

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 0.100% 2/11/14	$460,000	$459,948
Federal Home Loan Mortgage Corp. 0.110% 1/15/14	400,000	399,983
Federal Home Loan Mortgage Corp. 0.110% 4/21/14	750,000	749,748
Federal Home Loan Mortgage Corp. 0.120% 1/14/14	500,000	499,978
Federal Home Loan Mortgage Corp. 0.120% 2/03/14	400,000	399,956
Federal Home Loan Mortgage Corp. 0.120% 2/04/14	550,000	549,938
Federal Home Loan Mortgage Corp. 0.120% 2/11/14	1,373,000	1,372,812
Federal Home Loan Mortgage Corp. 0.130% 2/03/14	988,000	987,882
Federal Home Loan Mortgage Corp. 0.135% 2/24/14	400,000	399,919
Federal Home Loan Mortgage Corp. 0.140% 2/26/14	300,000	299,935
Federal Home Loan Mortgage Corp. 0.160% 2/04/14	1,800,000	1,799,728
Federal National Mortgage Association 0.050% 2/26/14	1,292,000	1,291,900
Federal National Mortgage Association 0.070% 2/03/14	2,600,000	2,599,833
Federal National Mortgage Association 0.070% 2/24/14	630,000	629,934
Federal National Mortgage Association 0.085% 1/22/14	285,000	284,986
Federal National Mortgage Association 0.090% 1/10/14	1,198,000	1,197,973
Federal National Mortgage Association 0.090% 2/05/14	200,000	199,982
Federal National Mortgage Association 0.100% 2/10/14	2,250,000	2,249,750
Federal National Mortgage Association 0.100% 2/24/14	1,000,000	999,850
Federal National Mortgage Association 0.105% 2/24/14	118,000	117,981
Federal National Mortgage Association 0.115% 1/21/14	700,000	699,955
Federal National Mortgage Association 0.120% 1/02/14	365,000	364,999
Federal National Mortgage Association 0.120% 1/27/14	1,500,000	1,499,870
Federal National Mortgage Association 0.130% 2/24/14	920,000	919,821
Federal National Mortgage Association 0.160% 1/09/14	920,000	919,967

		42,655,275

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 2.9%
Euro Time Deposit 0.010% 1/02/14	$15,518,923	$15,518,923

U.S. Government Obligations — 7.4%
U.S. Treasury Note 0.250% 4/30/14	5,000,000	5,002,165
U.S. Treasury Note 0.250% 8/31/14	14,000,000	14,010,325
U.S. Treasury Note 0.500% 8/15/14	10,000,000	10,022,332
U.S. Treasury Note 1.750% 1/31/14	5,000,000	5,006,461
U.S. Treasury Note 2.375% 8/31/14	5,000,000	5,073,320

		39,114,603

TOTAL SHORT-TERM INVESTMENTS (Cost $475,217,908)		475,217,908

TOTAL INVESTMENTS — 89.5% (Cost $475,217,908) (b)		475,217,908

Other Assets/(Liabilities) — 10.5%		55,560,646

NET ASSETS — 100.0%		$530,778,554

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $246,633,583 or 46.47% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 62.0%

CORPORATE DEBT — 39.3%
Advertising — 0.3%
WPP Finance 8.000% 9/15/14	$1,515,000	$1,590,388

Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	740,000	781,494

Agriculture — 0.8%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	4,895,000	5,034,346

Auto Manufacturers — 0.3%
General Motors Co. (a) 3.500% 10/02/18	595,000	608,387
Volvo Treasury AB (a) 5.950% 4/01/15	1,475,000	1,560,904

		2,169,291

Automotive & Parts — 0.2%
Lear Corp. 8.125% 3/15/20	911,000	1,004,377

Banks — 2.3%
Associated Banc-Corp. 1.875% 3/12/14	310,000	310,432
Bank of America Corp. 7.750% 8/15/15	4,000,000	4,400,868
Capital One Financial Corp. 2.125% 7/15/14	300,000	302,378
Capital One Financial Corp. 7.375% 5/23/14	270,000	276,953
First Horizon National Corp. 5.375% 12/15/15	1,738,000	1,868,195
ICICI Bank Ltd. (a) 5.500% 3/25/15	4,130,000	4,277,507
Regions Financial Corp. 5.750% 6/15/15	209,000	222,695
Regions Financial Corp. 7.500% 5/15/18	340,000	402,317
Regions Financial Corp. 7.750% 11/10/14	2,135,000	2,252,536
Zions Bancorp. 6.000% 9/15/15	16,000	16,843

		14,330,724

Beverages — 0.2%
Constellation Brands, Inc. 8.375% 12/15/14	1,385,000	1,475,025

Building Materials — 0.7%
Lafarge SA (a) 6.200% 7/09/15	1,100,000	1,166,000
Masco Corp. 4.800% 6/15/15	1,090,000	1,136,325

	Principal Amount	Value
Owens Corning, Inc. 6.500% 12/01/16	$1,815,000	$2,014,085

		4,316,410

Chemicals — 1.4%
Ashland, Inc. 3.000% 3/15/16	1,806,000	1,842,120
Cabot Corp. 5.000% 10/01/16	875,000	957,901
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,950,000	3,067,611
LyondellBasell Industries NV 5.000% 4/15/19	450,000	499,779
NOVA Chemicals Corp. 8.625% 11/01/19	425,000	468,031
RPM International, Inc. 6.125% 10/15/19	850,000	953,272
Yara International ASA (a) 5.250% 12/15/14	995,000	1,031,903

		8,820,617

Commercial Services — 1.2%
The ADT Corp. 2.250% 7/15/17	780,000	767,569
Brambles USA, Inc. (a) 3.950% 4/01/15	660,000	682,478
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	109,000	114,995
Equifax, Inc. 4.450% 12/01/14	2,280,000	2,351,446
The Western Union Co. 5.930% 10/01/16	3,050,000	3,389,681

		7,306,169

Computers — 0.4%
Affiliated Computer Services, Inc. 5.200% 6/01/15	1,145,000	1,207,824
Hewlett-Packard Co. 2.125% 9/13/15	370,000	376,762
Hewlett-Packard Co. 2.200% 12/01/15	675,000	689,855
Hewlett-Packard Co. 3.000% 9/15/16	95,000	98,821

		2,373,262

Cosmetics & Personal Care — 0.3%
Avon Products, Inc. 6.500% 3/01/19	1,800,000	1,965,226

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 3.000% 3/01/18	295,000	295,152
Arrow Electronics, Inc. 3.375% 11/01/15	935,000	967,616

		1,262,768

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 8.2%
Air Lease Corp. 3.375% 1/15/19	$1,075,000	$1,075,000
Capital One Bank USA NA 1.150% 11/21/16	500,000	497,820
Citigroup, Inc. 5.500% 10/15/14	143,000	148,312
Citigroup, Inc. 5.500% 2/15/17	7,000,000	7,712,845
Citigroup, Inc. 6.375% 8/12/14	1,154,000	1,192,800
ERAC USA Finance LLC (a) 5.900% 11/15/15	1,000,000	1,089,720
Ford Motor Credit Co. LLC 2.750% 5/15/15	650,000	666,797
Ford Motor Credit Co. LLC 3.000% 6/12/17	550,000	571,625
Ford Motor Credit Co. LLC 3.875% 1/15/15	835,000	861,598
Ford Motor Credit Co. LLC 8.700% 10/01/14	1,125,000	1,190,952
Ford Motor Credit Co. LLC 12.000% 5/15/15	580,000	665,643
General Motors Financial Co., Inc. (a) 2.750% 5/15/16	400,000	405,000
The Goldman Sachs Group, Inc. 1.600% 11/23/15	655,000	662,040
The Goldman Sachs Group, Inc. 3.300% 5/03/15	1,500,000	1,545,490
The Goldman Sachs Group, Inc. 5.150% 1/15/14	1,075,000	1,076,631
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	687,053
Hyundai Capital America (a) 3.750% 4/06/16	2,315,000	2,424,685
Hyundai Capital America (a) 4.000% 6/08/17	265,000	279,028
International Lease Finance Corp. FRN 2.193% 6/15/16	1,800,000	1,809,000
International Lease Finance Corp. 3.875% 4/15/18	270,000	270,675
International Lease Finance Corp. 5.750% 5/15/16	1,958,000	2,097,507
Janus Capital Group, Inc. 6.700% 6/15/17	2,532,000	2,819,577
JP Morgan Chase & Co. 3.450% 3/01/16	2,365,000	2,480,518
JP Morgan Chase & Co. 5.125% 9/15/14	2,300,000	2,369,628
Lazard Group LLC 6.850% 6/15/17	580,000	653,953
Merrill Lynch & Co., Inc. 5.700% 5/02/17	3,100,000	3,445,855

	Principal Amount	Value
Merrill Lynch & Co., Inc. 6.050% 5/16/16	$2,025,000	$2,227,954
Morgan Stanley 2.875% 7/28/14	1,500,000	1,519,419
Morgan Stanley 3.800% 4/29/16	2,500,000	2,644,575
Morgan Stanley 4.750% 3/22/17	4,500,000	4,910,931
Morgan Stanley 6.000% 4/28/15	950,000	1,011,782

		51,014,413

Electric — 2.1%
Ameren Corp. 8.875% 5/15/14	3,511,000	3,611,685
IPALCO Enterprises, Inc. 5.000% 5/01/18	900,000	942,750
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	6,985,000	7,666,038
Kansas Gas & Electric Co. 5.647% 3/29/21	341,451	357,187
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	57,556	58,341
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	310,667	337,391

		12,973,392

Electronics — 0.5%
Avnet, Inc. 5.875% 3/15/14	1,890,000	1,909,355
Avnet, Inc. 6.625% 9/15/16	595,000	666,715
Jabil Circuit, Inc. 7.750% 7/15/16	410,000	466,375

		3,042,445

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	465,000	471,141

Foods — 0.4%
TreeHouse Foods, Inc. 7.750% 3/01/18	875,000	916,562
Tyson Foods, Inc. 6.600% 4/01/16	1,360,000	1,518,110

		2,434,672

Forest Products & Paper — 0.3%
Domtar Corp. 7.125% 8/15/15	750,000	811,653
Domtar Corp. 10.750% 6/01/17	939,000	1,171,984

		1,983,637

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	$350,000	$340,811

Health Care – Products — 0.1%
Hospira, Inc. 5.200% 8/12/20	400,000	415,006

Health Care – Services — 0.2%
WellPoint, Inc. 1.875% 1/15/18	1,055,000	1,043,196

Holding Company – Diversified — 0.3%
Leucadia National Corp. 8.125% 9/15/15	1,700,000	1,887,000

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	135,000	138,537

Housewares — 0.0%
Newell Rubbermaid, Inc. 2.000% 6/15/15	300,000	303,856

Insurance — 0.8%
American International Group, Inc. 3.000% 3/20/15	1,750,000	1,797,397
Genworth Financial, Inc. 5.750% 6/15/14	2,325,000	2,373,239
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	535,030
Willis Group Holdings PLC 4.125% 3/15/16	180,000	188,448

		4,894,114

Internet — 0.2%
Expedia, Inc. 7.456% 8/15/18	880,000	1,024,476

Investment Companies — 0.2%
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	500,000	506,363
Xstrata Finance Canada Ltd. (a) 2.850% 11/10/14	550,000	557,634

		1,063,997

Iron & Steel — 0.6%
ArcelorMittal 4.250% 2/25/15	1,500,000	1,541,250
ArcelorMittal 9.500% 2/15/15	1,290,000	1,401,262
Reliance Steel & Aluminum Co. 6.200% 11/15/16	499,000	546,638

		3,489,150

Leisure Time — 0.4%
Harley-Davidson Financial Services, Inc. (a) 3.875% 3/15/16	2,300,000	2,425,716

	Principal Amount	Value
Lodging — 0.2%
Wyndham Worldwide Corp. 2.950% 3/01/17	$448,000	$454,384
Wynn Las Vegas LLC 7.750% 8/15/20	975,000	1,094,437

		1,548,821

Machinery – Diversified — 0.4%
CNH Capital LLC (a) 3.250% 2/01/17	300,000	305,250
CNH Capital LLC 3.625% 4/15/18	265,000	268,644
CNH Capital LLC 3.875% 11/01/15	450,000	464,625
CNH Capital LLC 6.250% 11/01/16	510,000	562,912
Roper Industries, Inc. 1.850% 11/15/17	1,125,000	1,115,171

		2,716,602

Manufacturing — 1.3%
Bombardier, Inc. (a) 4.250% 1/15/16	1,309,000	1,367,905
Harsco Corp 2.700% 10/15/15	2,048,000	2,078,953
SPX Corp. 7.625% 12/15/14	337,000	354,693
Textron, Inc. 6.200% 3/15/15	2,700,000	2,864,195
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,671,963

		8,337,709

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	335,000	346,929

Mining — 0.9%
Rio Tinto Finance USA PLC 1.375% 6/17/16	1,929,000	1,959,042
Vale Overseas Ltd. 6.250% 1/11/16	3,330,000	3,625,538

		5,584,580

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc. 4.750% 1/15/16	300,000	316,267
Pitney Bowes, Inc. 5.750% 9/15/17	395,000	435,286
Xerox Corp. 4.250% 2/15/15	250,000	259,357
Xerox Corp. 8.250% 5/15/14	1,755,000	1,802,036

		2,812,946

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 1.5%
Chesapeake Energy Corp. 3.250% 3/15/16	$1,700,000	$1,717,000
Chesapeake Energy Corp. 9.500% 2/15/15	660,000	715,275
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	105,000	97,913
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,065,000	1,080,975
Newfield Exploration Co. 6.875% 2/01/20	550,000	589,187
Petrobras International Finance Co. 2.875% 2/06/15	1,900,000	1,928,504
Tesoro Corp. 9.750% 6/01/19	400,000	433,000
Transocean, Inc. 4.950% 11/15/15	2,509,000	2,687,741
Transocean, Inc. 5.050% 12/15/16	200,000	220,934

		9,470,529

Oil & Gas Services — 0.3%
Superior Energy Services, Inc. 7.125% 12/15/21	1,228,000	1,369,220
Weatherford International Ltd. 5.500% 2/15/16	600,000	650,273

		2,019,493

Pharmaceuticals — 1.1%
AbbVie, Inc. 1.750% 11/06/17	500,000	499,144
Express Scripts Holding Co. 2.100% 2/12/15	2,500,000	2,536,232
Mylan, Inc. 1.350% 11/29/16	500,000	499,084
Mylan, Inc. (a) 7.875% 7/15/20	2,200,000	2,489,392
Warner Chilcott Co. LLC 7.750% 9/15/18	590,000	638,675

		6,662,527

Pipelines — 0.3%
Enable Oklahoma Intrastate Transmission LLC (a) 6.875% 7/15/14	930,000	956,271
Energy Transfer Partners LP FRN 3.259% 11/01/66	575,000	523,250
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	286,653

		1,766,174

Real Estate — 1.1%
ProLogis LP 5.625% 11/15/15	2,090,000	2,222,374

	Principal Amount	Value
ProLogis LP, Series A 5.750% 4/01/16	$2,000,000	$2,193,180
Regency Centers LP 5.250% 8/01/15	2,220,000	2,357,065

		6,772,619

Real Estate Investment Trusts (REITS) — 4.2%
American Tower Corp. 4.625% 4/01/15	2,430,000	2,541,615
Boston Properties LP 5.625% 4/15/15	3,000,000	3,183,054
DDR Corp. 7.500% 7/15/18	2,400,000	2,856,146
DDR Corp. 9.625% 3/15/16	145,000	169,999
Developers Diversified Realty Corp. 5.500% 5/01/15	1,995,000	2,108,071
Duke Realty LP 5.950% 2/15/17	1,494,000	1,662,489
Duke Realty LP 8.250% 8/15/19	550,000	680,991
Federal Realty Investment Trust 6.200% 1/15/17	2,100,000	2,372,483
HCP, Inc. 6.000% 1/30/17	1,450,000	1,625,061
Highwoods Realty LP 5.850% 3/15/17	710,000	781,849
Highwoods Realty LP 7.500% 4/15/18	170,000	198,393
Mid-America Apartments LP (a) 6.250% 6/15/14	2,225,000	2,280,240
Realty Income Corp. 2.000% 1/31/18	205,000	200,769
Realty, Inc. 5.950% 9/15/16	1,750,000	1,944,698
UDR, Inc. 5.250% 1/15/15	1,650,000	1,718,696
UDR, Inc. 5.250% 1/15/16	1,500,000	1,610,205
Ventas Realty LP/Ventas Capital Corp. 3.125% 11/30/15	500,000	519,995

		26,454,754

Retail — 0.6%
Best Buy Co., Inc. 3.750% 3/15/16	1,450,000	1,504,375
Macy’s Retail Holdings, Inc. 5.750% 7/15/14	1,681,000	1,725,980
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	250,000	292,373

		3,522,728

Savings & Loans — 0.8%
Glencore Funding LLC (a) 1.700% 5/27/16	2,638,000	2,640,221

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Glencore Funding LLC (a) 6.000% 4/15/14	$2,325,000	$2,358,434

		4,998,655

Software — 0.3%
ManTech International Corp. 7.250% 4/15/18	1,250,000	1,315,625
Oracle Corp. 1.200% 10/15/17	600,000	590,435

		1,906,060

Telecommunications — 1.3%
American Tower Corp. 7.000% 10/15/17	150,000	172,889
CenturyLink, Inc. 5.000% 2/15/15	1,910,000	1,981,625
MetroPCS Wireless, Inc. 7.875% 9/01/18	139,000	149,251
Qwest Corp. 8.375% 5/01/16	975,000	1,114,089
Telecom Italia Capital 6.175% 6/18/14	1,098,000	1,122,705
Telefonica Emisiones SAU 6.421% 6/20/16	331,000	368,850
Verizon Communications, Inc. 2.500% 9/15/16	185,000	191,297
Virgin Media Finance PLC 8.375% 10/15/19	822,000	898,035
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,270,000	2,352,287

		8,351,028

Transportation — 1.0%
Asciano Finance (a) 3.125% 9/23/15	4,285,000	4,381,969
Asciano Finance (a) 5.000% 4/07/18	388,000	411,368
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,303,200

		6,096,537

Trucking & Leasing — 0.6%
GATX Corp. 3.500% 7/15/16	105,000	109,495
GATX Corp. 4.750% 5/15/15	185,000	194,381
GATX Corp. 8.750% 5/15/14	695,000	715,749
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	420,000	430,297
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	550,000	565,664

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.750% 5/11/17	$1,910,000	$2,009,266

		4,024,852

TOTAL CORPORATE DEBT (Cost $242,146,976)		244,769,199

MUNICIPAL OBLIGATIONS — 0.5%
Louisiana State Public Facilities Authority FRN 0.000% 4/26/27	500,000	504,270
North Carolina State Education Assistance Authority FRN 0.000% 1/25/21	46,750	46,750
North Carolina State Education Assistance Authority FRN 1.138% 1/26/26	800,000	803,961
State of California 5.950% 4/01/16	245,000	271,266
State of Illinois 5.365% 3/01/17	1,200,000	1,302,300

		2,928,547

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,785,988)		2,928,547

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.9%
Automobile ABS — 2.8%
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	345,429	346,303
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.717% 3/15/20	323,813	323,877
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (a) 2.054% 8/20/16	800,000	812,319
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	505,777	506,768
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	2,145,026	2,152,569
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	529,094	524,491
CarNow Auto Receivables Trust, Series 2013-1A, Class A (a) 1.160% 10/16/17	465,925	465,743

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	$323,392	$323,189
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.918% 11/07/23	783,542	785,908
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	945,000	944,923
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	1,139,536	1,138,011
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	1,708,741	1,704,512
CPS Auto Trust, Series 2010-PG5, Class A (a) 9.250% 1/15/18	1,362,931	1,373,775
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (a) 2.200% 9/16/19	1,000,000	1,008,135
DT Auto Owner Trust, Series 2013-1A, Class A (a) 0.750% 5/16/16	484,116	484,185
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (a) 1.140% 11/20/17	610,383	612,265
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	124,655	124,738
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	188,450	188,998
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	418,675	419,181
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	154,228	154,749
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	533,842	533,418
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	882,143	880,285
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2 (a) 3.740% 2/25/17	450,000	473,594
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	300,000	313,485
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	236,185	236,338

	Principal Amount	Value
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	$340,000	$344,717
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	385,855	387,000

		17,563,476

Commercial MBS — 4.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.746% 2/10/51	825,000	914,548
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.207% 2/10/51	1,275,000	1,449,916
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	875,000	924,010
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	820,360
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	500,000	545,525
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	1,185,000	1,287,060
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.579% 4/12/38	88,624	88,640
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	784,802
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	625,000	700,148
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.751% 9/11/38	900,000	974,465
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.777% 6/10/46	400,000	429,931

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.800% 12/10/49	$1,055,000	$1,191,802
Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 5.820% 7/10/38	715,000	783,773
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	868,217	869,575
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	345,349	348,917
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	525,000	548,449
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	874,804	917,673
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.820% 7/10/38	1,101,670	1,204,134
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,200,000	1,303,409
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	730,000	796,445
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	920,742
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	680,000	753,715
Morgan Stanley Capital I, Series 2005-T19, Class AAB 4.852% 6/12/47	102,109	102,347
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	488,769
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	467,475	473,187
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.281% 1/11/43	400,000	460,484
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	575,000	584,261

	Principal Amount	Value
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	$501,521	$496,506
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.565% 8/15/39	378,700	390,443
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.565% 8/15/39	450,000	478,815
VFC LLC (Acquired 9/19/13, Cost $1,320,000), Series 2013-1, Class A (a) (b) 3.130% 3/20/26	1,646,429	1,656,171
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.339% 12/15/44	855,000	911,270
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,591,435
Wachovia Bank Commercial Mortgage Trust, 2006-C26 AM VRN 5.967% 6/15/45	550,000	600,013
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	433,980	431,377
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	880,000	873,765
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	400,000	416,840
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	475,000	498,576

		29,012,298

Home Equity ABS — 2.1%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.435% 8/25/35	246,061	242,258
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.495% 11/25/35	398,033	386,053
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.515% 9/25/35	153,805	153,032
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.525% 7/25/35	64,172	63,944
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.905% 11/25/34	205,496	203,879

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.825% 6/25/35	$337,748	$329,987
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.752% 8/28/44	24,642	24,568
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.575% 12/25/33	89,540	88,633
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.595% 7/25/35	264,206	254,111
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.615% 8/25/35	366,398	346,421
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.625% 9/25/34	83,223	82,575
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.455% 7/25/36	430,960	426,039
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.585% 5/25/36	744,424	720,868
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.595% 5/25/35	672,305	660,261
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.405% 1/25/36	280,854	273,527
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.595% 4/25/35	265,933	249,296
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.335% 8/25/36	248,160	239,930
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.345% 7/25/36	39,308	39,230
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.825% 10/25/35	275,354	265,578
HSBC Home Equity Loan Trust, Series 2005-1, Class M FRN 0.697% 1/20/34	481,961	405,394
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.945% 12/25/32	389,686	377,306
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.445% 8/25/45	1,051	1,045

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.915% 2/25/35	$88,619	$87,934
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.990% 6/25/35	885,613	841,324
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C FRN 0.365% 8/25/36	475,792	461,518
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.902% 6/28/35	1,039,894	1,035,494
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.665% 7/25/35	676,495	648,928
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.849% 10/25/28	344	361
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.635% 5/25/35	118,436	116,950
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.425% 9/25/35	445,424	433,752
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.545% 8/25/35	443,888	435,207
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.665% 3/25/35	340,691	332,871
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M1 FRN 0.575% 9/25/35	767,760	749,802
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.355% 3/25/36	130,380	129,545
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.415% 1/25/36	82,120	81,466
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.595% 11/25/35	755,000	739,892
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (a) 0.445% 1/25/37	996,459	980,061
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.505% 3/25/36	107,332	106,555
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.525% 8/25/35	291,147	286,231

		13,301,826

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 4.3%
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	$1,238,763	$1,288,364
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.917% 12/15/42	446,624	451,242
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	558,705	586,820
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.345% 8/18/21	1,355,343	1,330,363
Direct Capital Funding V LLC, Series 2013-2, Class A2 (a) 1.730% 8/20/18	1,085,000	1,083,758
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	628,069	670,263
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (a) 5.494% 7/15/24	700,000	730,554
Drug Royalty II LP 1, Series 2012-1, Class A1 FRN (a) 4.244% 1/15/25	495,856	491,626
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	393,976	390,886
Global Container Assets, Series 2013-1A, Class A1 (a) 2.200% 11/05/28	587,823	584,091
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	554,104	556,528
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.418% 6/02/17	575,000	583,729
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	1,119,130	1,118,744
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class A2 (a) 1.147% 5/16/44	590,000	587,867
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	634,745	634,745
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	156,338	155,447
Icon Brands Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	541,655	538,773

	Principal Amount	Value
Leaf II Receivables Funding LLC, Series 2012-1, Class A2 (a) 0.810% 12/15/15	$263,710	$263,710
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	1,130,490	1,160,803
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.110% 4/25/35	1,794,175	1,739,824
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	653,908	655,495
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	965,099	965,099
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	271,894	271,891
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (a) (b) 0.845% 6/20/14	1,600,000	1,596,800
Oxford Finance Funding Trust, Series 2012-1A, Class A (a) 3.900% 3/15/17	901,269	910,281
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.667% 10/17/16	750,000	753,282
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	284,900	289,989
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	195,974	201,149
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	540,314	539,211
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	243,489	250,218
TAL Advantage LLC, Series 2006-1A FRN (a) 0.357% 4/20/21	886,667	875,231
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.420% 5/15/20	752,250	747,292
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	583,333	588,069
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.870% 12/10/18	925,000	926,702

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.567% 10/15/15	$840,000	$850,214
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.667% 7/15/41	835,917	856,301
Triton Container Finance LLC, Series 2012-1A, Class A (a) 4.210% 5/14/27	707,000	712,980

		26,938,341

Student Loans ABS — 2.5%
Access Group, Inc., Series 2002-1, Class A4 VRN 0.030% 9/01/37	400,000	371,105
Access Group, Inc., Series 2007-A, Class A2 FRN 0.368% 8/25/26	149,270	147,899
Access Group, Inc., Series 2004-A, Class A2 FRN 0.498% 4/25/29	702,518	692,200
Access Group, Inc., Series 2003-1, Class A2 FRN 0.506% 12/27/16	67,014	67,014
Access Group, Inc., Series 2003-A, Class A3 FRN 1.660% 7/01/38	1,108,054	982,424
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 12/26/18	70,850	70,824
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1/25/47	1,075,000	919,125
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.337% 12/28/21	281,745	281,374
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 0.000% 6/15/43	300,000	254,662
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 0.000% 6/15/43	650,000	642,687
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.403% 12/15/22	350,669	348,759
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.520% 6/15/43	450,000	440,235
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.338% 8/25/25	1,291,850	1,287,519

	Principal Amount	Value
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.358% 11/25/26	$549,630	$544,449
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.538% 10/28/41	475,439	468,446
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.556% 9/27/35	685,000	599,363
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.767% 9/20/22	145,713	145,790
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.355% 2/25/28	265,326	262,666
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.965% 4/25/46	282,820	285,061
Northstar Education Finance, Inc., Series 2004-2 FRN 0.000% 4/28/16	168,390	168,342
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.338% 10/28/26	337,697	336,234
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.448% 5/28/26	298,371	297,318
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.318% 1/25/18	283,458	283,148
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.364% 1/15/19	304,369	304,169
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.414% 7/15/36	1,810,000	1,775,041
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 0.000% 12/15/16	300,000	300,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 0.000% 12/15/16	500,000	500,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 0.000% 12/15/16	125,000	125,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 0.000% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 0.000% 12/15/16	250,000	250,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.000% 6/17/30	$100,000	$97,063
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.893% 12/15/38	743,946	658,751
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.267% 12/15/21	378,732	379,798
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.267% 8/15/23	470,617	472,364
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.567% 8/15/25	436,474	440,105
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.817% 12/15/17	53,122	53,138
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.428% 10/28/28	170,872	170,398
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.688% 1/25/21	141,283	141,299
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.348% 7/27/20	108,415	108,338

		15,772,108

WL Collateral CMO — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.768% 8/25/34	172,073	166,323
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.909% 2/25/34	37,053	36,188
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.010% 9/25/33	9,457	8,504
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.563% 8/25/34	29,291	27,543
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.356% 1/19/38	669,107	537,938
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.275% 5/25/37	744,390	487,807
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.371% 8/25/34	114,527	96,377
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.415% 8/25/36	184,257	168,275

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.274% 2/25/34	$13,830	$12,831
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 FRN 2.454% 2/25/34	268,831	273,273
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.494% 7/25/33	6,958	6,985
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	341	343
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	207,359	210,013
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.425% 7/25/35	43,259	42,781
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.575% 3/25/34	71,955	71,867
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.543% 4/25/44	167,166	164,222

		2,311,270

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.415% 11/25/37	385,313	378,671
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.744% 6/25/32	44,018	40,675

		419,346

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $104,785,542)		105,318,665

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 3.5%
Pass-Through Securities — 3.5%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.395% 3/01/37 FRN	970,590	1,031,554
Pool #E00856 7.500% 6/01/15	1,819	1,883
Federal National Mortgage Association Pool #725692 2.267% 10/01/33 FRN	206,738	217,723
Pool #888586 2.342% 10/01/34 FRN	423,946	443,070

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #775539 2.357% 5/01/34 FRN	$183,858	$192,185
Pool #684154 5.500% 2/01/18	15,541	16,447
Pool #702331 5.500% 5/01/18	234,215	248,715
Pool #725796 5.500% 9/01/19	1,136,426	1,218,120
Pool #844564 5.500% 12/01/20	221,734	238,591
Federal National Mortgage Association TBA Pool #3348 2.500% 9/01/27 (c)	12,150,000	12,024,703
Pool #1312 3.000% 4/01/27 (c)	1,395,000	1,423,118
Pool #45659 5.500% 12/01/34 (c)	3,300,000	3,630,774
Government National Mortgage Association Pool #507545 7.500% 8/15/29	34,688	41,181
Government National Mortgage Association II Pool #82488 2.000% 3/20/40 FRN	540,232	559,291
Pool #82462 3.500% 1/20/40 FRN	478,521	502,579

		21,789,934

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $21,675,118)		21,789,934

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bonds & Notes — 1.8%
U.S. Treasury Note (d) (e) 0.625% 9/30/17	2,350,000	2,301,072
U.S. Treasury Note 1.000% 5/31/18	4,050,000	3,961,617
U.S. Treasury Note (d) 1.500% 8/31/18	275,000	273,589
U.S. Treasury Note 1.625% 8/15/22	5,150,000	4,678,789

		11,215,067

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,314,160)		11,215,067

TOTAL BONDS & NOTES (Cost $382,707,784)		386,021,412

TOTAL LONG-TERM INVESTMENTS (Cost $382,707,784)		386,021,412

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 41.0%
Commercial Paper — 40.7%
AGL Capital Corp. (a) 0.335% 4/09/14	$3,000,000	$2,997,304
Airgas, Inc. (a) 0.340% 1/07/14	9,000,000	8,999,490
British Telecommunications PLC (a) 0.420% 4/10/14	3,300,000	3,296,189
British Telecommunications PLC (a) 0.700% 4/08/14	7,000,000	6,986,797
Canadian Natural Resources Ltd. (a) 0.314% 1/16/14	3,300,000	3,299,574
Daimler Finance North America LLC (a) 0.530% 3/13/14	8,500,000	8,491,115
Duke Energy Corp. (a) 0.370% 3/10/14	6,000,000	5,995,807
Duke Energy Corp. (a) 0.380% 3/06/14	2,000,000	1,998,649
Ecolab, Inc. (a) 0.330% 1/06/14	10,000,000	9,999,542
Elsevier Finance SA (a) 0.380% 1/31/14	1,100,000	1,099,652
Elsevier Finance SA (a) 0.386% 1/21/14	5,000,000	4,998,944
Elsevier Finance SA (a) 0.420% 1/27/14	2,500,000	2,499,242
Enbridge Energy Partners LP (a) 0.375% 2/28/14	4,440,000	4,437,353
FMC Corp. (a) 0.294% 1/09/14	6,500,000	6,499,581
Glencore Funding LLC (a) 0.710% 6/12/14	10,000,000	9,968,050
Holcim US Finance Sarl & Cie (a) 0.420% 1/15/14	6,000,000	5,999,020
Holcim US Finance Sarl & Cie (a) 0.420% 2/10/14	2,500,000	2,498,833
Holcim US Finance Sarl & Cie (a) 0.426% 2/04/14	4,000,000	3,998,413
Hyundai Capital America (a) 0.386% 1/13/14	5,000,000	4,999,367
Hyundai Capital America (a) 0.430% 1/14/14	5,000,000	4,999,224
IntercontinentalExchange, Inc. (a) 0.310% 3/12/14	3,200,000	3,198,071
Johnson Controls (a) 0.200% 1/02/14	3,000,000	2,999,983
National Grid USA (a) 0.350% 1/22/14	3,500,000	3,499,285
National Grid USA (a) 0.360% 1/16/14	8,000,000	7,998,800
Nissan Motor Acceptance Corp. (a) 0.294% 2/04/14	5,900,000	5,898,384

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nissan Motor Acceptance Corp. (a) 0.330% 1/21/14	$5,000,000	$4,999,083
Noble Corp. (a) 0.530% 1/23/14	5,000,000	4,998,381
Noble Corp. (a) 0.550% 1/03/14	6,000,000	5,999,817
ONEOK, Inc. (a) 0.300% 1/09/14	6,500,000	6,499,567
ONEOK, Inc. (a) 0.350% 1/27/14	4,500,000	4,498,863
Pall Corp. (a) 0.284% 2/14/14	3,000,000	2,998,973
Pall Corp. (a) 0.320% 3/10/14	7,000,000	6,995,769
Pentair Finance (a) 0.300% 1/24/14	5,400,000	5,398,965
Pentair Finance (a) 0.310% 1/13/14	1,600,000	1,599,835
Plains All American Pipeline LP (a) 0.264% 1/06/14	4,875,000	4,874,824
Plains All American Pipeline LP (a) 0.310% 1/27/14	3,385,000	3,384,242
Sabmiller Holdings, Inc. 0.300% 2/13/14	6,000,000	5,997,850
Sabmiller Holdings, Inc. 0.314% 1/17/14	5,250,000	5,249,277
Sempra Energy Holding (a) 0.304% 2/03/14	2,840,000	2,839,219
Sempra Energy Holdings (a) 0.325% 2/10/14	4,500,000	4,498,400
Sempra Energy Holdings (a) 0.410% 1/10/14	3,435,000	3,434,648
Tesco Treasury Services PLC (a) 0.270% 1/17/14	3,700,000	3,699,556
Tesco Treasury Services PLC (a) 0.580% 2/21/14	7,200,000	7,194,084
Vodafone Group PLC (a) 0.390% 3/11/14	2,000,000	1,998,505
Vodafone Group PLC (a) 0.400% 3/27/14	5,300,000	5,294,994
Vodafone Group PLC (a) 0.630% 4/07/14	3,400,000	3,394,288
Volvo Group Treasury NA (a) 0.375% 3/05/14	10,600,000	10,593,136
VW Credit, Inc. (a) 0.220% 1/29/14	9,800,000	9,798,323
WellPoint, Inc. (a) 0.330% 1/08/14	10,000,000	9,999,358

		253,896,626

	Principal Amount	Value
Time Deposits — 0.3%
Euro Time Deposit 0.000% 1/02/14	$1,946,240	$1,946,240

TOTAL SHORT-TERM INVESTMENTS (Cost $255,842,866)		255,842,866

TOTAL INVESTMENTS — 103.0% (Cost $638,550,650) (f)		641,864,278

Other Assets/(Liabilities) — (3.0)%		(18,785,156)

NET ASSETS — 100.0%		$623,079,122

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $347,655,967 or 55.80% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At December 31, 2013, these securities amounted to a value of $3,252,971 or 0.52% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 139.3%

CORPORATE DEBT — 1.7%
Banks — 0.5%
Associated Banc-Corp. 1.875% 3/12/14	$850,000	$851,185
First Horizon National Corp. 5.375% 12/15/15	390,000	419,215

		1,270,400

Computers — 0.2%
Hewlett-Packard Co. 2.650% 6/01/16	700,000	721,267

Diversified Financial — 0.3%
Ford Motor Credit Co. LLC 12.000% 5/15/15	700,000	803,362

Oil & Gas — 0.3%
Transocean, Inc. 4.950% 11/15/15	675,000	723,087

Real Estate Investment Trusts (REITS) — 0.4%
DDR Corp. 9.625% 3/15/16	945,000	1,107,927

TOTAL CORPORATE DEBT (Cost $4,734,330)		4,626,043

MUNICIPAL OBLIGATIONS — 0.3%
Educational Funding of the South, Inc. FRN 0.589% 9/01/17	382,657	381,869
Louisiana State Public Facilities Authority FRN 1.138% 4/26/27	340,000	342,903
North Carolina State Education Assistance Authority FRN 0.688% 1/25/21	22,893	22,893

		747,665

TOTAL MUNICIPAL OBLIGATIONS (Cost $745,518)		747,665

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.4%
Automobile ABS — 10.8%
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (a) 1.320% 2/15/17	766,950	767,009
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (a) 1.640% 11/15/16	249,851	249,847
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	585,961	587,443

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2 0.740% 11/08/16	$485,000	$485,274
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2 0.760% 10/08/15	100,026	100,050
ARI Fleet Lease Trust, Series 2013-A, Class A2 (a) 0.700% 12/15/15	255,000	254,829
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.717% 3/15/20	217,145	217,188
Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A (a) 2.370% 11/20/14	680,000	687,588
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	239,579	240,048
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	550,000	549,907
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	1,156,490	1,160,557
Carfinance Capital Auto Trust, Series 2013-2A, Class A (a) 1.750% 11/15/17	655,589	655,481
CarNow Auto Receivables Trust, Series 2013-1A, Class A (a) 1.160% 10/16/17	477,948	477,762
CarNow Auto Receivables Trust, Series 2012-1A, Class B (a) 3.240% 3/15/16	80,125	80,160
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	203,737	203,609
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.618% 5/07/24	720,322	721,342
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.918% 11/07/23	522,361	523,939
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	442,369	442,370
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	915,000	914,925
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	592,559	591,765

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	$458,438	$460,881
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	925,899	923,608
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	494,493	505,425
CPS Auto Trust, Series 2010-PG5, Class A (a) 9.250% 1/15/18	654,423	659,630
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	855,000	859,492
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	739,964	744,447
DT Auto Owner Trust, Series 2013-1A, Class A (a) 0.750% 5/16/16	262,021	262,059
DT Auto Owner Trust, Series 2013-2A, Class A (a) 0.810% 9/15/16	923,284	923,255
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	388,689	388,817
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	18,497	18,510
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	143,222	143,638
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	286,095	286,440
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	646,198	647,329
Exeter Automobile Receivables Trust, Series 2013-2A, Class A (a) 1.490% 11/15/17	556,291	557,897
Exeter Automobile Receivables Trust, Series 2012-1A, Class A (a) 2.020% 8/15/16	811,145	813,388
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	813,322	811,591
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	726,253	726,309
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	282,751	283,706

	Principal Amount	Value
Hertz Fleet Lease Funding LP, Series 2013-3, Class A FRN (a) 0.716% 12/10/27	$1,650,000	$1,650,040
Navistar Financial Owner Trust, Series 2012-A, Class A3 (a) 1.190% 1/18/19	1,025,000	1,027,006
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	182,853	182,971
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	255,000	258,538
Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B (a) 1.660% 8/15/16	1,655,310	1,658,430
Santander Drive Auto Receivables Trust, Series 2013-5, Class A2B FRN 0.547% 4/17/17	1,000,000	1,000,255
Santander Drive Auto Receivables Trust, Series 2012-4, Class A2 0.790% 8/17/15	45,824	45,831
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2 0.890% 9/15/16	966,214	967,580
Santander Drive Auto Receivables Trust, Series 2010-A, Class A3 (a) 1.830% 11/17/14	16,419	16,427
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (a) 2.060% 6/15/17	405,898	405,916
Santander Drive Auto Receivables Trust, Series 2011-2, Class B 2.660% 1/15/16	229,114	230,257
SNAAC Auto Receivables Trust, Series 2012-1A, Class A (a) 1.780% 6/15/16	121,640	121,609
Tidewater Auto Receivables Trust, Series 2012-AA, Class A2 (a) 1.210% 8/15/15	35,359	35,363
United Auto Credit Securitization Trust, Series 2013-1, Class A2 (a) 0.950% 9/15/15	562,220	562,282
Westlake Automobile Receivables Trust, Series 2012-1A, Class A2 (a) 1.030% 3/15/16	441,605	441,583
Westlake Automobile Receivables Trust, Series 2013-1A, Class A2 (a) 1.120% 1/15/18	695,000	695,174
Westlake Automobile Receivables Trust, Series 2011-1A, Class B (a) 2.600% 10/15/14	26,864	26,866

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	$303,860	$304,763

		29,558,406

Commercial MBS — 1.5%
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.579% 4/12/38	100,440	100,459
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	456,434	457,148
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class AAB 4.866% 5/10/43	118,203	118,488
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	2,490,662	2,465,756
VFC LLC (Acquired 9/19/13, Cost $1,320,000), Series 2013-1, Class A (a) (b) 3.130% 3/20/26	829,499	834,407
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	304,082	302,257

		4,278,515

Home Equity ABS — 2.1%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.435% 8/25/35	129,032	127,038
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.840% 4/25/35	29,514	29,470
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.525% 7/25/35	41,070	40,924
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.534% 11/25/34	183,486	182,043
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.840% 2/25/35	165,243	161,204
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.752% 8/28/44	12,597	12,558
Countrywide Asset-Backed Certificates, Series 2005-BC5, Class 3A3 FRN 0.535% 1/25/36	535,511	525,808
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.625% 9/25/34	51,162	50,764

	Principal Amount	Value
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.455% 7/25/36	$615,698	$608,668
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.585% 5/25/36	502,728	486,820
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.595% 5/25/35	370,153	363,522
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.345% 7/25/36	26,128	26,076
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.575% 11/25/35	12,476	12,476
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.825% 10/25/35	217,385	209,667
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.945% 12/25/32	280,574	271,661
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.915% 2/25/35	26,914	26,706
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.990% 6/25/35	645,831	613,534
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.840% 3/25/35	563,102	554,362
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.902% 6/28/35	815,603	812,152
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.615% 8/25/35	315,878	308,560
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.635% 5/25/35	76,984	76,018
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.545% 8/25/35	249,687	244,804
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.355% 3/25/36	64,072	63,662

		5,808,497

Other ABS — 10.9%
321 Henderson Receivables II LLC, Series 2006-3A, Class A1 FRN (a) 0.367% 9/15/41	461,255	442,476

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.367% 12/15/41	$890,605	$851,762
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.917% 12/15/42	1,415,799	1,430,438
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.345% 8/18/21	2,811,128	2,759,316
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	969,933	969,821
Direct Capital Funding IV LLC, Series 2013-1, Class A (a) 1.673% 12/20/17	406,849	406,849
Drug Royalty II LP 1, Series 2012-1, Class A1 FRN (a) 4.244% 1/15/25	873,651	866,199
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2 (a) 0.850% 11/21/14	114,232	114,263
Global Container Assets, Series 2013-1A, Class A1 (a) 2.200% 11/05/28	282,155	280,363
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	667,695	670,616
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.418% 6/02/17	375,000	380,693
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class A1 (a) 0.898% 1/15/44	600,000	600,000
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T6, Class AT6 (a) 1.287% 9/15/44	850,000	849,490
Leaf II Receivables Funding LLC, Series 2012-1, Class A2 (a) 0.810% 12/15/15	533,749	533,749
Macquarie Equipment Funding Trust, Series 2012-A, Class A2 (a) 0.610% 4/20/15	540,100	540,380
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	1,334,853	1,370,645
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.110% 4/25/35	983,414	953,624
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	519,890	519,890

	Principal Amount	Value
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	$986,979	$986,648
New York City Tax Lien, Series 2013-A, Class A (a) 1.190% 11/10/26	340,621	340,712
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	945,052	945,043
Oxford Finance Funding Trust, Series 2012-1A, Class A (a) 3.900% 3/15/17	1,136,600	1,147,966
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.717% 2/15/18	2,100,000	2,096,302
PFS Financing Corp., Series 2012-BA, Class A FRN (a) 0.867% 10/17/16	1,110,000	1,110,001
PFS Financing Corp., Series 2012-AA, Class A FRN (a) 1.367% 2/15/16	1,550,000	1,551,323
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	208,927	212,659
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	466,005	474,827
TAL Advantage LLC, Series 2006-1A FRN (a) 0.357% 4/20/21	933,333	921,296
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.420% 5/15/20	2,635,000	2,617,632
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.870% 12/10/18	990,000	991,822
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.567% 10/15/15	754,000	763,168
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.667% 7/15/41	497,993	510,137
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	657,883	660,041

		29,870,151

Student Loans ABS — 11.8%
Academic Loan Funding Trust, Series 2013-1A, Class A FRN (a) 0.965% 12/26/44	4,300,000	4,267,849
Access Group, Inc., Series 2006-1, Class A2 FRN 0.348% 8/25/23	743,973	735,763

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc., Series 2005-1, Class A2 FRN 0.356% 3/23/20	$261,837	$261,357
Access Group, Inc., Series 2007-A, Class A2 FRN 0.368% 8/25/26	94,276	93,410
Access Group, Inc., Series 2005-2, Class A3 FRN 0.418% 11/22/24	289,877	286,308
Access Group, Inc., Series 2005-A, Class A2 FRN 0.458% 4/27/26	995,722	990,005
Access Group, Inc., Series 2005-B, Class A2 FRN 0.468% 7/25/22	416,175	412,006
Access Group, Inc., Series 2004-A, Class A2 FRN 0.498% 4/25/29	441,907	435,416
Access Group, Inc., Series 2003-1, Class A2 FRN 0.506% 12/27/16	43,866	43,866
Access Group, Inc., Series 2003-A, Class A3 FRN 1.670% 7/01/38	316,587	280,692
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.325% 12/26/18	73,303	73,276
Brazos Higher Education Authority, Series 2005-3, Class A14 FRN 0.356% 9/25/23	218,105	217,900
Brazos Higher Education Authority, Series 2004-I, Class A2 FRN 0.406% 6/27/22	701,819	700,409
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.664% 1/25/47	675,000	577,125
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.337% 12/28/21	185,934	185,689
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.347% 12/28/21	9,978	9,972
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.457% 9/28/26	927,862	921,951
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.403% 12/15/22	858,243	853,569
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.667% 6/15/43	1,150,000	1,137,062

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.667% 6/15/43	$350,000	$342,405
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.910% 6/15/43	200,000	169,775
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1 FRN (a) 0.615% 6/25/22	662,921	661,202
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.308% 5/25/23	203,936	201,161
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.338% 8/25/25	847,777	844,934
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.358% 11/25/26	407,642	403,799
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.668% 1/01/44	200,000	171,101
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.676% 1/01/44	275,000	238,927
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.538% 10/28/41	2,090,016	2,059,274
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.767% 9/20/22	102,150	102,204
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.355% 2/25/28	138,237	136,851
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.375% 4/26/27	590,665	590,182
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.965% 4/25/46	148,853	150,032
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.338% 10/28/26	209,050	208,145
Northstar Education Finance, Inc., Series 2004-2 FRN 0.358% 4/28/16	405,666	405,552
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.448% 5/28/26	697,976	695,511
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.318% 1/25/18	214,168	213,934

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pennsylvania Higher Education Assistance Agency FRN 0.838% 4/25/19	$1,122,805	$1,123,602
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.364% 1/15/19	313,916	313,710
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.414% 7/15/36	1,370,000	1,343,539
SLM Student Loan Trust, Series 2006-B, Class A3 FRN 0.383% 12/15/22	55,497	55,409
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.423% 3/15/19	166,975	166,991
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.438% 1/25/16	32,310	32,300
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.463% 12/15/17	200,346	200,289
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.738% 10/25/17	112,358	112,575
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.893% 12/15/38	507,236	449,149
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.917% 10/16/23	372,649	372,260
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.267% 12/15/21	311,287	312,163
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.267% 8/15/23	317,819	318,999
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 1.320% 6/17/30	600,000	600,000
SLM Student Loan Trust, Series 2008-5, Class A2 FRN 1.338% 10/25/16	647,737	648,270
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.567% 8/15/25	311,767	314,361
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.650% 12/15/16	200,000	200,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.650% 12/15/16	525,000	525,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.656% 12/15/16	$100,000	$100,000
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.657% 12/15/16	250,000	250,000
SLM Student Loan Trust, Series 2003-10A, Class A1C FRN (a) 1.657% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.657% 12/15/16	75,000	75,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.658% 12/15/16	150,000	150,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.659% 12/15/16	225,000	225,000
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	900,000	900,000
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.817% 12/15/17	45,504	45,519
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.671% 6/17/30	500,000	485,315
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.358% 7/28/26	316,180	312,800
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.428% 10/28/28	425,201	424,021
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.478% 4/30/29	393,420	392,877
South Carolina Student Loan Corp., Series 2006-1, Class A1 FRN 0.349% 12/02/19	689,605	684,695
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.688% 1/25/21	198,843	198,865
US Education Loan Trust IV LLC, Series 2007-1A, Class 1A3 FRN (a) 0.639% 9/01/22	634,425	634,339
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.348% 7/27/20	216,831	216,676

		32,362,338

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 0.2%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1 FRN (a) 0.865% 3/25/45	$363,176	$349,073
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	121,976	123,537

		472,610

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.415% 11/25/37	189,384	186,119

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $98,383,283)		102,536,636

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II Pool #82462 FRN 3.500% 1/20/40	319,014	335,053

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $338,654)		335,053

U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Bonds & Notes — 99.8%
U.S. Treasury Inflation Index (c) 0.125% 4/15/16	18,496,462	18,992,112
U.S. Treasury Inflation Index (c) (d) (e) 0.125% 4/15/17	15,378,675	15,806,387
U.S. Treasury Inflation Index (c) 0.125% 4/15/18	16,676,817	17,009,053
U.S. Treasury Inflation Index (c) 0.125% 1/15/22	12,434,998	11,951,201
U.S. Treasury Inflation Index (c) 0.125% 7/15/22	12,304,842	11,786,697
U.S. Treasury Inflation Index (c) 0.125% 1/15/23	21,259,809	20,078,890
U.S. Treasury Inflation Index (c) 0.375% 7/15/23	5,796,021	5,589,990
U.S. Treasury Inflation Index (c) 0.625% 7/15/21	12,192,070	12,375,901
U.S. Treasury Inflation Index (c) 0.625% 2/15/43	4,439,483	3,413,545
U.S. Treasury Inflation Index (c) 0.750% 2/15/42	6,300,158	5,064,735
U.S. Treasury Inflation Index (c) 1.125% 1/15/21	11,867,708	12,473,151

	Principal Amount	Value
U.S. Treasury Inflation Index 1.250% 4/15/14	$674	$678
U.S. Treasury Inflation Index (c) 1.250% 7/15/20	10,035,083	10,735,973
U.S. Treasury Inflation Index (c) 1.375% 7/15/18	5,112,374	5,540,934
U.S. Treasury Inflation Index (c) 1.375% 1/15/20	6,016,101	6,460,258
U.S. Treasury Inflation Index (c) 1.625% 1/15/15	9,051,754	9,324,719
U.S. Treasury Inflation Index (c) 1.625% 1/15/18	5,373,770	5,840,197
U.S. Treasury Inflation Index (c) 1.750% 1/15/28	2,229,780	2,387,258
U.S. Treasury Inflation Index (c) 1.875% 7/15/15	3,302,173	3,480,437
U.S. Treasury Inflation Index (c) 1.875% 7/15/19	5,146,752	5,718,927
U.S. Treasury Inflation Index (c) 2.000% 1/15/16	7,125,463	7,593,628
U.S. Treasury Inflation Index (c) 2.000% 1/15/26	3,530,370	3,908,229
U.S. Treasury Inflation Index (c) 2.125% 1/15/19	4,683,280	5,229,908
U.S. Treasury Inflation Index (c) 2.125% 2/15/40	3,782,170	4,249,624
U.S. Treasury Inflation Index (c) 2.125% 2/15/41	3,140,990	3,529,197
U.S. Treasury Inflation Index (c) 2.375% 1/15/17	5,698,295	6,270,797
U.S. Treasury Inflation Index (c) 2.375% 1/15/25	9,070,212	10,425,782
U.S. Treasury Inflation Index (c) 2.375% 1/15/27	4,105,784	4,729,349
U.S. Treasury Inflation Index (c) 2.500% 7/15/16	7,286,202	7,994,333
U.S. Treasury Inflation Index (c) 2.500% 1/15/29	5,950,649	6,992,941
U.S. Treasury Inflation Index (c) 2.625% 7/15/17	5,645,969	6,350,835
U.S. Treasury Inflation Index (c) 3.375% 4/15/32	2,763,306	3,676,277
U.S. Treasury Inflation Index (c) 3.625% 4/15/28	5,776,320	7,640,985
U.S. Treasury Inflation Index (c) 3.875% 4/15/29	7,998,935	10,962,293

		273,585,221

TOTAL U.S. TREASURY OBLIGATIONS (Cost $278,868,792)		273,585,221

TOTAL BONDS & NOTES (Cost $383,070,577)		381,830,618

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL LONG-TERM INVESTMENTS (Cost $383,070,577)		$381,830,618

SHORT-TERM INVESTMENTS — 48.7%
Commercial Paper — 47.4%
AGL Capital Corp. (a) 0.410% 1/06/14	$4,493,000	4,492,744
Airgas, Inc. (a) 0.325% 1/14/14	500,000	499,942
Airgas, Inc. (a) 0.340% 1/03/14	4,000,000	3,999,924
British Telecommunications PLC (a) 0.350% 3/07/14	500,000	499,684
British Telecommunications PLC (a) 0.375% 3/07/14	400,000	399,729
British Telecommunications PLC (a) 0.450% 3/10/14	700,000	699,405
British Telecommunications PLC (a) 0.750% 3/10/14	2,500,000	2,496,458
British Telecommunications PLC (a) 0.750% 4/10/14	400,000	399,175
Canadian Natural Resources Ltd. (a) 0.314% 1/16/14	4,500,000	4,499,419
Centrica PLC (a) 0.530% 1/07/14	2,500,000	2,499,779
Daimler Finance North America LLC (a) 0.530% 3/05/14	4,500,000	4,495,826
Dominion Resources, Inc. (a) 0.430% 1/10/14	3,000,000	2,999,678
Duke Energy Corp. (a) 0.380% 3/06/14	4,250,000	4,247,129
Ecolab, Inc. (a) 0.330% 1/08/14	1,250,000	1,249,920
Elsevier Finance SA (a) 0.380% 1/31/14	1,285,000	1,284,593
Elsevier Finance SA (a) 0.430% 2/05/14	3,000,000	2,998,746
Enbridge (US), Inc. (a) 0.330% 1/27/14	4,500,000	4,498,927
FMC Technologies, Inc. (a) 0.300% 1/06/14	500,000	499,979
FMC Technologies, Inc. (a) 0.304% 2/06/14	4,000,000	3,998,800
Glencore Funding LLC (a) 0.710% 6/12/14	4,500,000	4,485,623
Holcim US Finance Sarl & Cie (a) 0.440% 1/07/14	4,500,000	4,499,670
Hyundai Capital America (a) 0.330% 1/30/14	4,500,000	4,498,804
IntercontinentalExchange, Inc. (a) 0.310% 3/12/14	7,000,000	6,995,781

	Principal Amount	Value
Marriott International, Inc. (a) 0.294% 2/27/14	$2,000,000	$1,999,082
National Grid USA (a) 0.360% 1/16/14	4,500,000	4,499,325
Nissan Motor Acceptance Corp. (a) 0.304% 2/05/14	4,500,000	4,498,687
Noble Corp. (a) 0.507% 1/02/14	4,250,000	4,249,941
Oneok, Inc. (a) 0.360% 1/07/14	2,074,000	2,073,876
Pall Corp. (a) 0.320% 3/10/14	4,500,000	4,497,280
Pentair Finance (a) 0.304% 1/02/14	500,000	499,996
Plains All American Pipeline LP (a) 0.310% 1/22/14	4,000,000	3,999,277
Sabmiller Holdings, Inc. 0.304% 2/13/14	4,500,000	4,498,388
Sempra Energy Holding (a) 0.304% 2/03/14	4,500,000	4,498,762
Spectra Energy Capital (a) 0.304% 1/10/14	4,500,000	4,499,662
Tesco Treasury Services PLC (a) 0.580% 2/21/14	2,500,000	2,497,946
TransCanada American (a) 0.315% 3/10/14	530,000	529,690
Tyco International Finance SA (a) 0.304% 1/24/14	4,500,000	4,499,137
Virginia Electric and Power Co. 0.420% 1/10/14	1,500,000	1,499,843
Vodafone Group PLC (a) 0.630% 4/07/14	5,500,000	5,490,760
Volvo Group Treasury NA (a) 0.365% 3/03/14	4,500,000	4,497,255
WellPoint, Inc. (a) 0.330% 1/08/14	4,000,000	3,999,742

		130,068,384

Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/13, 0.010%, due 1/02/14 (f)	3,449,922	3,449,922

TOTAL SHORT-TERM INVESTMENTS (Cost $133,518,306)		133,518,306

TOTAL INVESTMENTS — 188.0% (Cost $516,588,883) (g)		515,348,924

Other Assets/(Liabilities) — (88.0)%		(241,221,257)

NET ASSETS — 100.0%		$274,127,667

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $195,548,438 or 71.33% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At December 31, 2013, these securities amounted to a value of $834,407 or 0.30% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(c)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	Maturity value of $3,449,924. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 03/20/28, and an aggregate market value, including accrued interest, of $3,522,093.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	130,000	$3,134,300

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,134,300

TOTAL EQUITIES (Cost $3,250,000)		3,134,300

	Principal Amount
BONDS & NOTES — 99.2%

CORPORATE DEBT — 46.3%
Advertising — 0.4%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$1,600,000	$1,577,406
WPP Finance 2010 4.750% 11/21/21	635,000	660,118
WPP Finance 2010 5.625% 11/15/43	3,100,000	3,068,802

		5,306,326

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	1,375,000	1,591,310
Exelis, Inc. 4.250% 10/01/16	2,465,000	2,603,220
L-3 Communications Corp. 4.750% 7/15/20	105,000	108,962
United Technologies Corp. 6.125% 7/15/38	465,000	554,400

		4,857,892

Agriculture — 0.2%
Altria Group, Inc. 4.250% 8/09/42	775,000	661,400
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,785,000	1,835,813
Philip Morris International, Inc. 6.375% 5/16/38	225,000	266,689

		2,763,902

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	206,437	103,219

Auto Manufacturers — 0.2%
General Motors Co. (a) 3.500% 10/02/18	1,425,000	1,457,063
Volvo Treasury AB (a) 5.950% 4/01/15	1,300,000	1,375,712

		2,832,775

	Principal Amount	Value
Automotive & Parts — 0.4%
Lear Corp. (a) 4.750% 1/15/23	$625,000	$585,937
Lear Corp. 8.125% 3/15/20	2,204,000	2,429,910
TRW Automotive, Inc. (a) 4.450% 12/01/23	1,235,000	1,197,950
TRW Automotive, Inc. (a) 7.250% 3/15/17	950,000	1,090,125

		5,303,922

Banks — 3.0%
Associated Banc-Corp. 5.125% 3/28/16	2,000,000	2,137,828
Bank of America Corp. 3.625% 3/17/16	1,600,000	1,683,306
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,046,176
Bank of America Corp. 5.650% 5/01/18	1,150,000	1,309,009
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,769,766
Capital One Financial Corp. 2.125% 7/15/14	850,000	856,737
Capital One Financial Corp. 7.375% 5/23/14	930,000	953,949
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,261,563
Credit Suisse New York 5.500% 5/01/14	585,000	594,535
Discover Bank 2.000% 2/21/18	1,920,000	1,885,755
Export-Import Bank of Korea 1.750% 2/27/18	705,000	686,009
Export-Import Bank of Korea 4.000% 1/11/17	1,000,000	1,059,391
First Horizon National Corp. 5.375% 12/15/15	3,666,000	3,940,624
FirstMerit Corp. 4.350% 2/04/23	645,000	631,904
HSBC Holdings PLC 6.500% 9/15/37	930,000	1,099,944
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,800,000	1,836,745
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,355,102
ICICI Bank Ltd. (a) 5.500% 3/25/15	3,224,000	3,339,148
KFW 2.125% 1/17/23	4,590,000	4,214,538
Morgan Stanley 4.875% 11/01/22	750,000	767,746

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Regions Financial Corp. 5.750% 6/15/15	$1,990,000	$2,120,393
Regions Financial Corp. 7.500% 5/15/18	895,000	1,059,041
UBS AG 5.750% 4/25/18	1,500,000	1,722,075
Union Bank NA 2.625% 9/26/18	550,000	559,874
Valley National Bancorp 5.125% 9/27/23	1,320,000	1,301,932
Wachovia Bank NA 6.600% 1/15/38	690,000	858,561
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,144,146
Wells Fargo & Co. 4.600% 4/01/21	345,000	378,198
Zions Bancorp. 6.000% 9/15/15	47,000	49,475

		42,623,470

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	119,000	145,676
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	815,000	720,184
Molson Coors Brewing Co. 5.000% 5/01/42	600,000	587,068

		1,452,928

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	1,600,000	1,594,058

Building Materials — 0.7%
CRH America, Inc. 8.125% 7/15/18	1,730,000	2,119,115
Lafarge SA (a) 6.200% 7/09/15	3,300,000	3,498,000
Masco Corp. 4.800% 6/15/15	2,510,000	2,616,675
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,537,048

		9,770,838

Chemicals — 1.4%
Ashland, Inc. 3.000% 3/15/16	4,446,000	4,534,920
Ashland, Inc. 6.875% 5/15/43	1,503,000	1,420,335
Cabot Corp. 5.000% 10/01/16	2,440,000	2,671,175
CF Industries, Inc. 3.450% 6/01/23	457,000	417,345

	Principal Amount	Value
Cytec Industries, Inc. 3.500% 4/01/23	$520,000	$477,820
Cytec Industries, Inc. 8.950% 7/01/17	450,000	542,584
The Dow Chemical Co. 8.550% 5/15/19	375,000	484,198
Ecolab, Inc. 4.350% 12/08/21	650,000	674,006
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	880,000	963,104
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,642,000	2,747,331
Methanex Corp. 5.250% 3/01/22	550,000	582,281
NOVA Chemicals Corp. 8.625% 11/01/19	1,500,000	1,651,875
RPM International, Inc. 6.125% 10/15/19	800,000	897,197
RPM International, Inc. 6.500% 2/15/18	1,375,000	1,557,950
Valspar Corp. 7.250% 6/15/19	650,000	770,466

		20,392,587

Commercial Services — 0.5%
The ADT Corp. 2.250% 7/15/17	2,015,000	1,982,887
Brambles USA, Inc. (a) 3.950% 4/01/15	1,400,000	1,447,680
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	462,000	487,410
ERAC USA Finance LLC (a) 2.800% 11/01/18	455,000	459,794
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	394,053
The Western Union Co. 5.930% 10/01/16	1,405,000	1,561,476

		6,333,300

Computers — 0.5%
Apple, Inc. 1.000% 5/03/18	2,700,000	2,610,757
Apple, Inc. 2.400% 5/03/23	1,875,000	1,686,021
Brocade Communications Systems, Inc. 6.875% 1/15/20	115,000	123,337
Hewlett-Packard Co. 2.125% 9/13/15	1,280,000	1,303,392
Hewlett-Packard Co. 2.200% 12/01/15	1,475,000	1,507,462

		7,230,969

Cosmetics & Personal Care — 0.2%
Avon Products, Inc. 5.000% 3/15/23	1,120,000	1,088,887

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avon Products, Inc. 6.500% 3/01/19	$885,000	$966,236
The Procter & Gamble Co. 5.800% 8/15/34	270,000	311,467

		2,366,590

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	170,000	163,492

Diversified Financial — 5.6%
Air Lease Corp. 3.375% 1/15/19	2,505,000	2,505,000
American Express Co. VRN 6.800% 9/01/66	200,000	213,100
American Express Co. 8.125% 5/20/19	610,000	778,317
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,820,004
Citigroup, Inc. 4.750% 5/19/15	590,000	620,829
Citigroup, Inc. 5.500% 10/15/14	456,000	472,939
Citigroup, Inc. 5.875% 5/29/37	550,000	600,295
Citigroup, Inc. 5.875% 1/30/42	800,000	899,099
Citigroup, Inc. 6.375% 8/12/14	1,024,000	1,058,429
Citigroup, Inc. 8.125% 7/15/39	225,000	315,605
Citigroup, Inc. 8.500% 5/22/19	688,000	881,733
Eaton Vance Corp. 3.625% 6/15/23	707,000	677,373
Eaton Vance Corp. 6.500% 10/02/17	91,000	103,289
Ford Motor Credit Co. LLC 2.750% 5/15/15	2,200,000	2,256,852
Ford Motor Credit Co. LLC 3.000% 6/12/17	1,850,000	1,922,738
Ford Motor Credit Co. LLC 3.875% 1/15/15	3,760,000	3,879,771
Ford Motor Credit Co. LLC 8.700% 10/01/14	3,100,000	3,281,734
General Electric Capital Corp. 2.150% 1/09/15	1,500,000	1,527,473
General Electric Capital Corp. 5.500% 1/08/20	600,000	687,098
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	1,921,966
General Motors Financial Co., Inc. (a) 2.750% 5/15/16	1,320,000	1,336,500
The Goldman Sachs Group, Inc. 1.600% 11/23/15	2,275,000	2,299,452

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.375% 3/15/20	$900,000	$1,000,916
The Goldman Sachs Group, Inc. 5.625% 1/15/17	3,540,000	3,900,861
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,801,101
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	481,604
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	507,056
The Goldman Sachs Group, Inc. 6.345% 2/15/34	550,000	554,952
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	628,588
Hyundai Capital America (a) 1.625% 10/02/15	995,000	999,980
Hyundai Capital America (a) 2.875% 8/09/18	910,000	913,455
Hyundai Capital America (a) 4.000% 6/08/17	1,605,000	1,689,964
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	1,915,000	1,926,350
International Lease Finance Corp. 3.875% 4/15/18	2,065,000	2,070,162
International Lease Finance Corp. 5.750% 5/15/16	6,722,000	7,200,942
Janus Capital Group, Inc. 6.700% 6/15/17	2,615,000	2,912,004
JP Morgan Chase & Co. 3.450% 3/01/16	2,460,000	2,580,159
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,586,596
Lazard Group LLC 4.250% 11/14/20	2,740,000	2,734,054
Lazard Group LLC 6.850% 6/15/17	3,348,000	3,774,887
Leighton Finance USA Pty Ltd. (a) 5.950% 11/13/22	945,000	920,827
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	716,541
Morgan Stanley 3.800% 4/29/16	850,000	899,156
Morgan Stanley 4.200% 11/20/14	4,085,000	4,214,903
Morgan Stanley 5.450% 1/09/17	1,526,000	1,692,336
Morgan Stanley 5.625% 9/23/19	1,415,000	1,608,411
Morgan Stanley 5.750% 1/25/21	225,000	254,534
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	526,555

		78,156,490

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 2.5%
The AES Corp. 7.750% 10/15/15	$590,000	$651,950
Ameren Corp. 8.875% 5/15/14	3,375,000	3,471,785
CMS Energy Corp. 5.050% 2/15/18	1,875,000	2,055,793
CMS Energy Corp. 6.875% 12/15/15	2,403,000	2,668,306
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	41,454
Florida Power & Light Co. 4.950% 6/01/35	950,000	995,625
Georgia Power Co. 4.300% 3/15/42	717,000	645,020
IPALCO Enterprises, Inc. 5.000% 5/01/18	3,135,000	3,283,912
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	1,785,000	1,959,038
Kansas Gas & Electric Co. 5.647% 3/29/21	1,129,066	1,181,100
LG&E and KU Energy LLC 4.375% 10/01/21	1,900,000	1,953,867
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,525,000	1,668,754
National Fuel Gas Co. 3.750% 3/01/23	985,000	929,583
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,220,676
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,560,000	1,435,422
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	88,142
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	169,205
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	881,915
PPL Capital Funding, Inc. 1.900% 6/01/18	400,000	390,587
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,258,602
Southern California Edison Co. 5.950% 2/01/38	820,000	954,383
State Grid Overseas Investment Ltd. (a) 1.750% 5/22/18	1,470,000	1,425,879
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	215,605	218,546
Transelec SA (a) 4.625% 7/26/23	1,250,000	1,200,360
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	889,395	965,901

	Principal Amount	Value
Virginia Electric and Power Co. 6.350% 11/30/37	$925,000	$1,114,874
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,573,941

		35,404,620

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	2,800,000	2,933,000

Electronics — 0.6%
Agilent Technologies, Inc. 3.875% 7/15/23	1,206,000	1,143,062
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	767,507
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,274,415
Avnet, Inc. 4.875% 12/01/22	944,000	947,973
Jabil Circuit, Inc. 7.750% 7/15/16	1,430,000	1,626,625
PerkinElmer, Inc. 5.000% 11/15/21	1,000,000	1,009,086
Tech Data Corp. 3.750% 9/21/17	1,345,000	1,389,949

		8,158,617

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,755,000	1,778,178

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	750,000	798,639

Environmental Controls — 0.1%
Republic Services, Inc. 5.000% 3/01/20	40,000	43,865
Republic Services, Inc. 5.250% 11/15/21	795,000	866,745

		910,610

Foods — 1.0%
ConAgra Foods, Inc. 4.950% 8/15/20	850,000	912,555
ConAgra Foods, Inc. 6.625% 8/15/39	500,000	567,393
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,143,632
Delhaize Group 6.500% 6/15/17	1,435,000	1,611,637
General Mills, Inc. 5.400% 6/15/40	65,000	68,840
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,675,050

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Foods, Inc. 6.500% 2/09/40	$550,000	$657,251
Safeway, Inc. 3.400% 12/01/16	830,000	863,542
TreeHouse Foods, Inc. 7.750% 3/01/18	3,050,000	3,194,875
Tyson Foods, Inc. 4.500% 6/15/22	1,300,000	1,323,616
Tyson Foods, Inc. 6.600% 4/01/16	1,675,000	1,869,730
WM Wrigley Jr Co. (a) 2.400% 10/21/18	530,000	526,750

		14,414,871

Forest Products & Paper — 0.3%
Domtar Corp. 9.500% 8/01/16	230,000	270,990
Domtar Corp. 10.750% 6/01/17	245,000	305,789
International Paper Co. 4.750% 2/15/22	700,000	733,895
International Paper Co. 7.300% 11/15/39	820,000	1,012,472
International Paper Co. 9.375% 5/15/19	290,000	380,386
Plum Creek Timberlands LP 3.250% 3/15/23	1,480,000	1,330,832

		4,034,364

Gas — 0.0%
Boston Gas Co. (a) 4.487% 2/15/42	700,000	661,718

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,168,496

Health Care – Products — 0.2%
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,090,630
Covidien International Finance SA 6.550% 10/15/37	95,000	116,636
Hospira, Inc. 5.200% 8/12/20	1,020,000	1,058,264
Johnson & Johnson 5.850% 7/15/38	245,000	289,963

		2,555,493

Health Care – Services — 0.7%
Cigna Corp. 5.125% 6/15/20	650,000	720,946
HCA, Inc. 8.500% 4/15/19	1,230,000	1,303,800
Howard Hughes Medical Institute 3.500% 9/01/23	1,025,000	1,007,944

	Principal Amount	Value
Kaiser Foundation Hospitals 3.500% 4/01/22	$600,000	$568,718
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	327,839
UnitedHealth Group, Inc. 0.850% 10/15/15	1,000,000	1,004,003
UnitedHealth Group, Inc. 2.750% 2/15/23	1,245,000	1,139,992
UnitedHealth Group, Inc. 6.875% 2/15/38	1,775,000	2,210,716
WellPoint, Inc., Convertible 2.750% 10/15/42	1,000,000	1,353,750

		9,637,708

Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,380,157

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	870,000	831,685
Whirlpool Corp. 5.150% 3/01/43	295,000	284,423
Whirlpool Corp. 8.600% 5/01/14	460,000	472,051

		1,588,159

Household Products — 0.1%
Avery Dennison Corp. 3.350% 4/15/23	565,000	515,073
Church & Dwight Co., Inc. 3.350% 12/15/15	845,000	882,516

		1,397,589

Housewares — 0.2%
Newell Rubbermaid, Inc. 2.050% 12/01/17	1,250,000	1,238,544
Toro Co. 7.800% 6/15/27	773,000	899,701

		2,138,245

Insurance — 3.3%
Aflac, Inc. 8.500% 5/15/19	585,000	747,163
The Allstate Corp. 5.550% 5/09/35	875,000	956,459
The Allstate Corp. VRN 5.750% 8/15/53	2,270,000	2,287,025
American International Group, Inc. 3.000% 3/20/15	2,000,000	2,054,168
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,149,876
The Chubb Corp. VRN 6.375% 4/15/17	1,749,000	1,893,292

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CNA Financial Corp. 7.350% 11/15/19	$1,000,000	$1,212,212
Five Corners Funding Trust (a) 4.419% 11/15/23	1,465,000	1,444,083
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	1,820,000	1,890,785
The Hartford Financial Services Group, Inc. 4.000% 10/15/17	1,650,000	1,754,975
ING US, Inc. 5.500% 7/15/22	900,000	978,743
ING US, Inc. VRN 5.650% 5/15/53	1,510,000	1,468,475
Liberty Mutual Group, Inc. (a) 4.250% 6/15/23	706,000	681,665
Lincoln National Corp. 4.300% 6/15/15	600,000	629,018
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,737,661
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	900,000	957,435
MetLife Capital Trust IV (a) 7.875% 12/15/32	2,695,000	3,092,512
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	792,689
The Progressive Corp. 3.750% 8/23/21	40,000	40,783
The Progressive Corp. VRN 6.700% 6/15/17	2,589,000	2,796,120
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,230,180
Prudential Financial, Inc. 4.500% 11/15/20	700,000	750,954
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,189,894
Prudential Financial, Inc. VRN 5.200% 3/15/44	2,380,000	2,302,650
Prudential Financial, Inc. 6.200% 11/15/40	500,000	573,906
Prudential Financial, Inc. VRN 8.875% 6/15/38	1,930,000	2,347,362
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	900,000	864,630
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,270,000	1,284,167
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,775,000	1,862,751
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,675,000	1,931,461
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	929,047

	Principal Amount	Value
Willis Group Holdings PLC 4.125% 3/15/16	$530,000	$554,875
Willis North America, Inc. 7.000% 9/29/19	706,000	816,894

		46,203,910

Internet — 0.4%
Baidu, Inc. 3.250% 8/06/18	1,965,000	1,986,218
Expedia, Inc. 7.456% 8/15/18	3,085,000	3,591,486

		5,577,704

Investment Companies — 0.3%
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	1,700,000	1,721,636
Xstrata Finance Canada Ltd. (a) 2.850% 11/10/14	1,800,000	1,824,984
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	1,023,000	1,127,107

		4,673,727

Iron & Steel — 1.4%
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	867,445
ArcelorMittal 4.250% 8/05/15	4,107,000	4,250,745
ArcelorMittal 5.750% 8/05/20	1,700,000	1,806,250
ArcelorMittal 9.500% 2/15/15	3,080,000	3,345,650
Carpenter Technology Corp. 4.450% 3/01/23	1,500,000	1,439,250
Cliffs Natural Resources, Inc. 3.950% 1/15/18	1,500,000	1,514,693
Gerdau Trade, Inc. (a) 4.750% 4/15/23	1,615,000	1,485,800
Reliance Steel & Aluminum Co. 4.500% 4/15/23	1,125,000	1,103,534
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,806,586
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,536,730

		20,156,683

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	1,100,000	1,092,887

Lodging — 1.2%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,578,750
Hyatt Hotels Corp. 3.375% 7/15/23	750,000	687,582
Hyatt Hotels Corp. 5.375% 8/15/21	120,000	128,417

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marriott International, Inc. 3.250% 9/15/22	$2,000,000	$1,864,620
Marriott International, Inc. 3.375% 10/15/20	1,440,000	1,426,039
Marriott International, Inc. 5.810% 11/10/15	425,000	461,739
Marriott International, Inc. 6.200% 6/15/16	4,038,000	4,491,322
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	305,000	353,011
Wyndham Worldwide Corp. 2.500% 3/01/18	1,605,000	1,599,553
Wyndham Worldwide Corp. 2.950% 3/01/17	550,000	557,837
Wyndham Worldwide Corp. 6.000% 12/01/16	9,000	9,928
Wynn Las Vegas LLC 7.750% 8/15/20	3,450,000	3,872,625

		17,031,423

Machinery – Diversified — 0.5%
CNH Capital LLC (a) 3.250% 2/01/17	725,000	737,688
CNH Capital LLC 3.625% 4/15/18	902,000	914,402
CNH Capital LLC 6.250% 11/01/16	1,705,000	1,881,894
Roper Industries, Inc. 3.125% 11/15/22	1,525,000	1,397,630
Xylem, Inc. 3.550% 9/20/16	1,265,000	1,328,700
Xylem, Inc. 4.875% 10/01/21	585,000	609,827

		6,870,141

Manufacturing — 1.3%
Bombardier, Inc. (a) 4.250% 1/15/16	1,750,000	1,828,750
Carlisle Cos., Inc. 3.750% 11/15/22	1,270,000	1,187,159
Harsco Corp 2.700% 10/15/15	5,023,000	5,098,918
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,129,818
SPX Corp. 7.625% 12/15/14	1,105,000	1,163,013
Textron, Inc. 4.625% 9/21/16	5,000,000	5,390,085
Textron, Inc. 6.200% 3/15/15	3,000,000	3,182,439

		18,980,182

	Principal Amount	Value
Media — 0.8%
21st Century Fox America Co. 6.900% 8/15/39	$525,000	$625,721
CBS Corp. 7.875% 7/30/30	970,000	1,206,855
Comcast Corp. 6.400% 5/15/38	1,035,000	1,195,164
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	2,100,000	2,079,000
Grupo Televisa SAB 6.625% 1/15/40	164,000	174,158
NBCUniversal Media LLC 6.400% 4/30/40	100,000	114,963
Time Warner Cable, Inc. 4.000% 9/01/21	900,000	835,878
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	616,815
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	275,304
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	435,387
Time Warner, Inc. 4.700% 1/15/21	900,000	955,518
Time Warner, Inc. 6.100% 7/15/40	950,000	1,036,799
Time Warner, Inc. 6.250% 3/29/41	15,000	16,657
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,324,705

		10,892,924

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	705,000	730,104

Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	810,000	808,021
Freeport-McMoRan Copper & Gold, Inc. 5.450% 3/15/43	1,210,000	1,158,014
Newcrest Finance Property Ltd. (a) 4.450% 11/15/21	1,850,000	1,538,911
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,803,457
Vale Overseas Ltd. 6.875% 11/10/39	490,000	506,867
Vulcan Materials Co. 6.500% 12/01/16	810,000	907,200

		6,722,470

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.750% 1/15/16	$1,140,000	$1,201,815
Pitney Bowes, Inc. 4.750% 5/15/18	275,000	287,254
Pitney Bowes, Inc. 5.750% 9/15/17	1,025,000	1,129,539
Xerox Corp. 4.250% 2/15/15	800,000	829,942

		3,448,550

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	109,821

Oil & Gas — 3.7%
Anadarko Petroleum Corp. 6.450% 9/15/36	900,000	1,010,642
Chesapeake Energy Corp. 3.250% 3/15/16	3,350,000	3,383,500
Chesapeake Energy Corp. 9.500% 2/15/15	4,450,000	4,822,687
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	360,000	335,700
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	3,530,000	3,582,950
Conoco, Inc. 6.950% 4/15/29	230,000	291,037
ConocoPhillips 6.500% 2/01/39	675,000	846,461
Devon Energy Corp. 5.600% 7/15/41	1,145,000	1,193,205
Devon Energy Corp. 6.300% 1/15/19	660,000	764,846
Ecopetrol SA 4.250% 9/18/18	290,000	305,950
EQT Corp. 4.875% 11/15/21	835,000	856,301
KazMunayGas National Co. JSC (a) 4.400% 4/30/23	1,565,000	1,451,538
Motiva Enterprises LLC (a) 5.750% 1/15/20	1,285,000	1,459,268
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,159,041
Newfield Exploration Co. 6.875% 2/01/20	1,700,000	1,821,125
Nexen, Inc. 7.500% 7/30/39	145,000	184,913
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	208,060
Petrobras Global Finance BV 2.000% 5/20/16	1,480,000	1,478,829
Petrobras Global Finance BV 3.000% 1/15/19	825,000	772,061

	Principal Amount	Value
Petrobras International Finance Co. 3.875% 1/27/16	$1,275,000	$1,312,564
Petrobras International Finance Co. 6.750% 1/27/41	2,210,000	2,056,257
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,816,750
Phillips 66 4.300% 4/01/22	800,000	812,973
Phillips 66 5.875% 5/01/42	700,000	759,182
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,519,723
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,394,754
Rosneft Oil Co. via Rosneft International Finance Ltd. (a) 3.149% 3/06/17	1,300,000	1,316,250
Rowan Cos., Inc. 4.875% 6/01/22	2,700,000	2,739,830
Rowan Cos., Inc. 5.000% 9/01/17	1,000,000	1,083,770
Shell International Finance BV 5.500% 3/25/40	450,000	499,922
Talisman Energy, Inc. 5.500% 5/15/42	900,000	847,706
Tesoro Corp. 9.750% 6/01/19	1,950,000	2,110,875
Transocean, Inc. 4.950% 11/15/15	3,455,000	3,701,134
Transocean, Inc. 5.050% 12/15/16	1,500,000	1,657,007
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,307,846

		51,864,657

Oil & Gas Services — 0.5%
Baker Hughes, Inc. 5.125% 9/15/40	1,100,000	1,164,573
Superior Energy Services, Inc. 7.125% 12/15/21	3,095,000	3,450,925
Weatherford International Ltd. 4.500% 4/15/22	1,000,000	1,006,301
Weatherford International Ltd. 5.950% 4/15/42	700,000	701,358
Weatherford International Ltd. 6.000% 3/15/18	725,000	813,658

		7,136,815

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (a) 5.350% 4/01/20	685,000	741,280
Sonoco Products Co. 4.375% 11/01/21	800,000	812,855

		1,554,135

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.8%
AbbVie, Inc. 4.400% 11/06/42	$750,000	$699,506
McKesson Corp. 4.750% 3/01/21	850,000	900,402
McKesson Corp. 6.000% 3/01/41	800,000	896,907
Merck Sharp & Dohme Corp. 5.850% 6/30/39	255,000	296,420
Mylan, Inc. (a) 7.875% 7/15/20	4,250,000	4,809,053
Pfizer, Inc. 7.200% 3/15/39	970,000	1,303,784
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	630,000	690,062
Warner Chilcott Co. LLC 7.750% 9/15/18	1,420,000	1,537,150
Zoetis, Inc. 3.250% 2/01/23	625,000	584,794

		11,718,078

Pipelines — 2.0%
Alliance Pipeline LP (a) 6.996% 12/31/19	731,445	813,462
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	995,116
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	693,307
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	731,525
DCP Midstream LLC (a) 9.750% 3/15/19	70,000	87,097
DCP Midstream Operating LLC 3.875% 3/15/23	225,000	207,195
Duke Energy Field Services LLC (a) 5.375% 10/15/15	500,000	531,820
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,900,000	3,050,124
Enable Oklahoma Intrastate Transmission LLC (a) 6.875% 7/15/14	3,300,000	3,393,218
Energy Transfer Partners LP FRN 3.259% 11/01/66	2,000,000	1,820,000
Enterprise Products Operating LP 3.200% 2/01/16	600,000	625,879
Enterprise Products Operating LP 5.950% 2/01/41	630,000	686,103
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	904,781
Kern River Funding Corp. (a) 4.893% 4/30/18	1,600,200	1,731,199

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.500% 2/01/37	$571,000	$625,709
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	74,672
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,273,554
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,331,263
ONEOK Partners LP 3.250% 2/01/16	600,000	623,848
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	964,590
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	956,952
The Williams Cos., Inc. 3.700% 1/15/23	830,000	724,431
Williams Partners LP 5.250% 3/15/20	2,045,000	2,236,154

		28,081,999

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	1,050,000	1,134,022
Post Apartment Homes LP 3.375% 12/01/22	600,000	552,719

		1,686,741

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp. 3.400% 2/15/19	1,245,000	1,267,477
American Tower Corp. 4.500% 1/15/18	1,900,000	2,035,400
Boston Properties LP 4.125% 5/15/21	840,000	858,139
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,182,996
DCT Industrial Operating Partnership LP (a) 4.500% 10/15/23	950,000	923,104
DDR Corp. 4.750% 4/15/18	1,400,000	1,510,233
DDR Corp. 7.875% 9/01/20	1,600,000	1,976,605
DDR Corp. 9.625% 3/15/16	1,730,000	2,028,268
Duke Realty LP 8.250% 8/15/19	1,975,000	2,445,376
ERP Operating LP 4.625% 12/15/21	600,000	632,555
Federal Realty Investment Trust 5.900% 4/01/20	455,000	522,463
HCP, Inc. 2.625% 2/01/20	1,415,000	1,348,762

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Highwoods Realty LP 5.850% 3/15/17	$2,600,000	$2,863,110
Liberty Property LP 3.375% 6/15/23	975,000	887,377
Mid-America Apartments LP (a) 6.250% 6/15/14	1,460,000	1,496,247
ProLogis LP 2.750% 2/15/19	610,000	605,779
ProLogis LP 3.350% 2/01/21	2,425,000	2,354,973
Simon Property Group LP 5.650% 2/01/20	225,000	255,820
UDR, Inc. 5.130% 1/15/14	429,000	429,598
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	800,000	805,032

		26,429,314

Retail — 0.9%
CVS Caremark Corp. 6.125% 9/15/39	895,000	1,015,037
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,292,111	2,498,080
The Home Depot, Inc. 5.950% 4/01/41	800,000	928,862
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	860,000	1,005,761
McDonald’s Corp. 6.300% 10/15/37	645,000	785,989
O’Reilly Automotive, Inc. 3.850% 6/15/23	759,000	728,370
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	917,153
QVC, Inc. 4.375% 3/15/23	1,140,000	1,065,834
QVC, Inc. 5.125% 7/02/22	750,000	741,830
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,355,216

		12,042,132

Savings & Loans — 0.5%
First Niagara Financial Group, Inc. 7.250% 12/15/21	1,400,000	1,618,847
Glencore Funding LLC (a) 1.700% 5/27/16	1,593,000	1,594,341
Glencore Funding LLC (a) 2.500% 1/15/19	1,841,000	1,782,674
Glencore Funding LLC (a) 6.000% 4/15/14	2,330,000	2,363,505
Washington Mutual Bank (b) 5.650% 8/15/14	4,038,000	404

		7,359,771

	Principal Amount	Value
Semiconductors — 0.5%
Applied Materials, Inc. 5.850% 6/15/41	$1,500,000	$1,553,306
Intel Corp., Convertible 2.950% 12/15/35	1,525,000	1,708,000
Micron Technology, Inc., Convertible (a) 2.125% 2/15/33	1,752,000	3,612,405
Micron Technology, Inc., Convertible 3.000% 11/15/43	566,000	557,156

		7,430,867

Software — 0.4%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	745,000	749,490
CA, Inc. 2.875% 8/15/18	835,000	832,797
CA, Inc. 5.375% 12/01/19	2,115,000	2,351,738
ManTech International Corp. 7.250% 4/15/18	1,770,000	1,862,925
Microsoft Corp. 3.000% 10/01/20	525,000	535,102

		6,332,052

Telecommunications — 2.9%
America Movil SAB de CV 5.000% 3/30/20	730,000	790,636
America Movil SAB de CV 6.125% 3/30/40	760,000	804,168
AT&T, Inc. 6.500% 9/01/37	1,485,000	1,670,527
AT&T, Inc. 6.550% 2/15/39	1,005,000	1,140,976
British Telecom PLC 9.625% 12/15/30	1,050,000	1,566,856
CenturyLink, Inc. 6.150% 9/15/19	760,000	801,800
CenturyLink, Inc. 7.650% 3/15/42	2,000,000	1,785,000
Cisco Systems, Inc. 5.500% 1/15/40	485,000	513,146
Deutsche Telekom International Finance BV 8.750% 6/15/30	290,000	409,127
Embarq Corp. 7.082% 6/01/16	561,000	626,861
Embarq Corp. 7.995% 6/01/36	200,000	202,488
ENTEL Chile SA (a) 4.875% 10/30/24	1,400,000	1,367,603
Juniper Networks, Inc. 4.600% 3/15/21	700,000	709,995

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Juniper Networks, Inc. 5.950% 3/15/41	$1,000,000	$987,304
Rogers Communications, Inc. 7.500% 8/15/38	160,000	201,723
Telecom Italia Capital 6.000% 9/30/34	153,000	132,536
Telecom Italia Capital 6.175% 6/18/14	1,186,000	1,212,685
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,250,000	1,214,962
Telefonica Emisiones SAU 3.192% 4/27/18	4,000,000	4,073,668
Telefonica Emisiones SAU 3.992% 2/16/16	1,900,000	1,995,756
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	685,843
Verizon Communications, Inc. 2.500% 9/15/16	845,000	873,760
Verizon Communications, Inc. 3.650% 9/14/18	925,000	979,172
Verizon Communications, Inc. 5.150% 9/15/23	1,495,000	1,605,170
Verizon Communications, Inc. 6.550% 9/15/43	2,180,000	2,550,511
Verizon Communications, Inc. 8.750% 11/01/18	1,180,000	1,509,897
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,260,640
Virgin Media Finance PLC 8.375% 10/15/19	4,900,000	5,353,250
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,680,000	2,777,150
WCP Wireless Site Funding (a) 4.141% 11/15/15	1,563,499	1,609,751

		41,412,961

Transportation — 0.7%
Asciano Finance (a) 3.125% 9/23/15	1,300,000	1,329,419
Asciano Finance (a) 4.625% 9/23/20	845,000	845,875
Asciano Finance (a) 5.000% 4/07/18	1,650,000	1,749,373
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,207,925
Con-way, Inc. 7.250% 1/15/18	1,760,000	2,022,932
CSX Corp. 7.250% 5/01/27	733,000	878,800
Norfolk Southern Corp. 2.903% 2/15/23	116,000	107,147
Norfolk Southern Corp. 4.837% 10/01/41	19,000	18,139

	Principal Amount	Value
Norfolk Southern Corp. 6.000% 5/23/2111	$500,000	$529,415
Union Pacific Corp. 4.000% 2/01/21	700,000	730,430

		9,419,455

Trucking & Leasing — 1.2%
GATX Corp. 2.375% 7/30/18	1,175,000	1,176,943
GATX Corp. 3.500% 7/15/16	1,650,000	1,720,635
GATX Corp. 3.900% 3/30/23	735,000	696,273
GATX Corp. 4.750% 5/15/15	905,000	950,893
GATX Corp. 4.750% 6/15/22	1,200,000	1,220,380
GATX Corp. 8.750% 5/15/14	2,385,000	2,456,202
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	5,020,000	5,143,075
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	1,800,000	1,851,264
TTX Co. (a) 4.150% 1/15/24	1,730,000	1,702,569

		16,918,234

TOTAL CORPORATE DEBT (Cost $634,381,738)		652,090,959

MUNICIPAL OBLIGATIONS — 1.1%
JobsOhio Beverage System Series B 4.532% 1/01/35	5,550,000	5,102,004
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	390,000	444,811
State of California 5.950% 4/01/16	895,000	990,953
State of California BAB 7.550% 4/01/39	505,000	653,202
State of California BAB 7.600% 11/01/40	3,925,000	5,170,913
State of Illinois 5.365% 3/01/17	2,910,000	3,158,077

		15,519,960

TOTAL MUNICIPAL OBLIGATIONS (Cost $16,303,836)		15,519,960

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.1%
Automobile ABS — 0.6%
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	$1,735,615	$1,739,014
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,822,436	1,806,581
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	706,675	722,298
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	1,158,205	1,165,221
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	1,378,139	1,379,803
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	335,231	335,447
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	1,180,000	1,196,370
Tidewater Auto Receivables Trust, Series 2012-AA, Class A2 (a) 1.210% 8/15/15	188,263	188,284

		8,533,018

Commercial MBS — 5.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.746% 2/10/51	2,790,000	3,092,833
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.250% 2/10/51	1,445,000	1,624,636
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	820,000	849,196
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,790,000	3,051,741
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,412,911
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	750,000	831,096

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	$2,765,000	$3,003,141
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	1,000,000	1,121,146
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,150,000	2,408,509
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.751% 9/11/38	2,375,000	2,571,505
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,170,000	1,316,669
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM VRN 6.084% 6/11/50	1,660,000	1,858,913
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	1,320,000	1,474,751
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO, VRN 5.752% 6/10/46	1,343,000	1,462,656
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.800% 12/10/49	3,693,000	4,171,871
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	2,158,141	2,161,514
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	2,160,000	2,256,475
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,600,000	1,683,257
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	690,635	724,479
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (a) 5.471% 11/10/46	860,000	942,433

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.820% 7/10/38	$3,791,646	$4,144,300
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	860,915
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	650,000	678,042
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, CMO 4.780% 7/15/42	200,000	209,066
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	3,000,000	3,258,523
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,675,000	1,827,459
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4 VRN 5.468% 2/12/39	337,933	362,642
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.886% 6/12/46	1,600,000	1,747,926
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	825,000	886,083
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	1,142,321	1,250,217
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,656,385
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,191,490	1,206,049
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.281% 1/11/43	1,375,000	1,582,915
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	1,762,101	1,744,480
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.565% 8/15/39	757,399	780,886

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.565% 8/15/39	$1,525,000	$1,622,652
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,610,000	1,641,586
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	2,220,000	2,393,404
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	4,966,376
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM VRN 5.724% 5/15/43	1,250,000	1,351,250
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.925% 2/15/51	2,170,000	2,388,610
Wachovia Bank Commercial Mortgage Trust, 2006-C26 AM VRN 5.967% 6/15/45	1,345,000	1,467,305
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	515,458	538,759
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	1,490,885	1,481,940
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	1,997,629	2,081,727
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	1,225,000	1,285,802

		81,435,031

Home Equity ABS — 3.1%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.890% 1/25/35	3,130,000	2,941,243
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.435% 8/25/35	667,664	657,345
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.515% 9/25/35	492,175	489,701
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Class A2B FRN 0.458% 1/25/36	54,824	54,245

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.525% 7/25/35	$215,618	$214,852
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.534% 11/25/34	528,572	524,412
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1 FRN 1.125% 9/25/34	1,200,000	1,116,419
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.825% 6/25/35	881,621	861,363
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.617% 4/28/39	1,770,000	1,645,062
Citigroup Mortgage Loan Trus, Inc., Series 2005-HE2, Class A FRN (a) 0.565% 5/25/35	376,149	373,486
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.575% 12/25/33	654,486	647,855
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.595% 7/25/35	846,354	814,018
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.615% 8/25/35	1,112,470	1,051,814
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.625% 9/25/34	254,615	252,632
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.655% 12/25/35	510,787	506,417
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.065% 2/25/35	773,329	666,268
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.455% 7/25/36	1,446,153	1,429,641
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.585% 5/25/36	2,460,467	2,382,609
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.615% 7/25/35	2,500,000	2,340,077
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.405% 1/25/36	727,667	708,684
GSAMP Trust, Series 2005-HE5, Class M1 FRN 0.585% 11/25/35	880,000	800,642

	Principal Amount	Value
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.595% 4/25/35	$664,833	$623,241
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.335% 8/25/36	661,761	639,814
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.345% 7/25/36	129,485	129,227
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.825% 10/25/35	856,859	826,438
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.945% 12/25/32	1,350,911	1,307,995
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.445% 8/25/45	116,943	116,271
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.915% 2/25/35	247,803	245,890
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.960% 2/25/35	1,690,000	1,566,671
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.990% 6/25/35	3,078,003	2,924,075
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.902% 6/28/35	2,703,720	2,692,280
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.932% 6/28/35	1,300,000	1,209,660
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.665% 7/25/35	2,266,474	2,174,117
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ FRN 0.425% 6/25/35	1,904,363	1,895,093
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	1,324	1,389
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.635% 5/25/35	213,185	210,511
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.425% 9/25/35	1,223,000	1,190,950
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.545% 8/25/35	1,151,333	1,128,819

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.665% 3/25/35	$908,508	$887,655
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.565% 10/25/35	1,795,000	1,690,557
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.355% 3/25/36	450,741	447,855
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.415% 1/25/36	528,231	524,025
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.505% 3/25/36	317,212	314,916
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.525% 8/25/35	908,469	893,128

		44,119,362

Other ABS — 2.6%
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	1,045,318	1,097,921
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,186,500	1,210,257
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.345% 8/18/21	1,777,678	1,744,914
Cronos Containers Program Ltd., Series 2012-2A, Class A (a) 3.810% 9/18/27	1,378,125	1,390,969
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	2,229,888	2,379,692
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	1,225,000	1,280,250
Drug Royalty II LP 1, Series 2012-1, Class A2 (a) 4.474% 1/15/25	857,910	852,385
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	3,269,277	3,210,553
FFMLT Trust 2005-FF2, Series 2005-FF2, Class M3 FRN 0.885% 3/25/35	1,190,000	1,093,235
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	2,092,433	2,101,588

	Principal Amount	Value
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.418% 6/02/17	$2,125,000	$2,157,260
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	1,230,155	1,229,730
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	336,363	334,446
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	1,485,592	1,504,987
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	936,878	936,869
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (a) (c) 0.845% 6/20/14	5,000,000	4,990,000
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.667% 10/17/16	600,000	602,625
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	541,310	550,979
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (a) 3.350% 4/20/26	1,253,152	1,285,696
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	648,837	663,753
TAL Advantage LLC, Series 2006-1A FRN (a) 0.376% 4/20/21	560,000	552,778
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	1,750,000	1,764,208
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.567% 10/15/15	1,119,000	1,132,606
Trinity Rail Leasing LP, Series 2006-1A, Class A1 (a) 5.900% 5/14/36	494,927	546,894
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	1,244,983	1,319,819
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	895,293	898,230

		36,832,644

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 2.4%
Access Group, Inc., Series 2002-1, Class A4 VRN 0.030% 9/01/37	$1,250,000	$1,159,704
Access Group, Inc., Series 2007-A, Class A2 FRN 0.368% 8/25/26	432,098	428,130
Access Group, Inc., Series 2005-2, Class A3 FRN 0.418% 11/22/24	1,402,378	1,385,111
Access Group, Inc., Series 2003-1, Class A2 FRN 0.506% 12/27/16	9,952	9,952
Access Group, Inc., Series 2003-A, Class A3 FRN 1.670% 7/01/38	1,226,774	1,087,683
College Loan Corp. Trust, Series 2002-1, Class B1 FRN (a) 1.662% 3/01/42	1,200,000	960,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.664% 1/25/47	2,075,000	1,774,125
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.665% 6/15/43	2,475,000	2,422,909
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.667% 6/15/43	2,600,000	2,570,750
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.667% 6/15/43	1,700,000	1,663,110
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.910% 6/15/43	1,000,000	848,874
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.338% 8/25/25	686,296	683,994
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.358% 11/25/26	1,900,803	1,882,885
Goal Capital Funding Trust, Series 2006-1, Class B FRN 0.688% 8/25/42	1,394,332	1,199,405
Higher Education Funding I, Series 2004-1, Class B1 FRN (a) 1/01/44	600,000	485,140
Higher Education Funding I, Series 2004-1, Class B2 FRN (a) 1/01/44	600,000	475,075
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.965% 4/25/46	803,804	810,173

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.448% 5/28/26	$1,046,964	$1,043,266
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.414% 7/15/36	6,340,000	6,217,545
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.544% 7/15/36	697,000	639,699
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.650% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.650% 12/15/16	300,000	300,000
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.656% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.657% 12/15/16	900,000	900,000
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.657% 12/15/16	300,000	300,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.658% 12/15/16	200,000	200,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.659% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.666% 6/25/43	1,970,000	1,871,347
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.650% 9/15/28	600,000	600,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.671% 6/17/30	450,000	436,784
US Education Loan Trust LLC, Series 2006-1, Class A2 FRN (a) 0.369% 3/01/25	738,333	736,135

		33,391,796

WL Collateral CMO — 0.5%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.768% 8/25/34	596,625	576,688
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.909% 2/25/34	130,478	127,432

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.010% 9/25/33	$34,287	$30,831
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.563% 8/25/34	100,020	94,052
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.356% 1/19/38	2,139,839	1,720,354
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.525% 7/25/35	341,637	334,268
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.275% 5/25/37	2,247,215	1,472,623
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.370% 8/25/34	353,102	297,143
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.415% 8/25/36	545,683	498,352
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.274% 2/25/34	52,489	48,699
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.494% 7/25/33	16,289	16,352
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	1,135	1,142
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	577,353	584,743
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.425% 7/25/35	144,916	143,315
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.575% 3/25/34	258,010	257,694
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.543% 4/25/44	575,052	564,924

		6,768,612

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.415% 11/25/37	1,014,120	996,637

	Principal Amount	Value
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.744% 6/25/32	$156,668	$144,773

		1,141,410

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $209,963,006)		212,221,873

SOVEREIGN DEBT OBLIGATIONS — 0.9%
Brazilian Government International Bond 4.875% 1/22/21	700,000	738,500
Mexico Government International Bond 4.750% 3/08/44	3,050,000	2,748,813
Peruvian Government International Bond 6.550% 3/14/37	560,000	644,000
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,472,625
Province of Quebec Canada 7.500% 9/15/29	540,000	714,047
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	1,770,250
Republic of Turkey International Bond 3.250% 3/23/23	528,000	434,280
Republic of Turkey International Bond 4.875% 4/16/43	534,000	408,777
Republic of Turkey International Bond 6.750% 4/03/18	935,000	1,015,410
United Mexican States 5.125% 1/15/20	1,110,000	1,229,880
United Mexican States 6.750% 9/27/34	950,000	1,121,000

		12,297,582

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,446,970)		12,297,582

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 24.6%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	533,353	604,876
Federal National Mortgage Association, Series 1989-20, Class A 6.750% 4/25/18	84,053	86,207

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	$468,952	$528,994

		1,220,077

Pass-Through Securities — 24.5%
Federal Home Loan Mortgage Corp.
Pool #Q15841 3.000% 2/01/43	10,860,492	10,304,740
Pool #Z40047 4.000% 10/01/41	670,641	689,818
Pool #E84025 6.000% 6/01/16	53,148	55,431
Pool #G11431 6.000% 2/01/18	9,535	10,073
Pool #G11122 6.500% 5/01/16	35,298	36,665
Pool #E84450 6.500% 7/01/16	15,666	16,451
Pool #E84580 6.500% 7/01/16	14,682	15,485
Pool #E84660 6.500% 7/01/16	4,518	4,766
Pool #C00836 7.000% 7/01/29	22,861	26,340
Pool #C49314 7.000% 4/01/31	7,969	9,223
Pool #C51422 7.000% 5/01/31	3,990	4,621
Pool #C53034 7.000% 6/01/31	14,974	17,313
Pool #G01311 7.000% 9/01/31	120,518	139,272
Pool #G01317 7.000% 10/01/31	77,913	90,028
Pool #E00856 7.500% 6/01/15	4,903	5,074
Pool #G00143 7.500% 6/01/23	1,777	2,036
Pool #C55867 7.500% 2/01/30	57,138	66,671
Pool #C37986 7.500% 5/01/30	1,950	2,291
Pool #C40675 7.500% 7/01/30	423	498
Pool #C41497 7.500% 9/01/30	200	235
Pool #C43930 7.500% 10/01/30	6,818	8,027
Pool #C43962 7.500% 10/01/30	6,126	7,190
Pool #C44509 7.500% 11/01/30	15,730	18,520

	Principal Amount	Value
Pool #C44830 7.500% 11/01/30	$28	$33
Pool #C45235 7.500% 12/01/30	40,012	47,044
Pool #C46038 7.500% 12/01/30	1,170	1,374
Pool #C01116 7.500% 1/01/31	3,065	3,603
Pool #C46309 7.500% 1/01/31	600	706
Pool #C46560 7.500% 1/01/31	682	796
Pool #C46810 7.500% 1/01/31	727	856
Pool #C47060 7.500% 1/01/31	1,825	2,145
Pool #C47063 7.500% 1/01/31	5,275	6,190
Pool #E00842 8.000% 3/01/15	16,581	17,089
Pool #E00843 8.000% 4/01/15	4,398	4,511
Pool #E00852 8.000% 5/01/15	5,842	6,063
Pool #E80782 8.000% 7/01/15	411	428
Pool #E80998 8.000% 7/01/15	4,188	4,336
Pool #E81091 8.000% 7/01/15	6,733	7,019
Pool #E81151 8.000% 8/01/15	8,351	8,706
Pool #555481 8.250% 5/01/17	8,224	8,904
Pool #G00653 8.500% 11/01/25	32,931	39,270
Pool #554904 9.000% 3/01/17	123	134
Federal National Mortgage Association
Pool #725692 2.267% 10/01/33 FRN	701,728	739,015
Pool #888586 2.342% 10/01/34 FRN	1,293,636	1,351,991
Pool #775539 2.357% 5/01/34 FRN	552,286	577,299
Pool #AB8756 3.000% 3/01/43	6,099,548	5,711,655
Pool #AT0976 3.000% 4/01/43	5,785,200	5,417,297
Pool #AT2911 3.000% 4/01/43	7,054,871	6,606,225
Pool #890564 3.000% 6/01/43	5,218,680	4,968,346

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AO8629 3.500% 7/01/42	$7,568,056	$7,532,581
Pool #AP6609 3.500% 9/01/42	3,670,557	3,653,351
Pool #AR8708 3.500% 4/01/43	1,877,818	1,843,196
Pool #AT0998 3.500% 4/01/43	9,421,885	9,248,169
Pool #AT4050 3.500% 5/01/43	2,533,224	2,486,518
Pool #MA1463 3.500% 6/01/43	6,154,744	6,041,266
Pool #675713 5.000% 3/01/18	11,717	12,343
Pool #545636 6.500% 5/01/17	72,120	76,138
Pool #524355 7.000% 12/01/29	143	164
Pool #254379 7.000% 7/01/32	77,695	89,630
Pool #252717 7.500% 9/01/29	4,817	5,646
Pool #535996 7.500% 6/01/31	17,415	20,329
Pool #254009 7.500% 10/01/31	55,349	64,476
Pool #253394 8.000% 7/01/20	21,281	23,927
Pool #323992 8.000% 11/01/29	3,757	4,494
Pool #525725 8.000% 2/01/30	6,052	7,194
Pool #253266 8.000% 5/01/30	7,462	8,955
Pool #537433 8.000% 5/01/30	5,160	6,205
Pool #253347 8.000% 6/01/30	11,138	13,376
Pool #544976 8.000% 7/01/30	923	1,108
Pool #535428 8.000% 8/01/30	10,896	13,075
Pool #543290 8.000% 9/01/30	64	77
Pool #547786 8.000% 9/01/30	2,716	3,236
Pool #550767 8.000% 9/01/30	7,738	9,274
Pool #553061 8.000% 9/01/30	14,350	17,181
Pool #253481 8.000% 10/01/30	9,724	11,680

	Principal Amount	Value
Pool #535533 8.000% 10/01/30	$9,953	$11,946
Pool #560741 8.000% 11/01/30	3,102	3,733
Pool #253644 8.000% 2/01/31	5,468	6,571
Pool #581170 8.000% 5/01/31	1,673	2,002
Pool #583916 8.000% 5/01/31	5,168	6,226
Pool #593848 8.000% 7/01/31	1,051	1,266
Pool #190317 8.000% 8/01/31	57,064	68,476
Pool #545240 8.000% 9/01/31	6,207	7,457
Pool #541202 8.500% 8/01/26	74,747	88,014
Federal National Mortgage Association TBA
Pool #3348 2.500% 9/01/27 (d)	28,490,000	28,196,197
Pool #1312 3.000% 4/01/27 (d)	24,165,000	24,652,075
Pool #4241 3.000% 10/01/42 (d)	88,581,000	84,179,632
Pool #1963 3.500% 4/01/42 (d)	13,500,000	13,421,954
Pool #9174 4.000% 6/01/41 (d)	51,900,000	53,481,331
Government National Mortgage Association
Pool #404246 6.500% 8/15/28	479	548
Pool #418295 6.500% 1/15/29	133	143
Pool #781038 6.500% 5/15/29	119,553	137,050
Pool #781468 6.500% 7/15/32	8,365	9,612
Pool #781496 6.500% 9/15/32	41,575	47,715
Pool #363066 7.000% 8/15/23	8,731	9,982
Pool #352049 7.000% 10/15/23	4,793	5,477
Pool #354674 7.000% 10/15/23	7,961	9,086
Pool #358555 7.000% 10/15/23	7,022	8,024
Pool #345964 7.000% 11/15/23	5,726	6,550
Pool #380866 7.000% 3/15/24	1,455	1,663

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #781124 7.000% 12/15/29	$13,667	$15,973
Pool #781319 7.000% 7/15/31	282,003	330,675
Pool #565982 7.000% 7/15/32	16,336	19,206
Pool #581417 7.000% 7/15/32	79,050	92,858
Pool #588012 7.000% 7/15/32	20,950	24,623
Pool #591581 7.000% 8/15/32	11,310	13,297
Pool #190766 7.500% 1/15/17	11,910	12,789
Pool #187548 7.500% 4/15/17	4,544	4,920
Pool #203940 7.500% 4/15/17	22,471	24,170
Pool #181168 7.500% 5/15/17	4,132	4,473
Pool #201622 7.500% 5/15/17	14,630	15,838
Pool #192796 7.500% 6/15/17	3,410	3,686
Pool #357262 7.500% 9/15/23	4,126	4,773
Pool #441009 8.000% 11/15/26	1,231	1,468
Pool #522777 8.000% 12/15/29	6,719	8,098
Pool #434719 8.000% 2/15/30	105	127
Pool #523043 8.000% 3/15/30	349	420
Pool #529134 8.000% 3/15/30	1,960	2,369
Pool #477036 8.000% 4/15/30	786	951
Pool #503157 8.000% 4/15/30	28,773	34,547
Pool #528714 8.000% 4/15/30	2,064	2,496
Pool #544640 8.000% 11/15/30	35,276	42,702
Pool #531298 8.500% 8/15/30	2,151	2,638
Government National Mortgage Association II
Pool #82488 2.000% 3/20/40 FRN	2,309,872	2,391,362
Pool #82462 3.500% 1/20/40 FRN	2,028,020	2,129,976

	Principal Amount	Value
Government National Mortgage Association TBA
Pool #188 3.000% 12/01/42 (d)	$40,375,000	$38,999,727
Pool #5610 3.500% 1/01/42 (d)	27,950,000	28,177,094

		344,979,378

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $352,997,066)		346,199,455

U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Bonds & Notes — 11.2%
U.S. Treasury Bond 2.750% 8/15/42	32,490,000	25,743,250
U.S. Treasury Bond 2.875% 5/15/43	1,000,000	810,443
U.S. Treasury Note 0.625% 12/15/16	15,000,000	14,938,867
U.S. Treasury Note (e) (f) 0.875% 4/30/17	73,560,000	73,339,702
U.S. Treasury Note 2.500% 8/15/23	43,890,000	42,148,116

		156,980,378

TOTAL U.S. TREASURY OBLIGATIONS (Cost $160,306,268)		156,980,378

TOTAL BONDS & NOTES (Cost $1,386,398,884)		1,395,310,207

TOTAL LONG-TERM INVESTMENTS (Cost $1,389,648,884)		1,398,444,507

SHORT-TERM INVESTMENTS — 20.3%
Commercial Paper — 19.3%
AGL Capital Corp. (a) 0.350% 1/07/14	2,500,000	2,499,854
Airgas, Inc. (a) 0.340% 1/03/14	5,000,000	4,999,906
Bacardi USA, Inc. (a) 0.250% 1/15/14	5,000,000	4,999,514
BAT International Finance (a) 0.250% 1/24/14	5,499,000	5,498,122
BAT International Finance (a) 0.254% 1/09/14	6,500,000	6,499,639
Canadian Natural Resources Ltd. (a) 0.314% 1/16/14	12,000,000	11,998,450

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Centrica PLC (a) 0.530% 1/07/14	$5,000,000	$4,999,558
DIRECTV Holdings LLC (a) 0.440% 3/10/14	2,500,000	2,497,922
Ecolab, Inc. (a) 0.330% 1/08/14	10,000,000	9,999,358
Enbridge, Inc. (a) 0.284% 1/13/14	4,000,000	3,999,627
FMC Corp. (a) 0.284% 1/17/14	5,000,000	4,999,378
Glencore Funding LLC (a) 0.609% 2/18/14	7,250,000	7,244,200
Glencore Funding LLC (a) 0.722% 6/12/14	7,500,000	7,476,037
IntercontinentalExchange, Inc. (a) 0.310% 3/12/14	18,500,000	18,488,849
Marriott International, Inc. (a) 0.284% 2/13/14	3,000,000	2,998,997
National Grid USA (a) 0.355% 1/21/14	5,000,000	4,999,028
National Grid USA (a) 0.355% 1/27/14	11,150,000	11,147,181
National Grid USA (a) 0.360% 1/16/14	7,000,000	6,998,950
NextEra Energy, Inc. (a) 0.200% 1/03/14	9,250,000	9,249,897
Nissan Motor Acceptance Corp. (a) 0.300% 1/21/14	7,000,000	6,998,833
Nissan Motor Acceptance Corp. (a) 0.304% 1/23/14	10,000,000	9,998,167
Nissan Motor Acceptance Corp. (a) 0.314% 1/22/14	9,750,000	9,748,237
Pall Corp. (a) 0.320% 3/10/14	5,250,000	5,246,827
Pentair Finance (a) 0.300% 1/06/14	6,300,000	6,299,737
Pentair Finance (a) 0.300% 1/14/14	5,000,000	4,999,458
Plains All American Pipeline LP (a) 0.310% 1/15/14	16,096,000	16,094,060
Plains Midstream (a) 0.270% 1/07/14	12,395,000	12,394,442
Sempra Energy Holding (a) 0.304% 2/03/14	5,000,000	4,998,625
Spectra Energy Capital (a) 0.290% 1/10/14	7,500,000	7,499,456
Tesco Treasury Services PLC (a) 0.580% 2/21/14	5,000,000	4,995,892
TransCanada PipeLines Ltd. (a) 0.280% 2/11/14	15,000,000	14,995,217
Tyco International Finance SA (a) 0.304% 1/24/14	6,750,000	6,748,706

	Principal Amount	Value
Virginia Electric and Power Co. 0.274% 2/10/14	$7,000,000	$6,997,900
Vodafone Group PLC (a) 0.400% 3/10/14	5,000,000	4,996,222
Volvo Group Treasury NA (a) 0.360% 3/04/14	9,000,000	8,994,420
WellPoint, Inc. (a) 0.330% 1/08/14	8,000,000	7,999,487

		271,600,153

Time Deposits — 1.0%
Euro Time Deposit 0.010% 1/02/14	14,308,213	14,308,213

TOTAL SHORT-TERM INVESTMENTS (Cost $285,908,366)		285,908,366

TOTAL INVESTMENTS — 119.7% (Cost $1,675,557,250) (g)		1,684,352,873

Other Assets/(Liabilities) — (19.7)%		(277,326,500)

NET ASSETS — 100.0%		$1,407,026,373

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $453,566,862 or 32.24% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2013, these securities amounted to a value of $103,623 or 0.01% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At December 31, 2013, these securities amounted to a value of $4,990,000 or 0.35% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.1%
Basic Materials — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	26,904	$69,143

TOTAL COMMON STOCK (Cost $165,688)		69,143

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	10,000	241,100

TOTAL PREFERRED STOCK (Cost $250,000)		241,100

TOTAL EQUITIES (Cost $415,688)		310,243

	Principal Amount
BONDS & NOTES — 98.4%

CORPORATE DEBT — 45.9%
Advertising — 0.4%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	145,258
WPP Finance 2010 5.625% 11/15/43	225,000	222,736

		367,994

Aerospace & Defense — 0.9%
AAR Corp. (c) 7.250% 1/15/22	190,000	203,300
Alliant Techsystems, Inc. (c) 5.250% 10/01/21	435,000	436,087
BE Aerospace, Inc. 6.875% 10/01/20	125,000	137,188
United Technologies Corp. 6.125% 7/15/38	105,000	125,187

		901,762

Agriculture — 0.2%
Altria Group, Inc. 2.850% 8/09/22	110,000	101,279
Altria Group, Inc. 4.250% 8/09/42	50,000	42,671

		143,950

Auto Manufacturers — 0.1%
Ford Motor Co. 6.500% 8/01/18	100,000	115,576

Automotive & Parts — 1.2%
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	305,200

	Principal Amount	Value
International Automotive Components Group SA (c) 9.125% 6/01/18	$9,000	$9,382
Meritor, Inc. 6.750% 6/15/21	185,000	188,700
Meritor, Inc., Convertible (c) 7.875% 3/01/26	115,000	165,097
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	73,000	79,935
TRW Automotive, Inc. (c) 4.450% 12/01/23	85,000	82,450
TRW Automotive, Inc. (c) 7.250% 3/15/17	100,000	114,750
UCI International, Inc. 8.625% 2/15/19	115,000	115,000
Visteon Corp 6.750% 4/15/19	116,000	123,250

		1,183,764

Banks — 2.5%
Associated Banc-Corp. 1.875% 3/12/14	60,000	60,084
Bank of America Corp. 3.625% 3/17/16	165,000	173,591
Bank of America Corp. 5.650% 5/01/18	30,000	34,148
Bank of America Corp. 5.875% 2/07/42	55,000	62,903
Bank of America Corp. 6.000% 9/01/17	115,000	131,306
Credit Suisse AG 5.400% 1/14/20	130,000	144,473
First Horizon National Corp. 5.375% 12/15/15	274,000	294,526
FirstMerit Corp. 4.350% 2/04/23	35,000	34,289
HSBC Holdings PLC 6.500% 9/15/37	125,000	147,842
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	286,656
ICICI Bank Ltd. (c) 5.500% 3/25/15	475,000	491,965
KFW 2.125% 1/17/23	270,000	247,914
PNC Funding Corp. 4.375% 8/11/20	105,000	112,253
Valley National Bancorp 5.125% 9/27/23	85,000	83,837
Wells Fargo & Co. (c) 4.480% 1/16/24	145,000	144,339
Wells Fargo & Co. 4.600% 4/01/21	25,000	27,406

		2,477,532

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.1%
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	$35,000	$30,928
Molson Coors Brewing Co. 5.000% 5/01/42	65,000	63,599

		94,527

Biotechnology — 0.2%
Amgen, Inc. 5.150% 11/15/41	175,000	174,350

Building Materials — 0.1%
CRH America, Inc. 8.125% 7/15/18	95,000	116,368

Chemicals — 2.0%
Ashland, Inc. 3.875% 4/15/18	210,000	212,625
CF Industries, Inc. 3.450% 6/01/23	28,000	25,570
Cytec Industries, Inc. 3.500% 4/01/23	30,000	27,567
Cytec Industries, Inc. 8.950% 7/01/17	175,000	211,005
The Dow Chemical Co. 8.550% 5/15/19	100,000	129,119
Hercules, Inc., Convertible 6.500% 6/30/29	125,000	109,062
Incitec Pivot Finance LLC (c) 6.000% 12/10/19	50,000	54,722
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	493,937
Methanex Corp. 5.250% 3/01/22	40,000	42,348
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375% 3/01/18	50,000	49,625
RPM International, Inc. 6.125% 10/15/19	50,000	56,075
RPM International, Inc. 6.500% 2/15/18	75,000	84,979
Tronox Finance LLC 6.375% 8/15/20	340,000	346,800
Valspar Corp. 7.250% 6/15/19	150,000	177,800

		2,021,234

Commercial Services — 0.3%
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	67,000	70,685
ERAC USA Finance LLC (c) 2.800% 11/01/18	25,000	25,263
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	69,685

	Principal Amount	Value
ERAC USA Finance LLC (c) 7.000% 10/15/37	$50,000	$59,171
The Western Union Co. 5.930% 10/01/16	80,000	88,910

		313,714

Computers — 0.5%
Apple, Inc. 2.400% 5/03/23	105,000	94,417
Apple, Inc. 3.850% 5/04/43	50,000	41,771
EMC Corp. 3.375% 6/01/23	135,000	129,708
Hewlett-Packard Co. 2.125% 9/13/15	90,000	91,645
Hewlett-Packard Co. 2.200% 12/01/15	125,000	127,751

		485,292

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	65,000	63,194
Avon Products, Inc. 6.500% 3/01/19	55,000	60,049

		123,243

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	45,023
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	43,277

		88,300

Diversified Financial — 3.7%
Air Lease Corp. 3.375% 1/15/19	175,000	175,000
American Express Co. VRN 6.800% 9/01/66	5,000	5,327
Citigroup, Inc. 5.875% 5/29/37	60,000	65,487
Citigroup, Inc. 5.875% 1/30/42	75,000	84,291
Citigroup, Inc. 8.500% 5/22/19	76,000	97,401
Eaton Vance Corp. 3.625% 6/15/23	43,000	41,198
Eaton Vance Corp. 6.500% 10/02/17	25,000	28,376
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	207,864
Ford Motor Credit Co. LLC 12.000% 5/15/15	150,000	172,149
The Goldman Sachs Group, Inc. 1.600% 11/23/15	130,000	131,397

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.250% 2/01/41	$35,000	$40,334
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	40,360
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	44,502
Guanay Finance Ltd. (c) 6.000% 12/15/20	250,000	259,125
Hyundai Capital America (c) 1.625% 10/02/15	80,000	80,400
Hyundai Capital America (c) 2.875% 8/09/18	60,000	60,228
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	125,000	125,741
International Lease Finance Corp. 5.875% 4/01/19	200,000	213,000
Janus Capital Group, Inc. 6.700% 6/15/17	525,000	584,628
JP Morgan Chase & Co. 4.350% 8/15/21	145,000	152,818
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	185,103
Lazard Group LLC 4.250% 11/14/20	190,000	189,588
Lazard Group LLC 6.850% 6/15/17	135,000	152,213
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	161,383
Morgan Stanley 3.800% 4/29/16	200,000	211,566
Morgan Stanley 4.000% 7/24/15	150,000	156,621
Morgan Stanley 5.750% 1/25/21	60,000	67,876

		3,733,976

Electric — 2.1%
Ameren Corp. 8.875% 5/15/14	170,000	174,875
Elwood Energy LLC 8.159% 7/05/26	296,548	318,048
Florida Power & Light Co. 4.950% 6/01/35	65,000	68,122
Georgia Power Co. 4.300% 3/15/42	63,000	56,675
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	257,088
MidAmerican Energy Holdings Co. 5.950% 5/15/37	120,000	131,312
National Fuel Gas Co. 3.750% 3/01/23	55,000	51,906
NiSource Finance Corp. 4.800% 2/15/44	90,000	81,204

	Principal Amount	Value
NRG Energy, Inc. 8.500% 6/15/19	$250,000	$266,875
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	176,383
Southern California Edison Co. 5.950% 2/01/38	60,000	69,833
Tenaska Oklahoma I LP (c) 6.528% 12/30/14	40,865	41,422
Transelec SA (c) 4.625% 7/26/23	75,000	72,021
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	66,572	72,298
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	218,844

		2,056,906

Electrical Components & Equipment — 0.3%
Anixter, Inc. 5.950% 3/01/15	10,000	10,475
Legrand France SA 8.500% 2/15/25	250,000	322,522

		332,997

Electronics — 0.3%
Agilent Technologies, Inc. 3.875% 7/15/23	73,000	69,190
Avnet, Inc. 4.875% 12/01/22	67,000	67,282
PerkinElmer, Inc. 5.000% 11/15/21	125,000	126,136

		262,608

Foods — 0.7%
ConAgra Foods, Inc. 4.950% 8/15/20	275,000	295,238
ConAgra Foods, Inc. 6.625% 8/15/39	30,000	34,044
Delhaize Group 6.500% 6/15/17	90,000	101,078
Tyson Foods, Inc. 4.500% 6/15/22	150,000	152,725
Tyson Foods, Inc. 6.600% 4/01/16	95,000	106,045
WM Wrigley Jr Co. (c) 2.400% 10/21/18	35,000	34,785

		723,915

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	194,848
International Paper Co. 4.750% 2/15/22	75,000	78,632

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Paper Co. 9.375% 5/15/19	$110,000	$144,284
Plum Creek Timberlands LP 3.250% 3/15/23	105,000	94,417

		512,181

Hand & Machine Tools — 0.3%
Victor Technologies Group, Inc. 9.000% 12/15/17	254,000	271,780

Health Care – Products — 0.2%
Boston Scientific Corp. 7.375% 1/15/40	120,000	149,099
Teleflex, Inc. 6.875% 6/01/19	90,000	94,500

		243,599

Health Care – Services — 0.5%
HCA Holdings, Inc. 7.750% 5/15/21	140,000	152,950
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	61,611
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	72,085
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	93,411
WellPoint, Inc., Convertible 2.750% 10/15/42	100,000	135,375

		515,432

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	50,000	47,798
Whirlpool Corp. 5.150% 3/01/43	20,000	19,283

		67,081

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	30,000	27,349

Housewares — 0.2%
Toro Co. 7.800% 6/15/27	170,000	197,865

Insurance — 2.0%
Aflac, Inc. 3.625% 6/15/23	104,000	100,669
The Allstate Corp. 5.550% 5/09/35	50,000	54,655
The Allstate Corp. VRN 5.750% 8/15/53	140,000	141,050
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	79,991
The Chubb Corp. VRN 6.375% 4/15/17	99,000	107,167

	Principal Amount	Value
Five Corners Funding Trust (c) 4.419% 11/15/23	$100,000	$98,572
ING US, Inc. 5.500% 7/15/22	100,000	108,749
Liberty Mutual Group, Inc. (c) 4.250% 6/15/23	43,000	41,518
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	159,573
MetLife Capital Trust IV (c) 7.875% 12/15/32	150,000	172,125
The Progressive Corp. VRN 6.700% 6/15/17	155,000	167,400
Prudential Financial, Inc. VRN 5.200% 3/15/44	135,000	130,612
Prudential Financial, Inc. 6.200% 11/15/40	125,000	143,477
Prudential Financial, Inc. VRN 8.875% 6/15/38	115,000	139,869
Reinsurance Group of America, Inc. 4.700% 9/15/23	95,000	96,060
Reinsurance Group of America, Inc. 5.000% 6/01/21	95,000	99,697
Reinsurance Group of America, Inc. 6.450% 11/15/19	90,000	103,780
Willis Group Holdings PLC 4.125% 3/15/16	20,000	20,939
Willis North America, Inc. 7.000% 9/29/19	43,000	49,754

		2,015,657

Internet — 0.4%
Expedia, Inc. 7.456% 8/15/18	300,000	349,253

Iron & Steel — 1.5%
AK Steel Corp., Convertible 5.000% 11/15/19	192,000	309,960
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	128,284
ArcelorMittal 9.500% 2/15/15	425,000	461,656
Gerdau Trade, Inc. (c) 4.750% 4/15/23	90,000	82,800
Reliance Steel & Aluminum Co. 4.500% 4/15/23	65,000	63,760
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	432,710

		1,479,170

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	50,000	49,677

Lodging — 0.2%
Hyatt Hotels Corp. 3.375% 7/15/23	40,000	36,671

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marriott International, Inc. 3.375% 10/15/20	$95,000	$94,079
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	60,855
Wyndham Worldwide Corp. 6.000% 12/01/16	2,000	2,206

		193,811

Machinery – Diversified — 0.6%
The Manitowoc Co., Inc. 8.500% 11/01/20	175,000	198,625
Roper Industries, Inc. 3.125% 11/15/22	100,000	91,648
Xylem, Inc. 3.550% 9/20/16	200,000	210,071
Xylem, Inc. 4.875% 10/01/21	100,000	104,244

		604,588

Manufacturing — 0.9%
Bombardier, Inc. Series A (c) 7.750% 3/15/20	70,000	79,450
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	79,456
Griffon Corp. 7.125% 4/01/18	180,000	190,800
Harsco Corp 2.700% 10/15/15	257,000	260,884
Polypore International, Inc. 7.500% 11/15/17	285,000	301,387

		911,977

Media — 0.8%
21st Century Fox America Co. 6.900% 8/15/39	125,000	148,981
CBS Corp. 7.875% 7/30/30	100,000	124,418
Globo Comunicacao e Participacoes SA (c) 4.875% 4/11/22	200,000	198,000
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	274,688

		746,087

Metal Fabricate & Hardware — 0.8%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	250,000	268,750
Mueller Water Products, Inc. 8.750% 9/01/20	196,000	219,520
The Timken Co. 6.000% 9/15/14	275,000	284,792

		773,062

Mining — 1.1%
Detour Gold Corp., Convertible 5.500% 11/30/17	105,000	81,506

	Principal Amount	Value
FMG Resources Property Ltd. (c) 6.875% 4/01/22	$250,000	$272,500
FMG Resources Property Ltd. (c) 7.000% 11/01/15	111,000	115,163
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	45,000	44,890
Freeport-McMoRan Copper & Gold, Inc. 5.450% 3/15/43	70,000	66,993
Newcrest Finance Property Ltd. (c) 4.450% 11/15/21	200,000	166,369
Vale Overseas Ltd. 6.250% 1/23/17	215,000	238,464
Vale Overseas Ltd. 6.875% 11/10/39	85,000	87,926

		1,073,811

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.750% 1/15/16	50,000	52,711
Pitney Bowes, Inc. 4.750% 5/15/18	10,000	10,446
Pitney Bowes, Inc. 5.750% 9/15/17	75,000	82,649

		145,806

Oil & Gas — 6.6%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	655,000	700,850
Aurora USA Oil & Gas, Inc. (c) 7.500% 4/01/20	500,000	515,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	120,000	133,200
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	80,000	74,600
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	780,000	791,700
CVR Refining LLC/Coffeyville Finance, Inc. 6.500% 11/01/22	65,000	63,862
Ecopetrol SA 4.250% 9/18/18	15,000	15,825
KazMunayGas National Co. JSC (c) 4.400% 4/30/23	90,000	83,475
Linn Energy LLC/Linn Energy Finance Corp. 8.625% 4/15/20	130,000	140,400
MEG Energy Corp. (c) 6.500% 3/15/21	150,000	157,875
PBF Holding Co. LLC/PBF Finance Corp. 8.250% 2/15/20	555,000	602,175
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	52,530

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petrobras Global Finance BV 3.000% 1/15/19	$40,000	$37,433
Petrobras International Finance Co. 3.875% 1/27/16	220,000	226,482
Petrobras International Finance Co. 6.750% 1/27/41	115,000	107,000
Petroleos Mexicanos 5.500% 1/21/21	375,000	403,125
Phillips 66 4.300% 4/01/22	75,000	76,216
Phillips 66 5.875% 5/01/42	75,000	81,341
Precision Drilling Corp. 6.625% 11/15/20	85,000	90,737
Rosneft Oil Co. via Rosneft International Finance Ltd. (c) 3.149% 3/06/17	1,000,000	1,012,500
Rowan Cos., Inc. 4.875% 6/01/22	175,000	177,582
Rowan Cos., Inc. 5.000% 9/01/17	185,000	200,497
Shell International Finance BV 5.500% 3/25/40	110,000	122,203
SM Energy Co. 6.625% 2/15/19	100,000	106,250
Talisman Energy, Inc. 5.500% 5/15/42	100,000	94,190
Transocean, Inc. 4.950% 11/15/15	190,000	203,536
Venoco, Inc. 8.875% 2/15/19	330,000	325,050

		6,595,634

Oil & Gas Services — 0.2%
Weatherford International Ltd. 4.500% 4/15/22	100,000	100,630
Weatherford International Ltd. 5.950% 4/15/42	75,000	75,146
Weatherford International Ltd. 6.000% 3/15/18	25,000	28,057

		203,833

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (c) 5.350% 4/01/20	35,000	37,876
Sonoco Products Co. 4.375% 11/01/21	100,000	101,607

		139,483

Pharmaceuticals — 1.2%
AbbVie, Inc. 4.400% 11/06/42	50,000	46,634
Mylan, Inc. (c) 7.875% 7/15/20	250,000	282,886

	Principal Amount	Value
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	$100,000	$106,500
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	135,000	144,450
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	215,500
Warner Chilcott Co. LLC 7.750% 9/15/18	350,000	378,875
Zoetis, Inc. 3.250% 2/01/23	35,000	32,748

		1,207,593

Pipelines — 1.3%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	186,660
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	170,122
DCP Midstream Operating LLC 3.875% 3/15/23	15,000	13,813
Enable Oklahoma Intrastate Transmission LLC (c) 6.875% 7/15/14	305,000	313,616
Energy Transfer Equity LP 7.500% 10/15/20	100,000	112,250
Enterprise Products Operating LP 5.950% 2/01/41	135,000	147,022
Kern River Funding Corp. (c) 4.893% 4/30/18	73,500	79,517
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	93,144
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	17,232
ONEOK Partners LP 6.125% 2/01/41	100,000	105,896
The Williams Cos., Inc. 3.700% 1/15/23	45,000	39,276

		1,278,548

Real Estate — 0.2%
AMB Property LP 4.500% 8/15/17	225,000	243,005

Real Estate Investment Trusts (REITS) — 1.5%
American Tower Corp. 3.400% 2/15/19	80,000	81,444
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	322,635
DCT Industrial Operating Partnership LP (c) 4.500% 10/15/23	60,000	58,301
DDR Corp. 4.750% 4/15/18	275,000	296,653
DDR Corp. 9.625% 3/15/16	95,000	111,379

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Duke Realty LP 8.250% 8/15/19	$125,000	$154,771
Federal Realty Investment Trust 5.900% 4/01/20	25,000	28,707
HCP, Inc. 2.625% 2/01/20	95,000	90,553
Highwoods Realty LP 7.500% 4/15/18	110,000	128,372
Liberty Property LP 3.375% 6/15/23	50,000	45,507
ProLogis LP 2.750% 2/15/19	35,000	34,758
ProLogis LP 3.350% 2/01/21	165,000	160,235

		1,513,315

Retail — 0.9%
CVS Caremark Corp. 6.125% 9/15/39	25,000	28,353
CVS Pass-Through Trust (c) 5.926% 1/10/34	238,762	260,216
CVS Pass-Through Trust (c) 7.507% 1/10/32	18,370	21,898
The Home Depot, Inc. 5.950% 4/01/41	100,000	116,108
O’Reilly Automotive, Inc. 3.850% 6/15/23	46,000	44,144
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	235,839
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	231,568

		938,126

Savings & Loans — 0.6%
Education Loan Co. Trust I (c) 0.000% 8/01/41	200,000	174,517
First Niagara Financial Group, Inc. 7.250% 12/15/21	150,000	173,448
Glencore Funding LLC (c) 1.700% 5/27/16	160,000	160,135
Glencore Funding LLC (c) 2.500% 1/15/19	114,000	110,388
Washington Mutual Bank (d) 5.650% 8/15/14	1,225,000	122

		618,610

Semiconductors — 0.8%
Intel Corp., Convertible 2.950% 12/15/35	125,000	140,000
Micron Technology, Inc., Convertible 3.125% 5/01/32	225,000	512,297
NXP BV/NXP Funding LLC (c) 3.750% 6/01/18	110,000	110,825

		763,122

	Principal Amount	Value
Software — 0.4%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	$45,000	$45,271
CA, Inc. 2.875% 8/15/18	50,000	49,868
CA, Inc. 5.375% 12/01/19	105,000	116,753
Fidelity National Information Services, Inc. 5.000% 3/15/22	125,000	127,657
Oracle Corp. 2.500% 10/15/22	90,000	82,434

		421,983

Storage & Warehousing — 0.6%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	600,000	624,000

Telecommunications — 2.7%
AT&T, Inc. 6.550% 2/15/39	175,000	198,677
CenturyLink, Inc. 6.150% 9/15/19	195,000	205,725
CenturyLink, Inc. 7.650% 3/15/42	150,000	133,875
Embarq Corp. 7.082% 6/01/16	210,000	234,654
Embarq Corp. 7.995% 6/01/36	45,000	45,560
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	83,263
Sprint Capital Corp. 6.900% 5/01/19	100,000	109,250
Sprint Communications, Inc. 11.500% 11/15/21	200,000	262,000
T-Mobile USA, Inc. 6.836% 4/28/23	50,000	51,875
Telecom Italia Capital 6.000% 9/30/34	80,000	69,300
Telecom Italia Capital 6.175% 6/18/14	111,000	113,498
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	218,693
Telefonica Emisiones SAU 3.992% 2/16/16	275,000	288,859
Verizon Communications, Inc. 2.500% 9/15/16	50,000	51,702
Verizon Communications, Inc. 3.650% 9/14/18	60,000	63,514
Verizon Communications, Inc. 5.150% 9/15/23	95,000	102,001
Verizon Communications, Inc. 6.550% 9/15/43	140,000	163,794

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WCP Wireless Site Funding (c) 4.141% 11/15/15	$117,262	$120,731
Windstream Corp. 7.750% 10/01/21	190,000	201,400

		2,718,371

Transportation — 1.8%
Asciano Finance (c) 3.125% 9/23/15	70,000	71,584
Asciano Finance (c) 4.625% 9/23/20	45,000	45,046
Asciano Finance (c) 5.000% 4/07/18	345,000	365,778
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	183,540
CHC Helicopter SA 9.250% 10/15/20	800,000	862,000
CHC Helicopter SA 9.375% 6/01/21	105,000	107,625
Con-way, Inc. 7.250% 1/15/18	30,000	34,482
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	132,354

		1,802,409

Trucking & Leasing — 0.8%
GATX Corp. 3.500% 7/15/16	90,000	93,853
GATX Corp. 4.750% 5/15/15	115,000	120,831
GATX Corp. 4.750% 6/15/22	125,000	127,123
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 3/15/16	240,000	245,884
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 3.125% 5/11/15	200,000	205,696

		793,387

TOTAL CORPORATE DEBT (Cost $44,799,051)		45,757,613

MUNICIPAL OBLIGATIONS — 0.6%
State of California 5.950% 4/01/16	225,000	249,122
State of California BAB 7.550% 4/01/39	125,000	161,684
State of California BAB 7.600% 11/01/40	150,000	197,615

		608,421

TOTAL MUNICIPAL OBLIGATIONS (Cost $579,836)		608,421

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.9%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	$215,385	$225,378

Automobile ABS — 0.3%
California Republic Auto Receivables Trust, Series 2012-1, Class A (c) 1.180% 8/15/17	95,832	96,019
CarNow Auto Receivables Trust, Series 2013-1A, Class A (c) 1.160% 10/16/17	78,155	78,125
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (c) 1.290% 10/16/17	76,757	76,850

		250,994

Commercial MBS — 4.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.813% 2/10/51	95,000	104,811
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.250% 2/10/51	100,000	112,432
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	190,000	206,364
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	635,000	711,927
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	155,000	173,637
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	110,000	123,789
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.887% 6/11/50	85,000	95,602
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM VRN 6.084% 6/11/50	115,000	128,780
DBRR Trust, Series 2013-EZ3, Class A VRN (c) 1.636% 12/18/49	143,876	144,101
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	305,000	331,283

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	$115,000	$127,467
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	110,000	119,477
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.466% 3/12/44	125,000	134,964
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	88,934	90,021
STRIPs Ltd., Series 2012-1A, Class A (c) 1.500% 12/25/44	128,769	127,481
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.565% 8/15/39	100,000	106,403
VNO Mortgage Trust, Series 2013-PENN, Class A (c) 3.808% 12/13/29	110,000	112,158
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	90,000	98,435
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.339% 12/15/44	145,000	154,543
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	150,000	161,717
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	587,185
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.925% 2/15/51	100,000	110,074
Wells Fargo Reremic Trust, Series 2012-IO, Class A (c) 1.750% 8/20/21	147,612	146,727
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	111,432
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C VRN 4.878% 8/15/45	100,000	101,528
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C VRN (c) 5.636% 11/15/44	170,000	182,922
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D VRN (c) 5.636% 11/15/44	115,000	118,706

		4,723,966

	Principal Amount	Value
Home Equity ABS — 2.7%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.890% 1/25/35	$200,000	$187,939
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.870% 4/25/35	238,733	230,611
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A FRN 0.315% 8/25/36	227,704	215,543
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1 FRN 0.810% 8/25/35	52,318	51,106
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.625% 9/25/34	54,573	54,148
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.065% 2/25/35	193,391	166,617
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.615% 7/25/35	180,000	168,486
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.405% 1/25/36	127,661	124,331
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.960% 2/25/35	300,000	278,107
MASTR Asset Backed Securities Trust, Series 2005, Class M1 FRN 0.885% 12/25/34	99,504	90,276
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.885% 3/25/35	120,000	110,559
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.870% 4/25/36	200,000	185,994
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (c) 0.902% 6/28/35	119,792	119,285
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 0.932% 6/28/35	220,000	204,712
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.665% 7/25/35	120,649	115,732
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	60	63
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.425% 9/25/35	74,586	72,631

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3 FRN 0.445% 5/25/36	$198,382	$183,490
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (c) 0.445% 1/25/37	157,369	154,779

		2,714,409

Other ABS — 2.8%
ARL First LLC, Series 2012-1A, Class A2 (c) 3.810% 12/15/42	100,000	96,969
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	93,931	95,812
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A2 FRN 0.405% 4/25/36	147,904	147,820
Diamond Resorts Owner Trust, Series 2013-2, Class A (c) 2.270% 5/20/26	208,536	208,512
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	170,406	181,854
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	227,639	223,550
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (c) 2.418% 6/02/17	250,000	253,795
Hilton Grand Vacations Trust, Series 2013-A, Class A (c) 2.280% 1/25/26	217,609	217,533
Icon Brands Holdings LLC, Series 2012-1A, Class A (c) 4.229% 1/25/43	47,375	47,105
KeyCorp Student Loan Trust, Series 2004-A, Class 2B FRN 0.768% 1/27/42	100,000	82,002
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (c) (e) 0.845% 6/20/14	1,175,000	1,172,650
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	37,987	38,665
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	71,142	75,418

		2,841,685

	Principal Amount	Value
Student Loans ABS — 1.7%
Access Group, Inc., Series 2002-1, Class A4 VRN 0.030% 9/01/37	$315,000	$292,245
Access Group, Inc., Series 2003-1, Class A2 FRN 0.506% 12/27/16	2,428	2,428
Access Group, Inc., Series 2003-A, Class A3 FRN 1.670% 7/01/38	79,147	70,173
College Loan Corp. Trust, Series 2002-1, Class B1 FRN (c) 1.662% 3/01/42	100,000	80,000
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.665% 6/15/43	150,000	146,843
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.667% 6/15/43	100,000	98,875
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.667% 6/15/43	200,000	195,660
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.910% 6/15/43	50,000	42,444
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.538% 10/28/41	92,535	91,174
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.355% 2/25/28	42,363	41,938
National Collegiate Student Loan Trust, Series 2005-3, Class A3 FRN 0.405% 7/25/28	106,704	105,407
National Collegiate Student Loan Trust, Series 2004-1, Class A2, The FRN 0.506% 6/25/27	201,968	197,072
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3 FRN 3.667% 12/26/25	100,000	97,862
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS, FRN FRN 0.665% 7/25/35	105,000	93,279
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.665% 6/25/43	110,000	104,491
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.671% 6/17/30	50,000	48,532

		1,708,423

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 1.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.768% 8/25/34	$95,423	$92,234
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.909% 2/25/34	16,329	15,947
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.010% 9/25/33	4,462	4,013
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.563% 8/25/34	14,645	13,771
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.356% 1/19/38	560,486	450,611
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.275% 5/25/37	674,165	441,787
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.371% 8/25/34	55,116	46,382
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.415% 8/25/36	167,249	152,742
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.274% 2/25/34	5,851	5,429
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.494% 7/25/33	3,044	3,056
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	140	141
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (c) 2.500% 3/23/51	40,659	41,179
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.575% 3/25/34	29,039	29,004
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.543% 4/25/44	73,974	72,671

		1,368,967

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.415% 11/25/37	33,819	33,236
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.744% 6/25/32	19,506	18,025

		51,261

	Principal Amount	Value
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,807,121)		$13,885,083

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Brazilian Government International Bond 4.875% 1/22/21	$100,000	105,500
Province of Quebec Canada 2.625% 2/13/23	192,000	176,360
Province of Quebec Canada 7.500% 9/15/29	125,000	165,289
Republic of Brazil International Bond 5.625% 1/07/41	235,000	227,950
Republic of Turkey International Bond 4.875% 4/16/43	36,000	27,558
Republic of Turkey International Bond 6.750% 4/03/18	100,000	108,600
United Mexican States 5.125% 1/15/20	95,000	105,260
United Mexican States 6.750% 9/27/34	75,000	88,500

		1,005,017

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,035,133)		1,005,017

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 24.7%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	28,987	32,874
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	17,025	19,204

		52,078

Pass-Through Securities — 24.6%
Federal Home Loan Mortgage Corp.
Pool #Q15841 3.000% 2/01/43	717,275	680,571
Pool #G11476 5.000% 11/01/18	68,957	72,948
Pool #B16010 5.000% 8/01/19	1,434	1,524
Pool #B17058 5.000% 9/01/19	4,606	4,872
Pool #B18677 5.000% 1/01/20	2,945	3,131
Pool #E89199 6.000% 4/01/17	3,542	3,750
Pool #G11431 6.000% 2/01/18	719	760

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G01311 7.000% 9/01/31	$2,542	$2,938
Pool #C80207 7.500% 9/01/24	2,601	3,005
Pool #C00530 7.500% 7/01/27	2,068	2,419
Pool #C00563 7.500% 11/01/27	7,099	8,313
Pool #C00612 7.500% 4/01/28	386	452
Pool #C55867 7.500% 2/01/30	8,627	10,066
Federal National Mortgage Association
Pool #725692 2.267% 10/01/33 FRN	182,574	192,275
Pool #888586 2.342% 10/01/34 FRN	391,669	409,337
Pool #AB8756 3.000% 3/01/43	343,775	321,913
Pool #AT0976 3.000% 4/01/43	330,028	309,040
Pool #AT2911 3.000% 4/01/43	401,179	375,666
Pool #890564 3.000% 6/01/43	361,103	343,781
Pool #AO8629 3.500% 7/01/42	425,124	423,131
Pool #AP6609 3.500% 9/01/42	260,157	258,938
Pool #AR8708 3.500% 4/01/43	106,077	104,121
Pool #AT0998 3.500% 4/01/43	539,795	529,843
Pool #AT4050 3.500% 5/01/43	143,204	140,563
Pool #MA1463 3.500% 6/01/43	355,651	349,094
Pool #735010 5.000% 11/01/19	252,047	267,398
Pool #253880 6.500% 7/01/16	1,971	2,066
Pool #575579 7.500% 4/01/31	11,584	13,528
Pool #535996 7.500% 6/01/31	2,409	2,812
Federal National Mortgage Association TBA
Pool #3348 2.500% 9/01/27 (f)	1,965,000	1,944,736
Pool #1312 3.000% 4/01/27 (f)	1,585,000	1,616,948
Pool #4241 3.000% 10/01/42 (f)	6,450,000	6,129,516

	Principal Amount	Value
Pool #1963 3.500% 4/01/42 (f)	$1,050,000	$1,043,930
Pool #9174 4.000% 6/01/41 (f)	3,650,000	3,761,211
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	1,953	2,242
Pool #587280 6.500% 9/15/32	2,220	2,548
Pool #550659 6.500% 9/15/35	132,029	150,931
Pool #538689 6.500% 12/15/35	36,071	41,191
Pool #780651 7.000% 10/15/27	2,815	3,272
Pool #462384 7.000% 11/15/27	1,948	2,208
Pool #482668 7.000% 8/15/28	2,158	2,511
Pool #506804 7.000% 5/15/29	8,643	10,049
Pool #506914 7.000% 5/15/29	33,190	38,570
Pool #581417 7.000% 7/15/32	4,809	5,650
Pool #591581 7.000% 8/15/32	971	1,142
Pool #423836 8.000% 8/15/26	1,450	1,727
Pool #444619 8.000% 3/15/27	10,803	12,888
Government National Mortgage Association II
Pool #82488 2.000% 3/20/40 FRN	136,320	141,130
Pool #82462 3.500% 1/20/40 FRN	113,934	119,662
Government National Mortgage Association TBA
Pool #188 3.000% 12/01/42 (f)	2,825,000	2,728,773
Pool #5610 3.500% 1/01/42 (f)	1,925,000	1,940,641

		24,539,731

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $24,956,765)		24,591,809

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 12.3%
U.S. Treasury Bonds & Notes — 12.3%
U.S. Treasury Bond (g) 2.750% 8/15/42	$2,290,000	$1,814,467
U.S. Treasury Bond 2.875% 5/15/43	50,000	40,522
U.S. Treasury Bond 4.500% 2/15/36	140,000	155,783
U.S. Treasury Note 0.625% 12/15/16	2,900,000	2,888,181
U.S. Treasury Note (h) 0.875% 4/30/17	6,000,000	5,982,031
U.S. Treasury Note 2.500% 8/15/23	1,475,000	1,416,461

		12,297,445

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,557,244)		12,297,445

TOTAL BONDS & NOTES (Cost $97,735,150)		98,145,388

TOTAL LONG-TERM INVESTMENTS (Cost $98,150,838)		98,455,631

SHORT-TERM INVESTMENTS — 20.5%
Commercial Paper — 19.1%
Glencore Funding LLC (c) 0.365% 1/06/14	2,200,000	2,199,890
Kinder Morgan Energy Partners LP (c) 0.250% 1/10/14	2,400,000	2,399,850
National Grid USA (c) 0.355% 1/23/14	2,400,000	2,399,487
Nissan Motor Acceptance Corp. (c) 0.314% 1/22/14	2,400,000	2,399,566
Noble Corp. (c) 0.500% 1/09/14	2,400,000	2,399,733
OGE Energy Corp. (c) 0.284% 1/16/14	2,400,000	2,399,720
Pall Corp. (c) 0.250% 1/13/14	2,400,000	2,399,800
Pentair Finance (c) 0.290% 1/15/14	2,400,000	2,399,730

		18,997,776

Time Deposits — 1.4%
Euro Time Deposit 0.010% 1/02/14	1,437,314	1,437,314

TOTAL SHORT-TERM INVESTMENTS (Cost $20,435,090)		20,435,090

Value
TOTAL INVESTMENTS — 119.2% (Cost $118,585,928) (i)	$118,890,721

Other Assets/(Liabilities) — (19.2)%	(19,122,939)

NET ASSETS — 100.0%	$99,767,782

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2013, these securities amounted to a value of $69,143 or 0.07% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $33,664,117 or 33.74% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2013, these securities amounted to a value of $122 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At December 31, 2013, these securities amounted to a value of $1,172,650 or 1.18% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	A portion of this security is held as collateral for open swap agreements. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.3%
Basic Materials — 0.3%
Forest Products & Paper — 0.3%
The Newark Group, Inc. (a) (b)	329,969	$848,020

TOTAL COMMON STOCK (Cost $2,113,591)		848,020

TOTAL EQUITIES (Cost $2,113,591)		848,020

	Principal Amount

BONDS & NOTES — 95.9%

BANK LOANS — 2.3%
Chemicals — 0.2%
Atlas Del Merger Sub, Inc., 2nd Lien Term Loan 0.000% 7/09/21	$648,058	544,369

Electronics — 0.8%
Kronos, Inc., 2nd Lien Term Loan 9.750% 4/30/20	661,249	682,739
Wall Street Systems, Inc., New 2nd Lien Term Loan 9.250% 10/26/20	1,275,537	1,285,104

		1,967,843

Health Care Technology — 0.9%
The TriZetto Group, Inc., Term Loan B 4.750% 5/02/18	1,907,550	1,884,908
The TriZetto Group, Inc., 2nd Lien Term Loan D 8.500% 3/28/19	534,414	510,365

		2,395,273

Machinery – Diversified — 0.4%
Intelligrated, Inc., 2nd Lien Term Loan 10.500% 1/30/20	902,464	916,001

TOTAL BANK LOANS (Cost $5,655,139)		5,823,486

CORPORATE DEBT — 93.6%
Aerospace & Defense — 3.9%
AAR Corp. 7.250% 1/15/22	2,300,000	2,461,000
AAR Corp. (c) 7.250% 1/15/22	700,000	749,000
DAE Aviation Holdings, Inc. (c) 11.250% 8/01/15	4,046,000	4,056,115

	Principal Amount	Value
Ducommun, Inc. 9.750% 7/15/18	$2,265,000	$2,519,813

		9,785,928

Agriculture — 1.6%
Pinnacle Operating Corp. (c) 9.000% 11/15/20	$3,873,000	4,110,221

Apparel — 2.0%
Perry Ellis International, Inc. 7.875% 4/01/19	4,696,000	5,001,240

Auto Manufacturers — 1.5%
Allied Specialty Vehicles, Inc. (c) 8.500% 11/01/19	3,600,000	3,681,000

Automotive & Parts — 4.2%
Accuride Corp. 9.500% 8/01/18	2,790,000	2,727,225
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	828,400
Cooper-Standard Holding, Inc. (c) 7.375% 4/01/18	1,900,000	1,909,500
International Automotive Components Group SA (c) 9.125% 6/01/18	1,994,000	2,078,745
Meritor, Inc., Convertible (c) 7.875% 3/01/26	839,000	1,204,489
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	403,000	441,285
UCI International, Inc. 8.625% 2/15/19	1,300,000	1,300,000

		10,489,644

Banks — 1.4%
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,601,844
Sophia Holding Finance LP/Sophia Holding Finance, Inc. (c) 9.625% 12/01/18	790,000	813,700

		3,415,544

Building Materials — 2.1%
Cemex Finance LLC (c) 9.375% 10/12/22	1,350,000	1,522,125
Headwaters, Inc. (c) 7.250% 1/15/19	2,500,000	2,568,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (c) 10.000% 6/01/20	1,170,000	1,310,400

		5,401,275

Chemicals — 2.6%
Axiall Corp. (c) 4.875% 5/15/23	815,000	770,175

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Eagle Spinco, Inc. (c) 4.625% 2/15/21	$1,085,000	$1,063,300
Omnova Solutions, Inc. 7.875% 11/01/18	2,075,000	2,230,625
Tronox Finance LLC 6.375% 8/15/20	2,480,000	2,529,600

		6,593,700

Coal — 1.1%
Arch Coal, Inc. (c) 8.000% 1/15/19	1,225,000	1,221,938
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.375% 2/01/20	1,525,000	1,593,625

		2,815,563

Commercial Services — 5.9%
The ADT Corp. (c) 6.250% 10/15/21	1,575,000	1,653,750
Mustang Merger Corp. (c) 8.500% 8/15/21	7,420,000	8,013,600
RR Donnelley & Sons Co. 7.875% 3/15/21	2,270,000	2,519,700
StoneMor Partners LP/Cornerstone Family Services of WV (c) 7.875% 6/01/21	2,545,000	2,646,800

		14,833,850

Distribution & Wholesale — 0.2%
LKQ Corp. (c) 4.750% 5/15/23	525,000	488,250

Diversified Financial — 0.8%
General Motors Financial Co., Inc. (c) 4.250% 5/15/23	675,000	642,094
Nuveen Investments, Inc. 5.500% 9/15/15	1,340,000	1,346,700

		1,988,794

Electrical Components & Equipment — 0.7%
International Wire Group Holdings, Inc. (c) 8.500% 10/15/17	1,700,000	1,793,500

Electronics — 0.6%
Rexel SA (c) 5.250% 6/15/20	1,570,000	1,577,850

Engineering & Construction — 1.0%
Weekley Homes LLC/Weekley Finance Corp. (c) 6.000% 2/01/23	1,440,000	1,389,600
Zachry Holdings, Inc. (c) 7.500% 2/01/20	1,119,000	1,169,355

		2,558,955

	Principal Amount	Value
Entertainment — 0.4%
PNK Finance Corp. (c) 6.375% 8/01/21	$1,070,000	$1,094,075

Foods — 0.6%
Chiquita Brands International, Inc., Convertible 4.250% 8/15/16	1,467,000	1,422,990

Forest Products & Paper — 2.3%
Unifrax I LLC/Unifrax Holding Co. (c) 7.500% 2/15/19	1,715,000	1,775,025
Xerium Technologies, Inc. 8.875% 6/15/18	3,926,000	4,122,300

		5,897,325

Gas — 0.5%
LBC Tank Terminals Holding Netherlands BV (c) 6.875% 5/15/23	1,188,000	1,228,095

Hand & Machine Tools — 0.4%
Victor Technologies Group, Inc. 9.000% 12/15/17	994,000	1,063,580

Health Care – Products — 1.0%
Alere, Inc. 6.500% 6/15/20	1,940,000	1,983,650
Teleflex, Inc. 6.875% 6/01/19	610,000	640,500

		2,624,150

Health Care – Services — 2.5%
HCA Holdings, Inc. 6.250% 2/15/21	1,400,000	1,464,750
HEALTHSOUTH Corp. 5.750% 11/01/24	1,315,000	1,298,563
Tenet Healthcare Corp. 8.125% 4/01/22	2,050,000	2,208,875
WellCare Health Plans, Inc. 5.750% 11/15/20	1,285,000	1,313,912

		6,286,100

Home Builders — 4.2%
Brookfield Residential Properties, Inc. (c) 6.500% 12/15/20	2,230,000	2,313,625
K Hovnanian Enterprises, Inc. (c) 9.125% 11/15/20	1,045,000	1,146,888
William Lyon Homes, Inc. 8.500% 11/15/20	4,345,000	4,703,462
William Lyon Homes, Inc. (c) 8.500% 11/15/20	400,000	433,000
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. (c) 6.750% 12/15/21	1,895,000	1,899,737

		10,496,712

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 3.0%
Brunswick Corp. (c) 4.625% 5/15/21	$910,000	$869,050
Brunswick Corp. 7.125% 8/01/27	3,993,000	4,182,667
Brunswick Corp. 7.375% 9/01/23	650,000	692,250
Carlson Wagonlit BV (c) 6.875% 6/15/19	1,785,000	1,851,938

		7,595,905

Lodging — 0.7%
MCE Finance Ltd. (c) 5.000% 2/15/21	1,680,000	1,638,000

Machinery – Diversified — 1.2%
Welltec A/S (c) 8.000% 2/01/19	2,950,000	3,127,000

Manufacturing — 3.1%
CTP Transportation Products LLC/CTP Finance, Inc. (c) 8.250% 12/15/19	1,135,000	1,183,238
Griffon Corp. 7.125% 4/01/18	2,375,000	2,517,500
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	3,805,000	4,061,837

		7,762,575

Media — 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	1,055,000	996,975
Cogeco Cable, Inc. (c) 4.875% 5/01/20	1,310,000	1,264,150
Entercom Radio LLC 10.500% 12/01/19	1,805,000	2,044,162
Harron Communications LP/Harron Finance Corp. (c) 9.125% 4/01/20	1,610,000	1,783,075
RCN Telecom Services LLC/RCN Capital Corp. (c) 8.500% 8/15/20	3,476,000	3,510,760
Townsquare Radio LLC/Townsquare Radio, Inc. (c) 9.000% 4/01/19	1,225,000	1,326,063
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (c) 5.500% 1/15/23	1,675,000	1,624,750

		12,549,935

Metal Fabricate & Hardware — 0.6%
Mueller Water Products, Inc. 7.375% 6/01/17	770,000	789,250

	Principal Amount	Value
Wise Metals Group LLC/Wise Alloys Finance Corp. (c) 8.750% 12/15/18	$740,000	$778,850

		1,568,100

Mining — 1.7%
Coeur Mining, Inc. 7.875% 2/01/21	1,150,000	1,167,250
FMG Resources Property Ltd. (c) 7.000% 11/01/15	605,000	627,688
Hecla Mining Co. (c) 6.875% 5/01/21	2,582,000	2,478,720

		4,273,658

Oil & Gas — 16.6%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	3,644,000	3,899,080
Aurora USA Oil & Gas, Inc. (c) 7.500% 4/01/20	2,000,000	2,060,000
Aurora USA Oil & Gas, Inc. (c) 9.875% 2/15/17	580,000	622,050
CVR Refining LLC/Coffeyville Finance, Inc. 6.500% 11/01/22	2,300,000	2,259,750
Halcon Resources Corp. 8.875% 5/15/21	1,110,000	1,121,100
Halcon Resources Corp. 9.750% 7/15/20	2,190,000	2,283,075
Halcon Resources Corp. (c) 9.750% 7/15/20	1,000,000	1,041,250
Linn Energy LLC/ Linn Energy Finance Corp. 7.750% 2/01/21	1,373,000	1,451,948
Linn Energy LLC/Linn Energy Finance Corp. 8.625% 4/15/20	2,230,000	2,408,400
Magnum Hunter Resources Corp. 9.750% 5/15/20	3,475,000	3,753,000
MEG Energy Corp. (c) 7.000% 3/31/24	1,555,000	1,574,438
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 9.250% 6/01/21	1,615,000	1,687,675
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.750% 10/01/20	1,650,000	1,794,375
Millennium Offshore Services Superholdings LLC (c) 9.500% 2/15/18	2,159,000	2,245,360
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,320,000	2,424,400

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Quicksilver Resources, Inc. FRN (c) 7.000% 6/21/19	$278,000	$272,440
Resolute Energy Corp. 8.500% 5/01/20	1,425,000	1,503,375
RKI Exploration & Production LLC/RKI Finance Corp. (c) 8.500% 8/01/21	2,365,000	2,489,162
Shelf Drilling Holdings Ltd. (c) 8.625% 11/01/18	2,165,000	2,338,200
SM Energy Co. 6.500% 1/01/23	935,000	980,581
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (c) 7.500% 7/01/21	1,180,000	1,233,100
Venoco, Inc. 8.875% 2/15/19	2,435,000	2,398,475

		41,841,234

Packaging & Containers — 0.9%
Sealed Air Corp. (c) 6.875% 7/15/33	2,334,000	2,228,970

Pharmaceuticals — 0.7%
Capsugel SA (c) 7.000% 5/15/19	705,000	718,219
Endo Finance Co. (c) 5.750% 1/15/22	1,040,000	1,045,200

		1,763,419

Retail — 2.5%
Landry’s, Inc. (c) 9.375% 5/01/20	1,850,000	2,016,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. (c) 7.500% 8/01/18	1,210,000	1,258,400
The Pantry, Inc. 8.375% 8/01/20	1,080,000	1,147,500
Petco Holdings, Inc. (c) 8.500% 10/15/17	1,115,000	1,137,300
Sonic Automotive, Inc. 5.000% 5/15/23	760,000	712,500

		6,272,200

Savings & Loans — 0.0%
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co. (a) (d) 9.750% 4/01/17	1,805,000	-

Software — 3.6%
Audatex North America, Inc. (c) 6.000% 6/15/21	1,675,000	1,754,563
Audatex North America, Inc. (c) 6.125% 11/01/23	875,000	901,250
First Data Corp. (c) 7.375% 6/15/19	1,915,000	2,044,262
First Data Corp. (c) (e) 11.750% 8/15/21	1,205,000	1,271,275

	Principal Amount	Value
First Data Corp. (c) 11.750% 8/15/21	$2,830,000	$2,985,650

		8,957,000

Storage & Warehousing — 1.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	2,595,000	2,698,800

Telecommunications — 5.1%
Altice Financing SA (c) 6.500% 1/15/22	1,485,000	1,499,850
Altice Finco SA (c) 8.125% 1/15/24	1,385,000	1,436,937
CommScope Holding Co., Inc. (c) 6.625% 6/01/20	1,670,000	1,736,800
DigitalGlobe, Inc. (c) 5.250% 2/01/21	1,050,000	1,023,750
Lynx II Corp. (c) 6.375% 4/15/23	1,355,000	1,378,712
Sprint Corp. (c) 7.125% 6/15/24	560,000	568,400
Sprint Corp. (c) 7.250% 9/15/21	1,460,000	1,567,675
Sprint Corp. (c) 7.875% 9/15/23	2,880,000	3,096,000
T-Mobile USA, Inc. 6.731% 4/28/22	375,000	390,938
T-Mobile USA, Inc. 6.836% 4/28/23	110,000	114,125

		12,813,187

Transportation — 6.3%
CHC Helicopter SA 9.250% 10/15/20	1,670,000	1,799,425
CHC Helicopter SA 9.375% 6/01/21	2,025,000	2,075,625
The Kenan Advantage Group, Inc. (c) 8.375% 12/15/18	5,510,000	5,799,275
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	1,787,000	1,979,102
Topaz Marine SA (c) 8.625% 11/01/18	2,838,000	2,859,285
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	1,326,000	1,312,740

		15,825,452

TOTAL CORPORATE DEBT (Cost $228,291,456)		235,563,776

TOTAL BONDS & NOTES (Cost $233,946,595)		241,387,262

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL LONG-TERM INVESTMENTS (Cost $236,060,186)		$242,235,282

SHORT-TERM INVESTMENTS — 3.1%
Time Deposits — 3.1%
Euro Time Deposit 0.010% 1/02/14	$7,849,417	7,849,417

TOTAL SHORT-TERM INVESTMENTS (Cost $7,849,417)		7,849,417

TOTAL INVESTMENTS — 99.3% (Cost $243,909,603) (f)		250,084,699

Other Assets/(Liabilities) — 0.7%		1,744,235

NET ASSETS — 100.0%		$251,828,934

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2013, these securities amounted to a value of $848,020 or 0.34% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $137,560,459 or 54.62% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2013, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 58.4%

COMMON STOCK — 58.3%
Basic Materials — 1.5%
Chemicals — 1.0%
Air Products & Chemicals, Inc.	80	$8,943
Airgas, Inc.	93	10,402
CF Industries Holdings, Inc.	485	113,024
The Dow Chemical Co.	8,393	372,649
E.I. du Pont de Nemours & Co.	5,471	355,451
Eastman Chemical Co.	794	64,076
Ecolab, Inc.	224	23,356
International Flavors & Fragrances, Inc.	473	40,669
LyondellBasell Industries NV Class A	3,300	264,924
Monsanto Co.	209	24,359
The Mosaic Co.	1,100	51,997
PPG Industries, Inc.	1,384	262,489
Praxair, Inc.	54	7,022
The Sherwin-Williams Co.	127	23,305
Sigma-Aldrich Corp.	749	70,414

		1,693,080

Forest Products & Paper — 0.1%
International Paper Co.	2,607	127,821
MeadWestvaco Corp.	107	3,952

		131,773

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	19	677
Cliffs Natural Resources, Inc.	760	19,920
Nucor Corp.	461	24,608
United States Steel Corp.	2,067	60,976

		106,181

Mining — 0.3%
Alcoa, Inc.	11,946	126,986
Freeport-McMoRan Copper & Gold, Inc.	8,048	303,731
Newmont Mining Corp.	784	18,056
Vulcan Materials Co.	98	5,823

		454,596

		2,385,630

Communications — 6.7%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	533	9,434
Omnicom Group, Inc.	1,398	103,969

		113,403

Internet — 1.7%
Akamai Technologies, Inc. (a)	610	28,780
Amazon.com, Inc. (a)	676	269,582
eBay, Inc. (a)	2,265	124,326

	Number of Shares	Value
Expedia, Inc.	2,273	$158,337
F5 Networks, Inc. (a)	160	14,538
Google, Inc. Class A (a)	1,024	1,147,607
Netflix, Inc. (a)	246	90,570
Priceline.com, Inc. (a)	324	376,618
Symantec Corp.	4,879	115,047
TripAdvisor, Inc. (a)	173	14,329
VeriSign, Inc. (a)	6,089	364,000
Yahoo!, Inc. (a)	134	5,419

		2,709,153

Media — 2.5%
Cablevision Systems Corp. Class A	14,900	267,157
CBS Corp. Class B	1,870	119,194
Comcast Corp. Class A	15,181	788,881
DIRECTV (a)	5,286	365,210
Discovery Communications, Inc. Series A (a)	200	18,084
Gannett Co., Inc.	5,007	148,107
Graham Holdings Co. Class B	411	272,624
The McGraw Hill Financial, Inc.	1,809	141,464
News Corp. Class A (a)	1,130	20,363
Nielsen Holdings NV	900	41,301
Scripps Networks Interactive Class A	1,324	114,407
Time Warner Cable, Inc.	1,298	175,879
Time Warner, Inc.	5,188	361,707
Twenty-First Century Fox Class A	5,621	197,747
Viacom, Inc. Class B	4,090	357,220
The Walt Disney Co.	9,782	747,345

		4,136,690

Telecommunications — 2.4%
AT&T, Inc.	27,370	962,329
CenturyLink, Inc.	3,254	103,640
Cisco Systems, Inc.	36,224	813,229
Corning, Inc.	4,474	79,727
Crown Castle International Corp. (a)	200	14,686
Frontier Communications Corp.	24,170	112,390
Harris Corp.	6,554	457,535
JDS Uniphase Corp. (a)	4	52
Juniper Networks, Inc. (a)	2,348	52,994
Motorola Solutions, Inc.	1,134	76,545
QUALCOMM, Inc.	2,588	192,159
Verizon Communications, Inc.	21,632	1,062,996
Windstream Corp.	751	5,993

		3,934,275

		10,893,521

Consumer, Cyclical — 5.5%
Airlines — 0.4%
Delta Air Lines, Inc.	11,700	321,399
Southwest Airlines Co.	19,466	366,740

		688,139

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.3%
Nike, Inc. Class B	4,302	$338,309
Ralph Lauren Corp.	180	31,783
VF Corp.	1,600	99,744

		469,836

Auto Manufacturers — 0.3%
Ford Motor Co.	23,962	369,733
General Motors Co. (a)	3,900	159,393
Paccar, Inc.	134	7,929

		537,055

Automotive & Parts — 0.4%
BorgWarner, Inc.	1,800	100,638
Delphi Automotive PLC	1,300	78,169
The Goodyear Tire & Rubber Co.	9,161	218,490
Johnson Controls, Inc.	5,405	277,276

		674,573

Distribution & Wholesale — 0.1%
Fastenal Co.	370	17,579
Fossil Group, Inc. (a)	30	3,598
Genuine Parts Co.	536	44,590
W.W. Grainger, Inc.	94	24,009

		89,776

Entertainment — 0.0%
International Game Technology	2,510	45,582

Home Builders — 0.2%
D.R. Horton, Inc.	759	16,941
Lennar Corp. Class A	400	15,824
PulteGroup, Inc.	10,574	215,392

		248,157

Home Furnishing — 0.1%
Harman International Industries, Inc.	74	6,057
Whirlpool Corp.	584	91,606

		97,663

Housewares — 0.0%
Newell Rubbermaid, Inc.	1,083	35,100

Leisure Time — 0.0%
Carnival Corp.	973	39,085
Harley-Davidson, Inc.	308	21,326

		60,411

Lodging — 0.3%
Marriott International, Inc. Class A	813	40,130
Starwood Hotels & Resorts Worldwide, Inc.	1,460	115,997
Wyndham Worldwide Corp.	1,722	126,894
Wynn Resorts Ltd.	919	178,479

		461,500

Retail — 3.3%
Abercrombie & Fitch Co. Class A	1,127	37,090
AutoNation, Inc. (a)	120	5,963

	Number of Shares	Value
AutoZone, Inc. (a)	336	$160,588
Bed Bath & Beyond, Inc. (a)	1,573	126,312
Best Buy Co., Inc.	5,208	207,695
CarMax, Inc. (a)	1,000	47,020
Chipotle Mexican Grill, Inc. (a)	70	37,295
Coach, Inc.	284	15,941
Costco Wholesale Corp.	68	8,093
CVS Caremark Corp.	6,513	466,135
Darden Restaurants, Inc.	173	9,406
Dollar General Corp. (a)	600	36,192
Dollar Tree, Inc. (a)	1,160	65,447
Family Dollar Stores, Inc.	47	3,054
GameStop Corp. Class A	6,461	318,269
The Gap, Inc.	2,005	78,355
The Home Depot, Inc.	10,610	873,627
J.C. Penney Co., Inc. (a)	996	9,113
Kohl’s Corp.	1,261	71,562
L Brands, Inc.	1,300	80,405
Lowe’s Cos., Inc.	8,329	412,702
Macy’s, Inc.	3,540	189,036
McDonald’s Corp.	565	54,822
Nordstrom, Inc.	711	43,940
O’Reilly Automotive, Inc. (a)	734	94,473
PetSmart, Inc.	400	29,100
PVH Corp.	10	1,360
Ross Stores, Inc.	96	7,193
Staples, Inc.	20,783	330,242
Starbucks Corp.	3,995	313,168
Target Corp.	567	35,874
Tiffany & Co.	311	28,855
The TJX Cos., Inc.	4,740	302,080
Urban Outfitters, Inc. (a)	760	28,196
Wal-Mart Stores, Inc.	4,153	326,799
Walgreen Co.	8,206	471,353
Yum! Brands, Inc.	36	2,722

		5,329,477

Textiles — 0.0%
Cintas Corp.	649	38,674

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	447	24,590
Mattel, Inc.	1,061	50,482

		75,072

		8,851,015

Consumer, Non-cyclical — 13.1%
Agriculture — 1.1%
Altria Group, Inc.	13,541	519,839
Archer-Daniels-Midland Co.	8,826	383,048
Lorillard, Inc.	2,979	150,976
Philip Morris International, Inc.	7,596	661,839
Reynolds American, Inc.	1,044	52,190

		1,767,892

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 1.3%
Brown-Forman Corp. Class B	11	$831
The Coca-Cola Co.	16,824	695,000
Coca-Cola Enterprises, Inc.	2,885	127,315
Constellation Brands, Inc. Class A (a)	3,522	247,878
Dr. Pepper Snapple Group, Inc.	1,710	83,311
Molson Coors Brewing Co. Class B	3,936	221,006
Monster Beverage Corp. (a)	400	27,108
PepsiCo, Inc.	9,192	762,385

		2,164,834

Biotechnology — 0.9%
Alexion Pharmaceuticals, Inc. (a)	200	26,612
Amgen, Inc.	5,565	635,300
Biogen Idec, Inc. (a)	314	87,842
Celgene Corp. (a)	3,149	532,055
Life Technologies Corp. (a)	1,671	126,662
Regeneron Pharmaceuticals, Inc. (a)	110	30,276
Vertex Pharmaceuticals, Inc. (a)	100	7,430

		1,446,177

Commercial Services — 1.1%
The ADT Corp.	650	26,306
Automatic Data Processing, Inc.	2,221	179,479
Equifax, Inc.	336	23,214
H&R Block, Inc.	9,742	282,908
Iron Mountain, Inc.	869	26,374
MasterCard, Inc. Class A	235	196,333
McKesson Corp.	1,791	289,067
Moody’s Corp.	735	57,675
Paychex, Inc.	813	37,016
Quanta Services, Inc. (a)	1,424	44,941
Robert Half International, Inc.	335	14,067
Total System Services, Inc.	1,121	37,307
Visa, Inc. Class A	920	204,866
Western Union Co.	20,207	348,571

		1,768,124

Cosmetics & Personal Care — 1.0%
Avon Products, Inc.	2,809	48,371
Colgate-Palmolive Co.	5,806	378,609
The Estee Lauder Cos., Inc. Class A	296	22,295
The Procter & Gamble Co.	14,133	1,150,567

		1,599,842

Foods — 1.1%
Campbell Soup Co.	165	7,141
ConAgra Foods, Inc.	384	12,941
General Mills, Inc.	3,194	159,413
The Hershey Co.	919	89,354
Hormel Foods Corp.	1,094	49,416
The J.M. Smucker Co.	394	40,826
Kellogg Co.	435	26,566
Kraft Foods Group, Inc.	3,373	181,872
The Kroger Co.	7,734	305,725

	Number of Shares	Value
McCormick & Co., Inc.	73	$5,031
Mondelez International, Inc. Class A	7,321	258,431
Safeway, Inc.	2,021	65,824
Sysco Corp.	1,466	52,923
Tyson Foods, Inc. Class A	15,320	512,607
Whole Foods Market, Inc.	472	27,296

		1,795,366

Health Care – Products — 2.0%
Baxter International, Inc.	1,822	126,720
Becton, Dickinson & Co.	1,202	132,809
Boston Scientific Corp. (a)	9,621	115,645
C.R. Bard, Inc.	64	8,572
CareFusion Corp. (a)	1,948	77,569
Covidien PLC	1,900	129,390
Intuitive Surgical, Inc. (a)	114	43,785
Johnson & Johnson	16,699	1,529,461
Medtronic, Inc.	11,569	663,945
St. Jude Medical, Inc.	1,998	123,776
Stryker Corp.	2,259	169,741
Varian Medical Systems, Inc. (a)	274	21,287
Zimmer Holdings, Inc.	824	76,789

		3,219,489

Health Care – Services — 1.0%
Aetna, Inc.	1,972	135,260
Cigna Corp.	2,259	197,617
DaVita HealthCare Partners, Inc. (a)	746	47,274
Humana, Inc.	875	90,318
Laboratory Corporation of America Holdings (a)	601	54,913
Quest Diagnostics, Inc.	735	39,352
Tenet Healthcare Corp. (a)	229	9,645
Thermo Fisher Scientific, Inc.	2,198	244,747
UnitedHealth Group, Inc.	5,781	435,309
WellPoint, Inc.	3,758	347,202

		1,601,637

Household Products — 0.3%
Avery Dennison Corp.	7,082	355,446
Beam, Inc.	173	11,774
The Clorox Co.	447	41,464
Kimberly-Clark Corp.	1,950	203,697

		612,381

Pharmaceuticals — 3.3%
Abbott Laboratories	7,904	302,960
AbbVie, Inc.	15,804	834,609
Actavis PLC (a)	521	87,528
Allergan, Inc.	1,061	117,856
AmerisourceBergen Corp.	1,460	102,653
Bristol-Myers Squibb Co.	2,412	128,198
Cardinal Health, Inc.	4,055	270,915
DENTSPLY International, Inc.	161	7,805
Eli Lilly & Co.	6,007	306,357

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Express Scripts Holding Co. (a)	4,945	$347,337
Forest Laboratories, Inc. (a)	734	44,062
Gilead Sciences, Inc. (a)	1,652	124,148
Hospira, Inc. (a)	624	25,759
Mead Johnson Nutrition Co.	1,224	102,522
Merck & Co., Inc.	11,729	587,036
Mylan, Inc. (a)	1,259	54,641
Patterson Cos., Inc.	661	27,233
Perrigo Co. PLC	40	6,138
Pfizer, Inc.	58,422	1,789,466
Zoetis, Inc.	2,010	65,707

		5,332,930

		21,308,672

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	2,236	63,368

Energy — 5.7%
Coal — 0.1%
CONSOL Energy, Inc.	257	9,776
Peabody Energy Corp.	4,959	96,849

		106,625

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	5,300	289,592

Oil & Gas — 4.4%
Anadarko Petroleum Corp.	3,517	278,968
Apache Corp.	2,758	237,023
Cabot Oil & Gas Corp.	192	7,442
Chesapeake Energy Corp.	3,298	89,508
Chevron Corp.	11,180	1,396,494
ConocoPhillips	5,810	410,476
Denbury Resources, Inc. (a)	7,585	124,622
Devon Energy Corp.	1,417	87,670
Diamond Offshore Drilling, Inc.	585	33,298
Ensco PLC Class A	1,100	62,898
EOG Resources, Inc.	1,201	201,576
EQT Corp.	69	6,195
Exxon Mobil Corp.	20,929	2,118,015
Helmerich & Payne, Inc.	1,640	137,891
Hess Corp.	847	70,301
Marathon Oil Corp.	4,085	144,200
Marathon Petroleum Corp.	2,342	214,832
Murphy Oil Corp.	1,522	98,747
Nabors Industries Ltd.	8,499	144,398
Newfield Exploration Co. (a)	4,400	108,372
Noble Corp. PLC	1,400	52,458
Noble Energy, Inc.	66	4,495
Occidental Petroleum Corp.	5,430	516,393
Phillips 66	5,805	447,740
Pioneer Natural Resources Co.	233	42,888
QEP Resources, Inc.	98	3,004
Range Resources Corp.	99	8,347

	Number of Shares	Value
Rowan Cos. PLC Class A (a)	1,009	$35,678
Southwestern Energy Co. (a)	100	3,933
Tesoro Corp.	486	28,431
Valero Energy Corp.	2,610	131,544
WPX Energy, Inc. (a)	677	13,797

		7,261,634

Oil & Gas Services — 0.9%
Baker Hughes, Inc.	4,774	263,811
Cameron International Corp. (a)	37	2,203
FMC Technologies, Inc. (a)	72	3,759
Halliburton Co.	4,371	221,828
National Oilwell Varco, Inc.	2,509	199,541
Schlumberger Ltd.	6,395	576,253
Transocean Ltd.	3,000	148,260

		1,415,655

Pipelines — 0.1%
Kinder Morgan, Inc.	160	5,760
ONEOK, Inc.	300	18,654
Spectra Energy Corp.	2,371	84,455
The Williams Cos., Inc.	333	12,844

		121,713

		9,195,219

Financial — 10.1%
Banks — 3.1%
Bank of America Corp.	49,742	774,483
Bank of New York Mellon Corp.	5,995	209,465
BB&T Corp.	1,612	60,160
Capital One Financial Corp.	5,375	411,779
Comerica, Inc.	3,824	181,793
Fifth Third Bancorp	11,421	240,184
Huntington Bancshares, Inc.	24,510	236,521
KeyCorp	10,972	147,244
M&T Bank Corp.	861	100,238
Northern Trust Corp.	661	40,909
PNC Financial Services Group, Inc.	5,345	414,665
Regions Financial Corp.	6,543	64,710
State Street Corp.	3,085	226,408
SunTrust Banks, Inc.	1,200	44,172
U.S. Bancorp	9,929	401,132
Wells Fargo & Co.	27,764	1,260,486
Zions Bancorp	7,449	223,172

		5,037,521

Diversified Financial — 3.2%
American Express Co.	4,488	407,196
Ameriprise Financial, Inc.	2,115	243,331
BlackRock, Inc.	710	224,694
The Charles Schwab Corp.	6,122	159,172
Citigroup, Inc.	19,184	999,678
CME Group, Inc.	555	43,545
Discover Financial Services	2,695	150,785
E*TRADE Financial Corp. (a)	2,593	50,927

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Franklin Resources, Inc.	1,548	$89,366
The Goldman Sachs Group, Inc.	3,958	701,595
IntercontinentalExchange, Inc.	282	63,427
Invesco Ltd.	2,123	77,277
JP Morgan Chase & Co.	16,065	939,481
Legg Mason, Inc.	5,647	245,532
Morgan Stanley	11,396	357,379
The NASDAQ OMX Group, Inc.	2,322	92,416
SLM Corp.	8,318	218,597
T. Rowe Price Group, Inc.	1,186	99,351

		5,163,749

Insurance — 3.5%
ACE Ltd.	2,830	292,990
Aflac, Inc.	2,945	196,726
American International Group, Inc.	13,311	679,526
Aon PLC	1,636	137,244
Assurant, Inc.	5,410	359,062
Berkshire Hathaway, Inc. Class B (a)	7,793	923,938
The Chubb Corp.	1,664	160,792
Cincinnati Financial Corp.	1,224	64,101
Genworth Financial, Inc. Class A (a)	9,155	142,177
The Hartford Financial Services Group, Inc.	4,990	180,788
Lincoln National Corp.	5,658	292,066
Loews Corp.	1,634	78,824
Marsh & McLennan Cos., Inc.	1,930	93,335
MetLife, Inc.	6,429	346,652
Principal Financial Group, Inc.	3,535	174,311
The Progressive Corp.	2,734	74,556
Prudential Financial, Inc.	4,235	390,552
The Allstate Corp.	4,586	250,120
Torchmark Corp.	520	40,638
The Travelers Cos., Inc.	3,663	331,648
Unum Group	9,435	330,980
XL Group PLC	2,997	95,424

		5,636,450

Real Estate — 0.0%
CBRE Group, Inc. (a)	1,098	28,878

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp.	198	15,804
Apartment Investment & Management Co. Class A	1,064	27,568
AvalonBay Communities, Inc.	164	19,390
Boston Properties, Inc.	747	74,977
Equity Residential	801	41,548
HCP, Inc.	576	20,920
Health Care REIT, Inc.	274	14,678
Host Hotels & Resorts, Inc.	1,730	33,631
Kimco Realty Corp.	1,410	27,848
The Macerich Co.	400	23,556
Plum Creek Timber Co., Inc.	673	31,301
Prologis, Inc.	1,016	37,541

	Number of Shares	Value
Public Storage	367	$55,241
Simon Property Group, Inc.	224	34,084
Ventas, Inc.	636	36,430
Vornado Realty Trust	165	14,650
Weyerhaeuser Co.	1,277	40,315

		549,482

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	1,335	12,589
People’s United Financial, Inc.	1,059	16,012

		28,601

		16,444,681

Industrial — 6.2%
Aerospace & Defense — 1.7%
The Boeing Co.	6,946	948,060
General Dynamics Corp.	2,048	195,686
L-3 Communications Holdings, Inc.	2,634	281,469
Lockheed Martin Corp.	1,111	165,161
Northrop Grumman Corp.	2,623	300,622
Raytheon Co.	2,096	190,107
Rockwell Collins, Inc.	457	33,782
United Technologies Corp.	4,902	557,848

		2,672,735

Building Materials — 0.0%
Masco Corp.	3,094	70,450

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	1,000	52,670
Emerson Electric Co.	4,443	311,810

		364,480

Electronics — 0.4%
Agilent Technologies, Inc.	1,773	101,398
Allegion PLC (a)	600	26,514
Amphenol Corp. Class A	536	47,800
FLIR Systems, Inc.	2,535	76,303
Garmin Ltd.	200	9,244
Jabil Circuit, Inc.	9,002	156,995
PerkinElmer, Inc.	224	9,236
TE Connectivity Ltd.	3,200	176,352
Waters Corp. (a)	430	43,000

		646,842

Engineering & Construction — 0.1%
Fluor Corp.	1,147	92,093
Jacobs Engineering Group, Inc. (a)	1,324	83,399

		175,492

Environmental Controls — 0.1%
Republic Services, Inc.	1,587	52,688
Stericycle, Inc. (a)	87	10,107
Waste Management, Inc.	2,545	114,194

		176,989

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.0%
Snap-on, Inc.	85	$9,309
Stanley Black & Decker, Inc.	242	19,527

		28,836

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	3,330	302,397
Ingersoll-Rand PLC	1,800	110,880
Joy Global, Inc.	600	35,094

		448,371

Machinery – Diversified — 0.3%
Cummins, Inc.	823	116,018
Deere & Co.	1,581	144,393
Flowserve Corp.	891	70,237
Rockwell Automation, Inc.	936	110,598
Roper Industries, Inc.	524	72,668
Xylem, Inc.	701	24,255

		538,169

Manufacturing — 2.2%
3M Co.	1,005	140,951
Danaher Corp.	3,372	260,318
Dover Corp.	3,003	289,910
Eaton Corp. PLC	682	51,914
General Electric Co.	69,886	1,958,905
Honeywell International, Inc.	4,475	408,881
Illinois Tool Works, Inc.	860	72,309
Leggett & Platt, Inc.	795	24,597
Pall Corp.	461	39,346
Parker Hannifin Corp.	1,230	158,227
Pentair Ltd.	819	63,612
Textron, Inc.	85	3,125
Tyco International Ltd.	1,300	53,352

		3,525,447

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	39	10,503

Packaging & Containers — 0.3%
Ball Corp.	2,320	119,851
Bemis Co., Inc.	1,177	48,210
Owens-Illinois, Inc. (a)	2,122	75,925
Sealed Air Corp.	7,847	267,191

		511,177

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	54	3,150
CSX Corp.	5,773	166,089
Expeditors International of Washington, Inc.	84	3,717
FedEx Corp.	1,966	282,652
Norfolk Southern Corp.	2,073	192,436
Ryder System, Inc.	274	20,216
Union Pacific Corp.	280	47,040

	Number of Shares	Value
United Parcel Service, Inc. Class B	1,845	$193,873

		909,173

		10,078,664

Technology — 7.8%
Computers — 3.5%
Accenture PLC Class A	3,300	271,326
Apple, Inc.	3,998	2,243,318
Cognizant Technology Solutions Corp. Class A (a)	959	96,840
Computer Sciences Corp.	8,375	467,995
EMC Corp.	10,653	267,923
Hewlett-Packard Co.	21,063	589,343
International Business Machines Corp.	4,650	872,200
NetApp, Inc.	3,109	127,904
SanDisk Corp.	3,850	271,579
Seagate Technology PLC	3,400	190,944
Teradata Corp. (a)	198	9,007
Western Digital Corp.	3,631	304,641

		5,713,020

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	21,099	491,607
Xerox Corp.	13,273	161,532

		653,139

Semiconductors — 1.5%
Altera Corp.	197	6,408
Analog Devices, Inc.	1,459	74,307
Applied Materials, Inc.	4,467	79,021
Broadcom Corp. Class A	1,824	54,082
Intel Corp.	45,911	1,191,850
KLA-Tencor Corp.	1,198	77,223
Lam Research Corp. (a)	4,463	243,010
Linear Technology Corp.	1,181	53,795
LSI Corp.	6,226	68,610
Microchip Technology, Inc.	1,724	77,149
Micron Technology, Inc. (a)	4,133	89,934
NVIDIA Corp.	4,285	68,646
Teradyne, Inc. (a)	80	1,410
Texas Instruments, Inc.	5,145	225,917
Xilinx, Inc.	1,561	71,681

		2,383,043

Software — 2.4%
Adobe Systems, Inc. (a)	705	42,215
Autodesk, Inc. (a)	547	27,531
CA, Inc.	6,785	228,315
Cerner Corp. (a)	200	11,148
Citrix Systems, Inc. (a)	545	34,471
The Dun & Bradstreet Corp.	2,739	336,212
Electronic Arts, Inc. (a)	3,486	79,969
Fidelity National Information Services, Inc.	2,060	110,581

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fiserv, Inc. (a)	694	$40,981
Intuit, Inc.	889	67,848
Microsoft Corp.	48,141	1,801,918
Oracle Corp.	26,388	1,009,605
Red Hat, Inc. (a)	724	40,573
Salesforce.com, Inc. (a)	580	32,010

		3,863,377

		12,612,579

Utilities — 1.7%
Electric — 1.6%
The AES Corp.	29,577	429,162
Ameren Corp.	972	35,147
American Electric Power Co., Inc.	2,296	107,315
CenterPoint Energy, Inc.	2,135	49,489
CMS Energy Corp.	1,110	29,715
Consolidated Edison, Inc.	1,409	77,889
Dominion Resources, Inc.	2,762	178,674
DTE Energy Co.	612	40,631
Duke Energy Corp.	3,586	247,470
Edison International	4,134	191,404
Entergy Corp.	1,211	76,620
Exelon Corp.	8,623	236,184
FirstEnergy Corp.	2,966	97,819
Integrys Energy Group, Inc.	261	14,201
NextEra Energy, Inc.	1,836	157,198
Northeast Utilities	622	26,367
NRG Energy, Inc.	1,720	49,398
Pepco Holdings, Inc.	998	19,092
PG&E Corp.	2,223	89,542
Pinnacle West Capital Corp.	950	50,274
PPL Corp.	2,284	68,726
Public Service Enterprise Group, Inc.	3,709	118,836
SCANA Corp.	772	36,230
The Southern Co.	2,634	108,284
TECO Energy, Inc.	798	13,758
Wisconsin Energy Corp.	296	12,237
Xcel Energy, Inc.	2,345	65,519

		2,627,181

Gas — 0.1%
AGL Resources, Inc.	3,016	142,446
NiSource, Inc.	172	5,655
Sempra Energy	602	54,036

		202,137

		2,829,318

TOTAL COMMON STOCK (Cost $81,891,885)		94,662,667

PREFERRED STOCK — 0.1%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Osh 1 Liquidating Corp. (a) (j)	5	-

	Number of Shares	Value
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%	5,000	$120,550

TOTAL PREFERRED STOCK (Cost $125,012)		120,550

TOTAL EQUITIES (Cost $82,016,897)		94,783,217

	Principal Amount
BONDS & NOTES — 31.8%

CORPORATE DEBT — 13.8%
Advertising — 0.1%
WPP Finance 8.000% 9/15/14	$90,000	94,478
WPP Finance 2010 4.750% 11/21/21	20,000	20,791
WPP Finance 2010 5.625% 11/15/43	125,000	123,742

		239,011

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	50,000	57,866
Exelis, Inc. 4.250% 10/01/16	70,000	73,925
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,188
United Technologies Corp. 6.125% 7/15/38	15,000	17,884

		154,863

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	35,000	32,225
Altria Group, Inc. 4.250% 8/09/42	20,000	17,068
Bunge Ltd. Finance Corp. 3.200% 6/15/17	45,000	46,281
Philip Morris International, Inc. 6.375% 5/16/38	5,000	5,927

		101,501

Auto Manufacturers — 0.3%
General Motors Co. (b) 3.500% 10/02/18	50,000	51,125
Oshkosh Corp. 8.500% 3/01/20	277,000	306,085
Volvo Treasury AB (b) 5.950% 4/01/15	100,000	105,824

		463,034

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	$53,000	$58,432
TRW Automotive, Inc. (b) 4.450% 12/01/23	45,000	43,650
TRW Automotive, Inc. (b) 7.250% 3/15/17	100,000	114,750

		216,832

Banks — 1.0%
Associated Banc-Corp. 5.125% 3/28/16	75,000	80,169
Bank of America Corp. 3.625% 3/17/16	55,000	57,864
Bank of America Corp. 4.500% 4/01/15	35,000	36,616
Bank of America Corp. 5.650% 5/01/18	60,000	68,296
Bank of America Corp. 5.875% 2/07/42	40,000	45,748
Capital One Financial Corp. 2.125% 7/15/14	30,000	30,238
Capital One Financial Corp. 7.375% 5/23/14	35,000	35,901
Credit Suisse AG 5.400% 1/14/20	70,000	77,793
Credit Suisse New York 5.500% 5/01/14	35,000	35,570
Discover Bank 2.000% 2/21/18	45,000	44,197
Export-Import Bank of Korea 1.750% 2/27/18	10,000	9,731
First Horizon National Corp. 5.375% 12/15/15	129,000	138,664
FirstMerit Corp. 4.350% 2/04/23	15,000	14,695
ICICI Bank Ltd. (b) 4.700% 2/21/18	200,000	204,083
ICICI Bank Ltd. (b) 4.750% 11/25/16	59,000	61,501
ICICI Bank Ltd. (b) 5.500% 3/25/15	94,000	97,357
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	9,320
KFW 2.125% 1/17/23	135,000	123,957
Regions Financial Corp. 5.750% 6/15/15	50,000	53,276
Regions Financial Corp. 7.500% 5/15/18	30,000	35,499
The Toronto-Dominion Bank 2.375% 10/19/16	60,000	62,294
UBS AG 5.750% 4/25/18	55,000	63,143

	Principal Amount	Value
Valley National Bancorp 5.125% 9/27/23	$45,000	$44,384
Wachovia Corp. 5.750% 6/15/17	5,000	5,703
Wells Fargo & Co. 3.625% 4/15/15	40,000	41,605
Wells Fargo & Co. (b) 4.480% 1/16/24	70,000	69,681
Zions Bancorp. 6.000% 9/15/15	2,000	2,105

		1,549,390

Beverages — 0.1%
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	15,000	13,255
Molson Coors Brewing Co. 5.000% 5/01/42	15,000	14,677
Pernod Ricard SA (b) 2.950% 1/15/17	150,000	154,907

		182,839

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	45,000	44,833

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	50,000	61,246
Lafarge SA (b) 6.200% 7/09/15	125,000	132,500
Owens Corning, Inc. 6.500% 12/01/16	40,000	44,387
Owens Corning, Inc. 9.000% 6/15/19	10,000	12,346

		250,479

Chemicals — 0.5%
Ashland, Inc. 3.000% 3/15/16	135,000	137,700
Ashland, Inc. 6.875% 5/15/43	45,000	42,525
Cabot Corp. 5.000% 10/01/16	75,000	82,106
CF Industries, Inc. 3.450% 6/01/23	14,000	12,785
Cytec Industries, Inc. 3.500% 4/01/23	10,000	9,189
Cytec Industries, Inc. 8.950% 7/01/17	15,000	18,086
The Dow Chemical Co. 8.550% 5/15/19	15,000	19,368
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	5,805
Ecolab, Inc. 4.350% 12/08/21	15,000	15,554

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	$25,000	$27,361
Incitec Pivot Ltd. (b) 4.000% 12/07/15	113,000	117,505
LYB International Finance BV 4.000% 7/15/23	200,000	197,411
Methanex Corp. 5.250% 3/01/22	5,000	5,294
NOVA Chemicals Corp. 8.625% 11/01/19	25,000	27,531
RPM International, Inc. 3.450% 11/15/22	50,000	45,659
RPM International, Inc. 6.125% 10/15/19	50,000	56,075
RPM International, Inc. 6.500% 2/15/18	20,000	22,661
Valspar Corp. 7.250% 6/15/19	25,000	29,633

		872,248

Commercial Services — 0.3%
The ADT Corp. 2.250% 7/15/17	65,000	63,964
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	56,873
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	8,000	8,440
ERAC USA Finance LLC (b) 2.800% 11/01/18	15,000	15,158
ERAC USA Finance LLC (b) 3.300% 10/15/22	25,000	23,228
ERAC USA Finance LLC (b) 6.700% 6/01/34	35,000	38,850
The Western Union Co. 5.930% 10/01/16	290,000	322,298

		528,811

Computers — 0.2%
Apple, Inc. 1.000% 5/03/18	75,000	72,521
Apple, Inc. 2.400% 5/03/23	50,000	44,961
Apple, Inc. 3.850% 5/04/43	25,000	20,886
Brocade Communications Systems, Inc. 6.875% 1/15/20	5,000	5,362
EMC Corp. 3.375% 6/01/23	67,000	64,374
Hewlett-Packard Co. 2.200% 12/01/15	50,000	51,100
International Business Machines Corp. 5.600% 11/30/39	30,000	33,560

		292,764

	Principal Amount	Value
Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 5.000% 3/15/23	$30,000	$29,166
Avon Products, Inc. 6.500% 3/01/19	30,000	32,754
The Procter & Gamble Co. 5.800% 8/15/34	10,000	11,536

		73,456

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	15,000	14,426

Diversified Financial — 1.7%
Air Lease Corp. 3.375% 1/15/19	90,000	90,000
American Express Co. 6.150% 8/28/17	50,000	57,685
American Express Co. 8.125% 5/20/19	30,000	38,278
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	71,842
BlackRock, Inc. 5.000% 12/10/19	20,000	22,582
BlackRock, Inc. 6.250% 9/15/17	45,000	52,212
Citigroup, Inc. 5.375% 8/09/20	50,000	56,882
Citigroup, Inc. 5.500% 10/15/14	18,000	18,669
Citigroup, Inc. 5.500% 2/15/17	115,000	126,711
Citigroup, Inc. 5.875% 5/29/37	5,000	5,457
Citigroup, Inc. 5.875% 1/30/42	20,000	22,477
Citigroup, Inc. 6.375% 8/12/14	41,000	42,378
Citigroup, Inc. 8.125% 7/15/39	15,000	21,040
Citigroup, Inc. 8.500% 5/22/19	30,000	38,448
Eaton Vance Corp. 3.625% 6/15/23	21,000	20,120
Eaton Vance Corp. 6.500% 10/02/17	4,000	4,540
Ford Motor Credit Co. LLC 2.750% 5/15/15	15,000	15,388
Ford Motor Credit Co. LLC 3.875% 1/15/15	245,000	252,804
Ford Motor Credit Co. LLC 8.700% 10/01/14	25,000	26,466
General Electric Capital Corp. 1.600% 11/20/17	60,000	59,605

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Capital Corp. 5.625% 5/01/18	$25,000	$28,709
General Electric Capital Corp. 6.000% 8/07/19	30,000	35,199
General Electric Capital Corp. 6.875% 1/10/39	55,000	70,708
General Motors Financial Co., Inc. (b) 2.750% 5/15/16	35,000	35,438
The Goldman Sachs Group, Inc. 1.600% 11/23/15	55,000	55,591
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	50,046
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	38,568
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	45,028
The Goldman Sachs Group, Inc. 6.150% 4/01/18	20,000	22,934
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	20,180
HSBC Finance Corp. 6.676% 1/15/21	30,000	34,471
Hyundai Capital America (b) 1.625% 10/02/15	30,000	30,150
Hyundai Capital America (b) 2.875% 8/09/18	30,000	30,114
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	65,000	65,385
International Lease Finance Corp. 3.875% 4/15/18	55,000	55,137
International Lease Finance Corp. 5.750% 5/15/16	191,000	204,609
Janus Capital Group, Inc. 6.700% 6/15/17	65,000	72,383
JP Morgan Chase & Co. 3.450% 3/01/16	85,000	89,152
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	42,309
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	77,632
JP Morgan Chase & Co. 5.600% 7/15/41	95,000	103,098
Lazard Group LLC 4.250% 11/14/20	100,000	99,783
Lazard Group LLC 6.850% 6/15/17	75,000	84,563
Leighton Finance USA Pty Ltd. (b) 5.950% 11/13/22	25,000	24,361
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	25,821
Morgan Stanley 3.800% 4/29/16	30,000	31,735

	Principal Amount	Value
Morgan Stanley 4.200% 11/20/14	$130,000	$134,134
Morgan Stanley 5.450% 1/09/17	60,000	66,540
Morgan Stanley 5.625% 9/23/19	50,000	56,834
Morgan Stanley 5.750% 1/25/21	20,000	22,625
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	15,487

		2,812,308

Electric — 0.9%
The AES Corp. 7.750% 10/15/15	15,000	16,575
Ameren Corp. 8.875% 5/15/14	95,000	97,724
CMS Energy Corp. 5.050% 2/15/18	80,000	87,714
CMS Energy Corp. 6.875% 12/15/15	10,000	11,104
Florida Power & Light Co. 4.950% 6/01/35	25,000	26,201
Georgia Power Co. 4.300% 3/15/42	10,000	8,996
IPALCO Enterprises, Inc. 5.000% 5/01/18	75,000	78,563
IPALCO Enterprises, Inc. (b) 7.250% 4/01/16	303,000	332,542
Kansas Gas & Electric Co. 5.647% 3/29/21	55,283	57,830
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	61,701
MidAmerican Energy Holdings Co. 5.950% 5/15/37	70,000	76,599
National Fuel Gas Co. 3.750% 3/01/23	20,000	18,875
Nevada Power Co. Series N 6.650% 4/01/36	20,000	24,414
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	35,000	32,205
NiSource Finance Corp. 4.800% 2/15/44	45,000	40,602
NiSource Finance Corp. 5.800% 2/01/42	40,000	41,605
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,876
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	19,524
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	27,560
PPL Capital Funding, Inc. 1.900% 6/01/18	15,000	14,647

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Puget Energy, Inc. 6.500% 12/15/20	$59,000	$67,132
Southern California Edison Co. 5.950% 2/01/38	20,000	23,278
State Grid Overseas Investment Ltd. (b) 1.750% 5/22/18	45,000	43,649
Tenaska Oklahoma I LP (b) 6.528% 12/30/14	18,418	18,669
Transelec SA (b) 4.625% 7/26/23	25,000	24,007
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	53,257	57,838
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	36,158
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	56,012

		1,407,600

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	130,000	136,175

Electronics — 0.3%
Agilent Technologies, Inc. 3.875% 7/15/23	37,000	35,069
Amphenol Corp. 4.000% 2/01/22	20,000	19,255
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	47,991
Avnet, Inc. 4.875% 12/01/22	23,000	23,097
Jabil Circuit, Inc. 7.750% 7/15/16	285,000	324,187
PerkinElmer, Inc. 5.000% 11/15/21	30,000	30,273

		479,872

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	25,000	26,621

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	30,000	31,774
Republic Services, Inc. 5.250% 11/15/21	5,000	5,451

		37,225

Foods — 0.3%
ConAgra Foods, Inc. 4.950% 8/15/20	30,000	32,208
ConAgra Foods, Inc. 6.625% 8/15/39	15,000	17,022
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	47,404

	Principal Amount	Value
Delhaize Group 6.500% 6/15/17	$45,000	$50,539
Ingredion Inc 1.800% 9/25/17	150,000	146,198
Kraft Foods, Inc. 4.125% 2/09/16	60,000	63,609
Kraft Foods, Inc. 6.500% 2/09/40	20,000	23,900
TreeHouse Foods, Inc. 7.750% 3/01/18	75,000	78,563
Tyson Foods, Inc. 4.500% 6/15/22	30,000	30,545
Tyson Foods, Inc. 6.600% 4/01/16	45,000	50,232
WM Wrigley Jr Co. (b) 2.400% 10/21/18	15,000	14,908

		555,128

Forest Products & Paper — 0.1%
International Paper Co. 4.750% 2/15/22	20,000	20,969
International Paper Co. 7.300% 11/15/39	25,000	30,868
International Paper Co. 9.375% 5/15/19	15,000	19,675
The Mead Corp. 7.550% 3/01/47	50,000	50,636
Plum Creek Timberlands LP 3.250% 3/15/23	35,000	31,472

		153,620

Gas — 0.0%
Boston Gas Co. (b) 4.487% 2/15/42	10,000	9,453

Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	35,000	40,181
Hospira, Inc. 5.200% 8/12/20	35,000	36,313
Johnson & Johnson 5.850% 7/15/38	10,000	11,835

		88,329

Health Care – Services — 0.1%
Cigna Corp. 2.750% 11/15/16	40,000	41,633
Cigna Corp. 5.125% 6/15/20	20,000	22,183
HCA, Inc. 8.500% 4/15/19	30,000	31,800
Howard Hughes Medical Institute 3.500% 9/01/23	35,000	34,418
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	14,218

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Roche Holdings, Inc. (b) 6.000% 3/01/19	$14,000	$16,383
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	6,557
UnitedHealth Group, Inc. 6.875% 2/15/38	45,000	56,046

		223,238

Holding Company – Diversified — 0.0%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	50,907

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	20,000	19,119
Whirlpool Corp. 5.150% 3/01/43	10,000	9,642
Whirlpool Corp. 8.600% 5/01/14	20,000	20,524

		49,285

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	15,000	13,674
Church & Dwight Co., Inc. 3.350% 12/15/15	30,000	31,332

		45,006

Housewares — 0.0%
Newell Rubbermaid, Inc. 2.050% 12/01/17	15,000	14,863
Toro Co. 7.800% 6/15/27	40,000	46,556

		61,419

Insurance — 0.9%
Aflac, Inc. 3.625% 6/15/23	52,000	50,335
Aflac, Inc. 8.500% 5/15/19	25,000	31,930
The Allstate Corp. 5.550% 5/09/35	30,000	32,793
The Allstate Corp. VRN 5.750% 8/15/53	70,000	70,525
The Allstate Corp. 7.450% 5/16/19	10,000	12,435
American International Group, Inc. 3.000% 3/20/15	50,000	51,354
Arch Capital Group US, Inc. 5.144% 11/01/43	40,000	39,996
The Chubb Corp. VRN 6.375% 3/29/67	52,000	56,290
CNA Financial Corp. 7.350% 11/15/19	40,000	48,488
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	62,334

	Principal Amount	Value
ING US, Inc. 5.500% 7/15/22	$30,000	$32,625
ING US, Inc. VRN 5.650% 5/15/53	45,000	43,762
Liberty Mutual Group, Inc. (b) 4.250% 6/15/23	21,000	20,276
Lincoln National Corp. 4.300% 6/15/15	20,000	20,967
Lincoln National Corp. 8.750% 7/01/19	50,000	64,358
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	47,971
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	50,000	53,191
MetLife Capital Trust IV (b) 7.875% 12/15/67	70,000	80,325
MetLife, Inc. Series A 6.817% 8/15/18	10,000	11,964
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	38,356
The Progressive Corp. VRN 6.700% 6/15/37	75,000	81,000
Prudential Financial, Inc. 3.875% 1/14/15	45,000	46,519
Prudential Financial, Inc. 4.500% 11/15/20	25,000	26,820
Prudential Financial, Inc. 4.750% 9/17/15	75,000	79,923
Prudential Financial, Inc. VRN 5.200% 3/15/44	65,000	62,887
Prudential Financial, Inc. 6.200% 11/15/40	15,000	17,217
Prudential Financial, Inc. VRN 8.875% 6/15/68	55,000	66,894
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	25,000	24,018
Reinsurance Group of America, Inc. 4.700% 9/15/23	55,000	55,614
Reinsurance Group of America, Inc. 5.000% 6/01/21	40,000	41,977
Reinsurance Group of America, Inc. 6.450% 11/15/19	45,000	51,890
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	29,969
Willis Group Holdings PLC 4.125% 3/15/16	5,000	5,235
Willis North America, Inc. 7.000% 9/29/19	21,000	24,299

		1,484,537

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	80,000	93,134

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.1%
Xstrata Finance Canada Ltd. (b) 2.050% 10/23/15	$50,000	$50,636
Xstrata Finance Canada Ltd. (b) 2.850% 11/10/14	50,000	50,694
Xstrata Finance Canada Ltd. (b) 5.800% 11/15/16	45,000	49,580

		150,910

Iron & Steel — 0.4%
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	30,544
ArcelorMittal 4.250% 8/05/15	141,000	145,935
ArcelorMittal 5.750% 8/05/20	60,000	63,750
ArcelorMittal 9.500% 2/15/15	115,000	124,919
Cliffs Natural Resources, Inc. 3.950% 1/15/18	25,000	25,245
Gerdau Trade, Inc. (b) 4.750% 4/15/23	45,000	41,400
Reliance Steel & Aluminum Co. 4.500% 4/15/23	30,000	29,427
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	60,251
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	55,026

		576,497

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	49,677

Lodging — 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	57,887
Hyatt Hotels Corp. 3.375% 7/15/23	20,000	18,336
Marriott International, Inc. 3.375% 10/15/20	50,000	49,515
Marriott International, Inc. 5.810% 11/10/15	15,000	16,297
Marriott International, Inc. 6.200% 6/15/16	180,000	200,207
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	5,000	5,787
Wyndham Worldwide Corp. 2.500% 3/01/18	35,000	34,881
Wyndham Worldwide Corp. 2.950% 3/01/17	15,000	15,214
Wynn Las Vegas LLC 7.750% 8/15/20	90,000	101,025

		499,149

	Principal Amount	Value
Machinery – Diversified — 0.2%
CNH Capital LLC (b) 3.250% 2/01/17	$25,000	$25,437
CNH Capital LLC 3.625% 4/15/18	25,000	25,344
CNH Capital LLC 3.875% 11/01/15	70,000	72,275
CNH Capital LLC 6.250% 11/01/16	45,000	49,669
Roper Industries, Inc. 3.125% 11/15/22	25,000	22,912
Xylem, Inc. 3.550% 9/20/16	40,000	42,014
Xylem, Inc. 4.875% 10/01/21	20,000	20,849

		258,500

Manufacturing — 0.3%
Eaton Corp. 1.500% 11/02/17	25,000	24,508
General Electric Co. 4.125% 10/09/42	50,000	46,193
Harsco Corp 2.700% 10/15/15	166,000	168,509
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	47,076
SPX Corp. 7.625% 12/15/14	31,000	32,627
Textron, Inc. 6.200% 3/15/15	50,000	53,041
Tyco Electronics Group SA 6.550% 10/01/17	40,000	45,776

		417,730

Media — 0.2%
21st Century Fox America Co. 6.900% 8/15/39	25,000	29,796
CBS Corp. 7.875% 7/30/30	40,000	49,767
Comcast Corp. 6.400% 5/15/38	35,000	40,416
NBCUniversal Media LLC 6.400% 4/30/40	5,000	5,748
Time Warner Cable, Inc. 4.000% 9/01/21	30,000	27,863
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	23,543
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	11,715
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	11,929
Time Warner, Inc. 4.700% 1/15/21	35,000	37,159

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner, Inc. 6.100% 7/15/40	$25,000	$27,284
Time Warner, Inc. 6.250% 3/29/41	5,000	5,552
Viacom, Inc. 6.250% 4/30/16	40,000	44,603

		315,375

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	175,000	181,231

Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	20,000	19,951
Freeport-McMoRan Copper & Gold, Inc. 5.450% 3/15/43	30,000	28,711
Newcrest Finance Property Ltd. (b) 4.450% 11/15/21	50,000	41,592
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	65,281
Vale Overseas Ltd. 6.250% 1/23/17	65,000	72,094
Vale Overseas Ltd. 6.875% 11/10/39	15,000	15,517
Vulcan Materials Co. 6.500% 12/01/16	20,000	22,400

		265,546

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.750% 1/15/16	25,000	26,355
Pitney Bowes, Inc. 4.750% 5/15/18	5,000	5,223
Pitney Bowes, Inc. 5.750% 9/15/17	30,000	33,060
Xerox Corp. 4.250% 2/15/15	30,000	31,123

		95,761

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	50,000	54,911

Oil & Gas — 0.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	100,000	114,807
Anadarko Petroleum Corp. 6.450% 9/15/36	30,000	33,688
Chesapeake Energy Corp. 3.250% 3/15/16	175,000	176,750
Chesapeake Energy Corp. 9.500% 2/15/15	60,000	65,025
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	10,000	9,325

	Principal Amount	Value
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	$90,000	$91,350
ConocoPhillips 6.500% 2/01/39	20,000	25,080
Devon Energy Corp. 5.600% 7/15/41	40,000	41,684
Ecopetrol SA 4.250% 9/18/18	10,000	10,550
EQT Corp. 4.875% 11/15/21	25,000	25,638
KazMunayGas National Co. JSC (b) 4.400% 4/30/23	45,000	41,738
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	45,425
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	42,927
Nexen, Inc. 7.500% 7/30/39	5,000	6,376
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,150
Petrobras Global Finance BV 2.000% 5/20/16	35,000	34,972
Petrobras Global Finance BV 3.000% 1/15/19	20,000	18,717
Petrobras International Finance Co. 3.875% 1/27/16	59,000	60,738
Petrobras International Finance Co. 5.375% 1/27/21	50,000	49,619
Petrobras International Finance Co. 6.750% 1/27/41	20,000	18,609
Petroleos Mexicanos 5.500% 1/21/21	60,000	64,500
Phillips 66 4.300% 4/01/22	20,000	20,324
Phillips 66 5.875% 5/01/42	20,000	21,691
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	55,464
Pioneer Natural Resources Co. 7.500% 1/15/20	50,000	60,623
Rowan Cos., Inc. 4.875% 6/01/22	50,000	50,738
Rowan Cos., Inc. 5.000% 9/01/17	30,000	32,513
Shell International Finance BV 5.500% 3/25/40	15,000	16,664
Talisman Energy, Inc. 5.500% 5/15/42	20,000	18,838
Tesoro Corp. 9.750% 6/01/19	35,000	37,888
Transocean, Inc. 4.950% 11/15/15	70,000	74,987

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transocean, Inc. 5.050% 12/15/16	$40,000	$44,187
Valero Energy Corp. 6.125% 2/01/20	40,000	45,689

		1,462,274

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	40,000	42,348
Superior Energy Services, Inc. 7.125% 12/15/21	98,000	109,270
Weatherford International Ltd. 4.500% 4/15/22	25,000	25,157
Weatherford International Ltd. 5.950% 4/15/42	20,000	20,039

		196,814

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	15,000	16,232
Sonoco Products Co. 4.375% 11/01/21	25,000	25,402

		41,634

Pharmaceuticals — 0.3%
McKesson Corp. 4.750% 3/01/21	30,000	31,779
McKesson Corp. 6.000% 3/01/41	30,000	33,634
Merck Sharp & Dohme Corp. 5.850% 6/30/39	10,000	11,624
Mylan, Inc. (b) 7.875% 7/15/20	225,000	254,597
Pfizer, Inc. 7.200% 3/15/39	35,000	47,044
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	25,000	27,383
Warner Chilcott Co. LLC 7.750% 9/15/18	45,000	48,713
Zoetis, Inc. 3.250% 2/01/23	15,000	14,035

		468,809

Pipelines — 0.5%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	43,550
CenterPoint Energy Resources Corp. 4.500% 1/15/21	25,000	26,666
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	22,683
DCP Midstream LLC (b) 9.750% 3/15/19	5,000	6,221
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	25,000	26,294

	Principal Amount	Value
Enable Oklahoma Intrastate Transmission LLC (b) 6.875% 7/15/14	$120,000	$123,390
Energy Transfer Partners LP FRN 3.259% 11/01/66	50,000	45,500
Enterprise Products Operating LP 3.200% 2/01/16	25,000	26,078
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	41,695
Kern River Funding Corp. (b) 4.893% 4/30/18	84,000	90,877
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	28,022
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	27,395
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,744
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	38,352
ONEOK Partners LP 3.250% 2/01/16	25,000	25,994
ONEOK Partners LP 6.125% 2/01/41	30,000	31,769
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	55,000	61,637
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	34,177
The Williams Cos., Inc. 3.700% 1/15/23	20,000	17,456
Williams Partners LP 5.250% 3/15/20	75,000	82,011

		805,511

Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp. 3.400% 2/15/19	40,000	40,722
American Tower Corp. 4.500% 1/15/18	60,000	64,276
Boston Properties LP 3.700% 11/15/18	20,000	21,097
Boston Properties LP 4.125% 5/15/21	30,000	30,648
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	43,018
DCT Industrial Operating Partnership LP (b) 4.500% 10/15/23	30,000	29,151
DDR Corp. 4.750% 4/15/18	15,000	16,181
DDR Corp. 7.875% 9/01/20	115,000	142,068
Developers Diversified Realty Corp. 5.500% 5/01/15	75,000	79,251
Duke Realty LP 8.250% 8/15/19	50,000	61,908

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ERP Operating LP 4.625% 12/15/21	$15,000	$15,814
Federal Realty Investment Trust 5.900% 4/01/20	10,000	11,483
HCP, Inc. 2.625% 2/01/20	35,000	33,362
Highwoods Realty LP 5.850% 3/15/17	100,000	110,120
ProLogis LP 2.750% 2/15/19	15,000	14,896
ProLogis LP 3.350% 2/01/21	90,000	87,401
Realty Income Corp. 2.000% 1/31/18	90,000	88,142
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	20,000	20,126

		909,664

Retail — 0.2%
CVS Caremark Corp. 6.125% 9/15/39	10,000	11,341
CVS Pass-Through Trust (b) 5.926% 1/10/34	57,303	62,452
The Home Depot, Inc. 5.950% 4/01/41	30,000	34,832
McDonald’s Corp. 6.300% 10/15/37	25,000	30,465
O’Reilly Automotive, Inc. 3.850% 6/15/23	23,000	22,072
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	41,927
QVC, Inc. 4.375% 3/15/23	25,000	23,374
QVC, Inc. 5.125% 7/02/22	10,000	9,891
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	45,419

		281,773

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	35,000	40,471
Glencore Funding LLC (b) 1.700% 5/27/16	33,000	33,028
Glencore Funding LLC (b) 2.500% 1/15/19	55,000	53,257
Glencore Funding LLC (b) 6.000% 4/15/14	150,000	152,157
Washington Mutual Bank (d) 5.650% 8/15/14	180,000	18

		278,931

Semiconductors — 0.1%
Intel Corp., Convertible 2.950% 12/15/35	50,000	56,000

	Principal Amount	Value
Micron Technology, Inc., Convertible (b) 2.125% 2/15/33	$44,000	$90,723
Micron Technology, Inc., Convertible 3.000% 11/15/43	19,000	18,703

		165,426

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	25,000	25,151
CA, Inc. 2.875% 8/15/18	25,000	24,934
CA, Inc. 5.375% 12/01/19	40,000	44,477
ManTech International Corp. 7.250% 4/15/18	35,000	36,838
Microsoft Corp. 3.000% 10/01/20	5,000	5,096
Oracle Corp. 1.200% 10/15/17	50,000	49,203

		185,699

Telecommunications — 0.8%
America Movil SAB de CV 5.000% 3/30/20	25,000	27,076
America Movil SAB de CV 6.125% 3/30/40	30,000	31,743
AT&T, Inc. 6.500% 9/01/37	65,000	73,121
British Telecom PLC 9.625% 12/15/30	15,000	22,384
CenturyLink, Inc. 6.150% 9/15/19	30,000	31,650
CenturyLink, Inc. 7.600% 9/15/39	10,000	8,900
CenturyLink, Inc. 7.650% 3/15/42	10,000	8,925
Cisco Systems, Inc. 5.500% 1/15/40	10,000	10,580
Deutsche Telekom International Finance BV 8.750% 6/15/30	15,000	21,162
Embarq Corp. 7.082% 6/01/16	30,000	33,522
Juniper Networks, Inc. 4.600% 3/15/21	25,000	25,357
Juniper Networks, Inc. 5.950% 3/15/41	35,000	34,556
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,304
Telecom Italia Capital 6.000% 9/30/34	10,000	8,662
Telecom Italia Capital 6.175% 6/18/14	46,000	47,035
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	25,000	24,299

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telefonica Emisiones SAU 3.192% 4/27/18	$250,000	$254,604
Telefonica Emisiones SAU 3.992% 2/16/16	65,000	68,276
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	31,654
Verizon Communications, Inc. 2.500% 9/15/16	25,000	25,851
Verizon Communications, Inc. 3.650% 9/14/18	30,000	31,757
Verizon Communications, Inc. 5.150% 9/15/23	50,000	53,685
Verizon Communications, Inc. 6.550% 9/15/43	75,000	87,747
Verizon Communications, Inc. 8.750% 11/01/18	19,000	24,312
Verizon Global Funding Corp. 7.750% 12/01/30	40,000	51,090
Virgin Media Finance PLC 8.375% 10/15/19	100,000	109,250
Virgin Media Secured Finance PLC 6.500% 1/15/18	100,000	103,625

		1,257,127

Transportation — 0.2%
Asciano Finance (b) 3.125% 9/23/15	25,000	25,566
Asciano Finance (b) 4.625% 9/23/20	20,000	20,021
Asciano Finance (b) 5.000% 4/07/18	55,000	58,312
Canadian National Railway Co. 5.850% 11/15/17	30,000	34,113
Canadian National Railway Co. 6.375% 11/15/37	20,000	24,365
Con-way, Inc. 7.250% 1/15/18	10,000	11,494
CSX Corp. 7.250% 5/01/27	10,000	11,989
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	21,177
Ryder System, Inc. 2.500% 3/01/18	110,000	110,696
Union Pacific Corp. 4.000% 2/01/21	25,000	26,087

		343,820

Trucking & Leasing — 0.3%
GATX Corp. 2.375% 7/30/18	30,000	30,050
GATX Corp. 3.500% 7/15/16	40,000	41,712
GATX Corp. 3.900% 3/30/23	20,000	18,946

	Principal Amount	Value
GATX Corp. 4.750% 5/15/15	$35,000	$36,775
GATX Corp. 4.750% 6/15/22	30,000	30,510
GATX Corp. 8.750% 5/15/14	100,000	102,985
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 3/15/16	130,000	133,187
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.125% 5/11/15	45,000	46,282

		440,447

TOTAL CORPORATE DEBT (Cost $21,939,786)		22,401,560

MUNICIPAL OBLIGATIONS — 0.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	137,892
State of California 5.950% 4/01/16	35,000	38,752
State of California BAB 7.550% 4/01/39	25,000	32,337
State of California BAB 7.600% 11/01/40	85,000	111,982
State of Illinois 5.365% 3/01/17	100,000	108,525

		429,488

TOTAL MUNICIPAL OBLIGATIONS (Cost $448,840)		429,488

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
Automobile ABS — 0.4%
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (b) 1.320% 2/15/17	80,309	80,315
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (b) 1.640% 11/15/16	30,075	30,074
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (b) 1.890% 7/15/16	11,561	11,591
California Republic Auto Receivables Trust, Series 2012-1, Class A (b) 1.180% 8/15/17	53,240	53,344
Capital Automotive REIT, Series 2011-1A, Class A (b) 5.610% 11/15/39	97,473	101,943
CarNow Auto Receivables Trust, Series 2013-1A, Class A (b) 1.160% 10/16/17	69,137	69,110

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2012-D, Class A (b) 1.480% 3/16/20	$61,440	$61,440
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (b) 1.290% 10/16/17	38,379	38,425
Flagship Credit Auto Trust, Series 2013-1, Class A (b) 1.320% 4/16/18	49,825	49,786
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	71,141	70,991
Santander Drive Auto Receivables Trust, Series 2013-3, Class A2 0.550% 9/15/16	31,449	31,441
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2 0.890% 9/15/16	72,466	72,569
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (b) 2.060% 6/15/17	18,120	18,121
SNAAC Auto Receivables Trust 2013-1, Series 2013-1A, Class A (b) 1.140% 7/16/18	25,168	25,160

		714,310

Commercial MBS — 1.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.746% 2/10/51	75,000	83,141
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.813% 2/10/51	45,000	49,647
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.207% 2/10/51	75,000	85,289
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.250% 2/10/51	50,000	56,216
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	75,000	79,201
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	82,036
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	54,553
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	105,000	114,043
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	40,000	44,846

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.751% 9/11/38	$85,000	$92,033
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.887% 6/11/50	120,000	134,968
Commercial Mortgage Pass Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	128,396	126,454
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	33,247
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	50,000	55,862
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.800% 12/10/49	83,000	93,763
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	99,225	99,380
GS Mortgage Securities Corp., Trust, Series 2013-NYC5 (b) 2.318% 1/10/30	100,000	99,985
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	108,617
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	60,000	65,461
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	60,000	66,504
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	100,000	107,404
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	40,000	43,446
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.466% 3/12/44	60,000	64,783
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	60,000	66,061
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	47,888	48,473

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.281% 1/11/43	$35,000	$40,292
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	67,773	67,095
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.565% 8/15/39	50,000	53,202
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	70,000	76,561
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.339% 12/15/44	75,000	79,936
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	164,631
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.925% 2/15/51	35,000	38,526
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	79,301	82,886
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	100,000	104,963
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	40,521
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	52,111

		2,756,137

Home Equity ABS — 0.9%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.435% 8/25/35	51,013	50,224
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.495% 11/25/35	38,747	37,580
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.525% 7/25/35	7,701	7,673
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.534% 11/25/34	23,562	23,377
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1 FRN 1.125% 9/25/34	35,000	32,562
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.825% 6/25/35	32,285	31,543

	Principal Amount	Value
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.840% 2/25/35	$23,150	$22,584
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.617% 4/28/39	40,000	37,177
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (b) 0.365% 11/25/45	75,108	72,201
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.575% 12/25/33	8,447	8,362
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.595% 7/25/35	26,868	25,842
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.615% 8/25/35	34,516	32,634
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.625% 9/25/34	8,868	8,799
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.655% 12/25/35	18,918	18,756
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (b) 0.455% 7/25/36	40,867	40,400
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.585% 5/25/36	67,675	65,533
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.595% 5/25/35	44,555	43,757
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.615% 7/25/35	83,000	77,691
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.405% 1/25/36	25,532	24,866
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.595% 4/25/35	26,593	24,930
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.335% 8/25/36	27,573	26,659
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.345% 7/25/36	4,046	4,038
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.825% 10/25/35	23,550	22,714

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.655% 7/25/35	$30,082	$29,499
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.945% 12/25/32	31,175	30,185
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.445% 8/25/45	4,203	4,179
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.960% 2/25/35	60,000	55,622
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.990% 6/25/35	79,011	75,059
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.902% 6/28/35	101,950	101,519
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.665% 7/25/35	47,398	45,466
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.615% 8/25/35	48,886	47,753
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.635% 5/25/35	11,844	11,695
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.425% 9/25/35	37,293	36,316
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.545% 8/25/35	41,614	40,801
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.665% 3/25/35	32,447	31,702
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.355% 3/25/36	11,921	11,844
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (b) 0.445% 1/25/37	82,461	81,104
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.505% 3/25/36	12,627	12,536
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.525% 8/25/35	22,816	22,431

		1,377,613

	Principal Amount	Value
Other ABS — 0.8%
321 Henderson Receivables I LLC, Series 2002-AA, Class NOTE (b) 4.744% 11/15/29	$68,287	$69,109
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	49,438	50,428
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.345% 8/18/21	60,506	59,391
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	97,375	103,917
EdLinc Student Loan Funding Trust, Series 2012-1, Class B FRN (b) 4.405% 11/26/40	65,000	71,169
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	96,868	95,128
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	88,820	88,789
Icon Brands Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	47,375	47,105
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.110% 4/25/35	146,845	142,396
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (b) (c) 0.845% 6/20/14	250,000	249,500
RAAC, Series 2005-RP2, Class M1 FRN (b) 0.815% 6/25/35	60,876	59,315
Sierra Receivables Funding Co. LLC, Series 2012-3A, Class A (b) 1.870% 8/20/29	51,195	51,330
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	37,987	38,665
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	30,974	31,778
TAL Advantage LLC, Series 2006-1A FRN (b) 0.357% 4/20/21	93,333	92,130
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	71,142	75,418

		1,325,568

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 0.6%
Access Group, Inc., Series 2002-1, Class A4 VRN 0.030% 9/01/37	$50,000	$46,388
Access Group, Inc., Series 2007-A, Class A2 FRN 0.368% 8/25/26	31,425	31,137
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.664% 1/25/47	75,000	64,125
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.403% 12/15/22	28,433	28,278
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.667% 6/15/43	50,000	49,437
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.667% 6/15/43	50,000	48,915
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.910% 6/15/43	50,000	42,444
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.358% 11/25/26	91,605	90,741
Goal Capital Funding Trust, Series 2007-1, Class C1 FRN 0.646% 6/25/42	41,928	39,452
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.538% 10/28/41	94,130	92,746
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.375% 4/26/27	11,177	11,168
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 0.965% 4/25/46	29,771	30,006
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.448% 5/28/26	53,281	53,092
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.414% 7/15/36	100,000	98,069
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.657% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.658% 12/15/16	50,000	50,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 2.600% 6/17/30	50,000	50,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.671% 6/17/30	$50,000	$48,532
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.390% 12/17/46	75,000	66,937

		1,041,467

WL Collateral CMO — 0.2%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.909% 2/25/34	8,164	7,974
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.010% 9/25/33	2,069	1,860
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.563% 8/25/34	6,207	5,836
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.356% 1/19/38	73,862	59,383
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.525% 7/25/35	12,962	12,682
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.275% 5/25/37	84,271	55,224
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.370% 8/25/34	25,053	21,082
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.415% 8/25/36	19,843	18,122
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.274% 2/25/34	3,192	2,961
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.494% 7/25/33	1,740	1,746
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	80	81
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	20,329	20,590
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.425% 7/25/35	3,515	3,476
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.575% 3/25/34	16,062	16,042

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.543% 4/25/44	$35,539	$34,913

		261,972

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.415% 11/25/37	33,819	33,236
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.744% 6/25/32	9,494	8,773

		42,009

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,475,522)		7,519,076

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	40,000	48,080
Mexico Government International Bond 4.750% 3/08/44	91,000	82,014
Peruvian Government International Bond 6.550% 3/14/37	20,000	23,000
Poland Government International Bond 6.375% 7/15/19	50,000	58,437
Province of Quebec Canada 2.625% 2/13/23	92,000	84,506
Province of Quebec Canada 7.500% 9/15/29	20,000	26,446
Republic of Brazil International Bond 5.625% 1/07/41	65,000	63,050
Republic of Turkey International Bond 4.875% 4/16/43	19,000	14,545
United Mexican States 5.125% 1/15/20	35,000	38,780
United Mexican States 6.750% 9/27/34	35,000	41,300

		480,158

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $491,848)		480,158

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 7.8%
Collateralized Mortgage Obligations — 0.0%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	54,169	61,105

	Principal Amount	Value
Pass-Through Securities — 7.8%
Federal Home Loan Mortgage Corp. Pool #Q15841 3.000% 2/01/43	$154,080	$146,195
Pool #G08537 3.000% 7/01/43	99,073	93,972
Pool #G05253 5.000% 2/01/39	28,250	30,494
Pool #E85389 6.000% 9/01/16	6,241	6,553
Pool #G11431 6.000% 2/01/18	2,582	2,728
Pool #E85015 6.500% 8/01/16	2,701	2,845
Pool #G00729 8.000% 6/01/27	24,588	29,305
Pool #554904 9.000% 3/01/17	83	90
Federal Home Loan Mortgage Corp. TBA Pool #3395 3.000% 9/01/42 (e)	150,000	142,113
Federal National Mortgage Association Pool #725692 2.267% 10/01/33 FRN	26,849	28,276
Pool #888586 2.342% 10/01/34 FRN	47,663	49,813
Pool #AB8756 3.000% 3/01/43	166,976	156,358
Pool #AT0976 3.000% 4/01/43	165,014	154,520
Pool #AT2911 3.000% 4/01/43	195,697	183,252
Pool #890564 3.000% 6/01/43	187,971	178,955
Pool #AO8629 3.500% 7/01/42	258,596	257,384
Pool #AP6609 3.500% 9/01/42	89,709	89,289
Pool #AR8708 3.500% 4/01/43	53,038	52,060
Pool #AT0998 3.500% 4/01/43	264,991	260,105
Pool #AT4050 3.500% 5/01/43	69,133	67,858
Pool #MA1463 3.500% 6/01/43	177,826	174,547
Pool #586036 6.000% 5/01/16	314	317
Pool #564594 7.000% 1/01/31	8,522	9,784
Pool #253795 7.000% 5/01/31	9,211	10,608

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #507061 7.500% 10/01/29	$886	$1,038
Pool #527761 7.500% 2/01/30	2,098	2,419
Pool #531196 7.500% 2/01/30	1,006	1,179
Pool #534119 7.500% 3/01/30	689	807
Pool #534420 7.500% 3/01/30	704	825
Pool #253183 7.500% 4/01/30	3,815	4,462
Pool #253265 7.500% 5/01/30	3,590	4,185
Pool #535248 8.000% 4/01/30	242	290
Pool #539460 8.000% 5/01/30	2,049	2,463
Pool #546988 8.000% 7/01/30	1,748	1,871
Pool #190317 8.000% 8/01/31	2,892	3,470
Federal National Mortgage Association TBA Pool #3348 2.500% 9/01/27 (e)	1,060,000	1,049,069
Pool #1312 3.000% 4/01/27 (e)	845,000	862,032
Pool #4241 3.000% 10/01/42 (e)	3,484,000	3,310,889
Pool #1963 3.500% 4/01/42 (e)	600,000	596,531
Pool #9174 4.000% 6/01/41 (e)	1,950,000	2,009,414
Government National Mortgage Association Pool #351528 7.000% 8/15/23	7,627	8,317
Pool #352049 7.000% 10/15/23	1,606	1,835
Pool #588012 7.000% 7/15/32	3,542	4,163
Pool #591581 7.000% 8/15/32	3,053	3,589
Pool #185306 7.500% 4/15/17	2,329	2,466
Pool #199170 7.500% 5/15/17	47	47
Pool #189371 7.500% 6/15/17	1,195	1,281
Government National Mortgage Association II Pool #82488 2.000% 3/20/40 FRN	45,440	47,043
Pool #82462 3.500% 1/20/40 FRN	45,573	47,865

	Principal Amount	Value
Government National Mortgage Association TBA Pool #188 3.000% 12/01/42 (e)	$1,500,000	$1,448,906
Pool #5610 3.500% 1/01/42 (e)	1,050,000	1,058,531

		12,602,408

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,856,216)		12,663,513

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds & Notes — 5.0%
U.S. Treasury Bond 2.750% 8/15/42	1,340,000	1,061,741
U.S. Treasury Bond 2.875% 5/15/43	10,000	8,104
U.S. Treasury Bond 4.500% 2/15/36	120,000	133,528
U.S. Treasury Note 0.625% 12/15/16	1,770,000	1,762,786
U.S. Treasury Note (f) (g) 0.875% 4/30/17	2,975,000	2,966,091
U.S. Treasury Note 2.500% 8/15/23	2,345,000	2,251,933

		8,184,183

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,288,273)		8,184,183

TOTAL BONDS & NOTES (Cost $51,500,485)		51,677,978

	Number of Shares
MUTUAL FUNDS — 8.3%
Diversified Financial — 8.3%
iShares FTSE/Xinhua China 25 Index Fund	40,700	1,560,845
iShares MSCI Australia Index Fund	4,400	107,228
iShares MSCI Brazil Capped Index Fund	1,300	58,084
iShares MSCI Chile Capped Investable Market Index Fund	900	42,759
iShares MSCI EAFE Index Fund	73,430	4,924,216
iShares MSCI France Index Fund	4,300	122,335
iShares MSCI Germany Index Fund	2,600	82,576
iShares MSCI Hong Kong Index Fund	1,500	30,900
iShares MSCI Indonesia Investable Market Index Fund	2,100	47,964

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
iShares MSCI Italy Capped Index Fund	4,300	$67,037
iShares MSCI Japan Index Fund	18,400	223,192
iShares MSCI Mexico Capped Investable Market Index Fund	200	13,600
iShares MSCI Netherlands Investable Market Index Fund	1,800	46,674
iShares MSCI New Zealand Capped Investable Market Index Fund	900	33,624
iShares MSCI Poland Capped Investable Market Index Fund	1,800	53,424
iShares MSCI Russia Capped Index Fund	2,600	56,940
iShares MSCI Singapore Index Fund	3,000	39,510
iShares MSCI South Africa Index Fund	800	51,592
iShares MSCI South Korea Capped Index Fund	200	12,934
iShares MSCI Spain Index Fund	1,300	50,141
iShares MSCI Sweden Index Fund	1,200	42,996
iShares MSCI Switzerland Capped Index Fund	3,600	118,764
iShares MSCI Thailand Capped Investable Market Index Fund	100	6,865
iShares MSCI Turkey Investable Market Index Fund	1,100	52,426
iShares MSCI United Kingdom Index Fund	10,200	212,976
Vanguard FTSE Developed Markets ETF	74,840	3,119,331
Vanguard MSCI Emerging Markets ETF	55,800	2,295,612

		13,474,545

TOTAL MUTUAL FUNDS (Cost $12,406,846)		13,474,545

TOTAL LONG-TERM INVESTMENTS (Cost $145,924,228)		159,935,740

	Principal Amount
SHORT-TERM INVESTMENTS — 9.7%
Commercial Paper — 7.7%
Albemarle Corp. (b) 0.203% 1/06/14	$1,093,000	1,092,970
Autozone, Inc. (b) 0.213% 1/02/14	564,000	563,997
BAT International Finance (b) 0.250% 1/24/14	751,000	750,880
DENTSPLY International, Inc. (b) 0.260% 1/23/14	605,000	604,904

	Principal Amount	Value
Duke Energy Corp. (b) 0.213% 1/22/14	$1,000,000	$999,878
Enbridge (US), Inc. (b) 0.284% 1/09/14	492,000	491,969
Enbridge, Inc. (b) 0.284% 1/13/14	458,000	457,957
FMC Technologies, Inc. (b) 0.300% 1/06/14	500,000	499,979
Glencore Funding LLC (b) 0.450% 1/21/14	852,000	851,787
Marriott International, Inc. (b) 0.284% 2/13/14	869,000	868,709
Nissan Motor Acceptance Corp. (b) 0.280% 2/24/14	319,000	318,866
Oneok, Inc. (b) 0.300% 1/08/14	366,000	365,979
Pentair Finance (b) 0.300% 1/14/14	896,000	895,903
Plains All American Pipeline LP (b) 0.310% 1/15/14	354,000	353,957
Plains Midstream (b) 0.270% 1/07/14	405,000	404,982
Rockwell Collins, Inc. (b) 0.183% 1/03/14	677,000	676,993
Ryder System, Inc. 0.250% 1/28/14	835,000	834,843
TransCanada PipeLines Ltd. (b) 0.310% 2/11/14	500,000	499,841
Volvo Group Treasury National (b) 0.280% 1/13/14	525,000	524,951
Westar Energy, Inc. (b) 0.230% 1/17/14	500,000	499,949

		12,559,294

Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/13, 0.010%, due 1/02/14 (h)	3,153,735	3,153,735

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/14	32	32

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (g) 0.000% 4/24/14	100,000	99,977

TOTAL SHORT-TERM INVESTMENTS (Cost $15,813,038)		15,813,038

TOTAL INVESTMENTS — 108.2% (Cost $161,737,266) (i)		175,748,778

Other Assets/(Liabilities) — (8.2)%		(13,304,360)

NET ASSETS — 100.0%		$162,444,418

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $18,843,337 or 11.60% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At December 31, 2013, these securities amounted to a value of $249,500 or 0.15% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	Security is in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2013, these securities amounted to a value of $18 or 0.00% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	Maturity value of $ 3,153,736. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 03/20/28, and an aggregate market value, including accrued interest, of $ 3,218,061.
(i)	See Note 3 for aggregate cost for federal tax purposes.
(j)	Value is less than $0.50

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 11.5%

SOVEREIGN DEBT OBLIGATIONS — 5.0%
Poland Government International Bond 3.000% 3/17/23	$492,000	$446,578
Russian Federal Bond RUB (a) 7.000% 1/25/23	7,258,000	212,834
United Mexican States MXN (a) 8.000% 12/07/23	3,600,000	306,675
United Mexican States MXN (a) 10.000% 12/05/24	1,170,000	114,426

		1,080,513

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,130,924)		1,080,513

U.S. TREASURY OBLIGATIONS — 6.5%
U.S. Treasury Bonds & Notes — 6.5%
U.S. Treasury Note 2.125% 8/15/21	344,000	333,241
U.S. Treasury Note 3.125% 5/15/19	1,023,900	1,091,107

		1,424,348

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,463,678)		1,424,348

TOTAL BONDS & NOTES (Cost $2,594,602)		2,504,861

	Number of Shares

MUTUAL FUNDS — 111.5%
Diversified Financial — 111.5%
iShares Global Tech ETF (b)	14,772	1,230,361
iShares iBoxx $ High Yield Corporate Bond Fund (b)	13,742	1,276,357
iShares MSCI Japan Index Fund	260,867	3,164,317
iShares MSCI South Korea Capped Index Fund (b)	10,515	680,005
iShares MSCI Taiwan Index Fund (b)	31,602	455,701
iShares S&P Global Industrials Sector Index Fund (b)	26,950	1,924,500
SPDR S&P 500 ETF Trust	13,642	2,519,268
State Street Navigator Securities Lending Prime Portfolio (c)	6,238,728	6,238,728
Vanguard Consumer Discretionary ETF (b)	14,908	1,611,853

	Number of Shares	Value
Vanguard Financials ETF (b)	35,790	$1,591,223
Vanguard FTSE Europe ETF	43,128	2,535,926
Vanguard Information Technology ETF (b)	5,662	506,862
Vanguard MSCI Emerging Markets ETF	14,254	586,410

		24,321,511

TOTAL MUTUAL FUNDS (Cost $22,610,852)		24,321,511

TOTAL LONG-TERM INVESTMENTS (Cost $25,205,454)		26,826,372

	Principal Amount
SHORT-TERM INVESTMENTS — 4.9%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/13, 0.010%, due 1/02/14 (d)	$293,320	293,320

Time Deposits — 0.0%
Euro Time Deposit 0.000% 1/02/14	9,863	9,863

U.S. Treasury Bills — 3.5%
U.S. Treasury Bill 0.000% 2/27/14	762,800	762,716

TOTAL SHORT-TERM INVESTMENTS (Cost $1,065,899)		1,065,899

TOTAL INVESTMENTS — 127.9% (Cost $26,271,353) (e)		27,892,271

Other Assets/(Liabilities) — (27.9)%		(6,087,869)

NET ASSETS — 100.0%		$21,804,402

Notes to Consolidated Portfolio of Investments

ETF	Exchange-Traded Fund
MXN	Mexican Peso
RUB	Russian Ruble
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2013, was $6,108,657. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $293,320. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/25/39, and an aggregate market value, including accrued interest, of $301,489.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 0.4%
Chemicals — 0.4%
Potash Corp. of Saskatchewan, Inc.	15,390	$507,254

Communications — 5.4%
Internet — 0.4%
Symantec Corp.	21,690	511,450

Media — 1.5%
Comcast Corp. Class A	13,420	697,370
Liberty Media Corp. Class A (a)	3,820	559,439
The Walt Disney Co.	8,230	628,772

		1,885,581

Telecommunications — 3.5%
Cisco Systems, Inc.	76,810	1,724,385
Telefonica SA Sponsored ADR (Spain)	30,970	506,050
Verizon Communications, Inc.	27,460	1,349,384
Vodafone Group PLC Sponsored ADR (United Kingdom)	11,600	455,996
Windstream Corp. (b)	36,980	295,100

		4,330,915

		6,727,946

Consumer, Cyclical — 10.9%
Airlines — 1.5%
Delta Air Lines, Inc.	69,180	1,900,374

Auto Manufacturers — 0.8%
Daimler AG	12,070	1,054,194

Automotive & Parts — 1.5%
Johnson Controls, Inc.	35,550	1,823,715

Entertainment — 0.5%
Cinemark Holdings, Inc.	20,200	673,266

Household Products — 0.7%
Reckitt Benckiser Group PLC Sponsored ADR (United Kingdom) (b)	54,930	883,824

Housewares — 0.6%
Newell Rubbermaid, Inc.	24,160	783,026

Leisure Time — 0.9%
Royal Caribbean Cruises Ltd.	22,740	1,078,331

Lodging — 1.1%
MGM Resorts International (a)	57,350	1,348,872

Retail — 3.3%
Costco Wholesale Corp.	7,450	886,625
The Gap, Inc.	18,190	710,865
Lowe’s Cos., Inc.	16,900	837,395
McDonald’s Corp.	3,110	301,763

	Number of Shares	Value
Walgreen Co.	25,430	$1,460,699

		4,197,347

		13,742,949

Consumer, Non-cyclical — 18.6%
Agriculture — 1.0%
Lorillard, Inc.	24,970	1,265,480

Beverages — 1.3%
PepsiCo, Inc.	19,400	1,609,036

Biotechnology — 1.2%
Amgen, Inc.	13,680	1,561,709

Commercial Services — 0.5%
Apollo Education Group, Inc. (a)	24,650	673,438

Foods — 2.8%
ConAgra Foods, Inc.	27,950	941,915
Kraft Foods Group, Inc.	21,120	1,138,791
Sysco Corp.	25,640	925,604
Unilever NV NY Shares	11,210	450,978

		3,457,288

Health Care – Products — 0.8%
Baxter International, Inc.	14,910	1,036,990

Health Care – Services — 3.0%
HCA Holdings, Inc. (a)	13,300	634,543
Thermo Fisher Scientific, Inc.	14,400	1,603,440
UnitedHealth Group, Inc.	19,820	1,492,446

		3,730,429

Pharmaceuticals — 8.0%
Astellas Pharma, Inc. Sponsored ADR (Japan)	51,250	760,345
Bristol-Myers Squibb Co.	14,470	769,081
Cardinal Health, Inc.	32,450	2,167,984
Merck & Co., Inc.	21,560	1,079,078
Pfizer, Inc.	6,100	186,843
Roche Holding AG Sponsored ADR (Switzerland)	29,400	2,063,880
Sanofi ADR (France)	40,850	2,190,785
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	19,900	797,592

		10,015,588

		23,349,958

Energy — 11.2%
Oil & Gas — 8.1%
Anadarko Petroleum Corp.	19,760	1,567,363
BP PLC Sponsored ADR (United Kingdom)	35,400	1,720,794
Occidental Petroleum Corp.	21,260	2,021,826
Phillips 66	15,300	1,180,089
Pioneer Natural Resources Co.	2,800	515,396

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Suncor Energy, Inc.	91,330	$3,201,117

		10,206,585

Oil & Gas Services — 2.1%
National Oilwell Varco, Inc.	15,870	1,262,141
Schlumberger Ltd.	15,220	1,371,474

		2,633,615

Pipelines — 1.0%
Enbridge, Inc.	29,700	1,297,296

		14,137,496

Financial — 23.6%
Banks — 2.8%
Capital One Financial Corp.	29,800	2,282,978
U.S. Bancorp	21,990	888,396
Wells Fargo & Co.	6,890	312,806

		3,484,180

Diversified Financial — 11.6%
The Charles Schwab Corp.	52,500	1,365,000
CIT Group, Inc.	20,910	1,090,038
Citigroup, Inc.	89,540	4,665,930
CME Group, Inc.	9,970	782,246
The Goldman Sachs Group, Inc.	16,920	2,999,239
JP Morgan Chase & Co.	7,020	410,530
Morgan Stanley	78,900	2,474,304
SLM Corp.	30,340	797,335

		14,584,622

Insurance — 8.4%
ACE Ltd.	18,430	1,908,058
Aflac, Inc.	23,340	1,559,112
American International Group, Inc.	39,950	2,039,447
Aon PLC	11,310	948,796
MetLife, Inc.	36,110	1,947,051
Sun Life Financial, Inc.	21,630	764,188
The Allstate Corp.	25,370	1,383,680

		10,550,332

Real Estate Investment Trusts (REITS) — 0.8%
Public Storage	7,230	1,088,260

		29,707,394

Industrial — 14.4%
Aerospace & Defense — 1.9%
United Technologies Corp.	21,420	2,437,596

Building Materials — 0.7%
Louisiana-Pacific Corp. (a)	48,480	897,365

Electronics — 1.0%
TE Connectivity Ltd.	23,500	1,295,085

Engineering & Construction — 0.7%
ABB Ltd. Sponsored ADR (Switzerland)	30,550	811,408

	Number of Shares	Value
Environmental Controls — 0.8%
Waste Management, Inc.	21,510	$965,154

Manufacturing — 8.0%
Eaton Corp. PLC	30,530	2,323,944
General Electric Co.	169,720	4,757,251
Parker Hannifin Corp.	10,454	1,344,802
Pentair Ltd.	9,280	720,778
Siemens AG Sponsored ADR (Germany) (b)	6,890	954,334

		10,101,109

Metal Fabricate & Hardware — 0.5%
The Timken Co.	10,460	576,032

Transportation — 0.8%
CSX Corp.	35,270	1,014,718

		18,098,467

Technology — 12.4%
Computers — 5.6%
Apple, Inc.	5,250	2,945,827
EMC Corp.	58,350	1,467,503
NCR Corp. (a)	22,420	763,625
SanDisk Corp.	16,150	1,139,221
Synopsys, Inc. (a)	17,710	718,495

		7,034,671

Office Equipment/Supplies — 0.5%
Xerox Corp.	54,280	660,587

Semiconductors — 3.0%
Analog Devices, Inc.	15,060	767,006
Broadcom Corp. Class A	17,300	512,945
Intel Corp.	52,050	1,351,218
Maxim Integrated Products, Inc.	21,900	611,229
Microchip Technology, Inc. (b)	12,600	563,850

		3,806,248

Software — 3.3%
CA, Inc.	28,620	963,063
Microsoft Corp.	33,860	1,267,380
Oracle Corp.	50,440	1,929,834

		4,160,277

		15,661,783

Utilities — 3.0%
Electric — 2.7%
Duke Energy Corp.	17,900	1,235,279
Edison International	42,880	1,985,344
PG&E Corp.	3,140	126,479

		3,347,102

Gas — 0.3%
Sempra Energy	4,940	443,415

		3,790,517

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $107,305,319)		$125,723,764

TOTAL EQUITIES (Cost $107,305,319)		125,723,764

MUTUAL FUNDS — 2.1%
Diversified Financial — 2.1%
State Street Navigator Securities Lending Prime Portfolio (c)	2,701,962	2,701,962

TOTAL MUTUAL FUNDS (Cost $2,701,962)		2,701,962

TOTAL LONG-TERM INVESTMENTS (Cost $110,007,281)		128,425,726

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/13, 0.010%, due 1/02/14 (d)	$1,335,372	1,335,372

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/14	8,908	8,908

TOTAL SHORT-TERM INVESTMENTS (Cost $1,344,280)		1,344,280

TOTAL INVESTMENTS — 103.1% (Cost $111,351,561) (e)		129,770,006

Other Assets/(Liabilities) — (3.1)%		(3,858,758)

NET ASSETS — 100.0%		$125,911,248

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2013, was $2,637,737. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $ 3,153,736. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 03/20/28, and an aggregate market value, including accrued interest, of $ 3,218,061.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 2.5%
Chemicals — 1.1%
Air Products & Chemicals, Inc.	1,100	$122,958
Ashland, Inc.	2,300	223,192
Cabot Corp.	100	5,140
CF Industries Holdings, Inc.	2,008	467,944
Cytec Industries, Inc.	900	83,844
The Dow Chemical Co.	44,510	1,976,244
Huntsman Corp.	9,400	231,240
Kronos Worldwide, Inc.	100	1,905
The Mosaic Co.	5,500	259,985
PPG Industries, Inc.	1,980	375,527
RPM International, Inc.	2,500	103,775
W.R. Grace & Co. (a)	100	9,887
Westlake Chemical Corp.	1,330	162,353

		4,023,994

Forest Products & Paper — 0.3%
Domtar Corp.	4,900	462,266
International Paper Co.	2,200	107,866
MeadWestvaco Corp.	3,300	121,869
Rock-Tenn Co. Class A	2,900	304,529

		996,530

Iron & Steel — 0.3%
Allegheny Technologies, Inc.	200	7,126
Cliffs Natural Resources, Inc.	10,800	283,068
Nucor Corp.	200	10,676
Reliance Steel & Aluminum Co.	5,800	439,872
Steel Dynamics, Inc.	16,700	326,318
United States Steel Corp.	4,290	126,555

		1,193,615

Mining — 0.8%
Alcoa, Inc.	76,800	816,384
Freeport-McMoRan Copper & Gold, Inc.	40,931	1,544,736
Newmont Mining Corp.	9,200	211,876
Vulcan Materials Co.	2,000	118,840

		2,691,836

		8,905,975

Communications — 7.3%
Internet — 0.3%
AOL, Inc. (a)	1,400	65,268
CDW Corp.	7,300	170,528
Liberty Interactive Corp. Class A (a)	10,600	311,110
Symantec Corp.	12,400	292,392
Yahoo!, Inc. (a)	300	12,132

		851,430

	Number of Shares	Value
Media — 2.6%
CBS Corp. Class B	2,000	$127,480
Comcast Corp. Class A	8,600	446,899
Gannett Co., Inc.	16,155	477,865
Graham Holdings Co. Class B	936	620,867
John Wiley & Sons, Inc. Class A	5,100	281,520
Liberty Global PLC Series A (a)	200	17,798
Liberty Media Corp. Class A (a)	3,750	549,187
The McGraw Hill Financial, Inc.	3,500	273,700
Nielsen Holdings NV	4,400	201,916
Sirius XM Holdings, Inc. (a)	8,700	30,363
Starz Class A (a)	18,357	536,759
Thomson Reuters Corp.	1,400	52,948
Time Warner, Inc.	26,390	1,839,911
Twenty-First Century Fox Class A	11,400	401,052
The Walt Disney Co.	43,590	3,330,276

		9,188,541

Telecommunications — 4.4%
Amdocs Ltd.	4,400	181,456
AT&T, Inc.	202,014	7,102,812
CenturyLink, Inc.	9,507	302,798
Cisco Systems, Inc.	221,000	4,961,450
Corning, Inc.	28,800	513,216
EchoStar Corp. Class A (a)	3,700	183,964
Frontier Communications Corp.	72,189	335,679
Harris Corp.	14,300	998,283
Intelsat SA (a)	600	13,524
Juniper Networks, Inc. (a)	4,900	110,593
Polycom, Inc. (a)	4,700	52,781
Sprint Corp. (a)	24,500	263,375
T-Mobile US, Inc.	5,250	176,610
Telephone & Data Systems, Inc.	4,918	126,786
US Cellular Corp.	500	20,910
Windstream Corp.	462	3,687

		15,347,924

		25,387,895

Consumer, Cyclical — 5.9%
Airlines — 0.5%
Alaska Air Group, Inc.	10,000	733,700
Delta Air Lines, Inc.	23,000	631,810
Southwest Airlines Co.	28,700	540,708

		1,906,218

Apparel — 0.1%
Ascena Retail Group, Inc. (a)	5,900	124,844
Deckers Outdoor Corp. (a)	2,400	202,704

		327,548

Auto Manufacturers — 1.1%
Ford Motor Co.	125,200	1,931,836
General Motors Co. (a)	32,300	1,320,101
Navistar International Corp. (a)	1,200	45,828

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oshkosh Corp.	7,700	$387,926
Paccar, Inc.	600	35,502

		3,721,193

Automotive & Parts — 0.7%
Allison Transmission Holdings, Inc.	1,100	30,371
Johnson Controls, Inc.	30,200	1,549,260
Lear Corp.	5,800	469,626
TRW Automotive Holdings Corp. (a)	7,590	564,620

		2,613,877

Distribution & Wholesale — 0.2%
Ingram Micro, Inc. Class A (a)	10,500	246,330
MRC Global, Inc. (a)	1,400	45,164
Tech Data Corp. (a)	6,900	356,040
WESCO International, Inc. (a)	1,200	109,284

		756,818

Entertainment — 0.2%
Gaming and Leisure Properties, Inc. (a)	900	45,729
Penn National Gaming, Inc. (a)	22,000	315,260
Regal Entertainment Group Class A	22,500	437,625

		798,614

Home Builders — 0.2%
D.R. Horton, Inc.	1,100	24,552
Lennar Corp. Class A	2,000	79,120
Taylor Morrison Home Corp. Class A (a)	15,400	345,730
Toll Brothers, Inc. (a)	3,100	114,700

		564,102

Home Furnishing — 0.3%
Harman International Industries, Inc.	2,500	204,625
Whirlpool Corp.	4,420	693,321

		897,946

Housewares — 0.1%
Newell Rubbermaid, Inc.	5,600	181,496

Leisure Time — 0.1%
Carnival Corp.	1,700	68,289
Norwegian Cruise Line Holdings Ltd. (a)	200	7,094
Royal Caribbean Cruises Ltd.	4,300	203,906

		279,289

Lodging — 0.4%
Hyatt Hotels Corp. Class A (a)	6,500	321,490
MGM Resorts International (a)	23,100	543,312
Starwood Hotels & Resorts Worldwide, Inc.	5,200	413,140

		1,277,942

Retail — 2.0%
Abercrombie & Fitch Co. Class A	2,700	88,857
American Eagle Outfitters, Inc.	5,300	76,320

	Number of Shares	Value
Best Buy Co., Inc.	14,400	$574,272
Chico’s FAS, Inc.	2,500	47,100
CST Brands, Inc.	19,100	701,352
CVS Caremark Corp.	27,700	1,982,489
Dillard’s, Inc. Class A	400	38,884
DSW, Inc. Class A	1,000	42,730
Foot Locker, Inc.	5,600	232,064
GameStop Corp. Class A	14,000	689,640
Guess?, Inc.	8,200	254,774
J.C. Penney Co., Inc. (a)	15,800	144,570
Kohl’s Corp.	7,100	402,925
Macy’s, Inc.	3,344	178,570
PVH Corp.	40	5,441
Signet Jewelers Ltd.	300	23,610
Staples, Inc.	31,500	500,535
Target Corp.	1,200	75,924
Wal-Mart Stores, Inc.	1,600	125,904
Walgreen Co.	11,100	637,584
World Fuel Services Corp.	3,500	151,060

		6,974,605

Textiles — 0.0%
Cintas Corp.	800	47,672
Mohawk Industries, Inc. (a)	610	90,829

		138,501

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	700	38,507

		20,476,656

Consumer, Non-cyclical — 17.9%
Agriculture — 0.7%
Archer-Daniels-Midland Co.	38,800	1,683,920
Bunge Ltd.	7,500	615,825
Reynolds American, Inc.	1,840	91,982

		2,391,727

Beverages — 0.3%
Constellation Brands, Inc. Class A (a)	9,330	656,645
Molson Coors Brewing Co. Class B	8,960	503,104

		1,159,749

Biotechnology — 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	720	88,999
Charles River Laboratories International, Inc. (a)	2,000	106,080
Life Technologies Corp. (a)	2,760	209,208

		404,287

Commercial Services — 1.0%
Aaron’s, Inc.	500	14,700
The ADT Corp.	4,600	186,162
Apollo Education Group, Inc. (a)	23,900	652,948
Booz Allen Hamilton Holding Corp.	7,500	143,625
CoreLogic, Inc. (a)	500	17,765

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Corrections Corporation of America	1,505	$48,265
DeVry, Inc.	5,700	202,350
Donnelley (R.R.) & Sons Co.	29,700	602,316
KAR Auction Services, Inc.	800	23,640
Lender Processing Services, Inc.	200	7,476
Manpower, Inc.	6,900	592,434
Paychex, Inc.	300	13,659
Quanta Services, Inc. (a)	6,200	195,672
Service Corp. International	5,400	97,902
Total System Services, Inc.	1,200	39,936
Towers Watson & Co. Class A	1,200	153,132
Weight Watchers International, Inc.	16,900	556,517

		3,548,499

Cosmetics & Personal Care — 2.3%
The Procter & Gamble Co.	98,910	8,052,263

Foods — 0.9%
Campbell Soup Co.	1,000	43,280
Dean Foods Co. (a)	4,600	79,074
Ingredion, Inc.	2,070	141,712
The J.M. Smucker Co.	1,820	188,589
Mondelez International, Inc. Class A	42,750	1,509,075
Safeway, Inc.	5,500	179,135
Sysco Corp.	400	14,440
Tyson Foods, Inc. Class A	28,600	956,956

		3,112,261

Health Care – Products — 3.8%
Alere, Inc. (a)	12,000	434,400
Boston Scientific Corp. (a)	55,500	667,110
CareFusion Corp. (a)	10,100	402,182
Covidien PLC	6,900	469,890
Hill-Rom Holdings, Inc.	7,600	314,184
Hologic, Inc. (a)	2,300	51,405
Johnson & Johnson	79,900	7,318,041
Medtronic, Inc.	48,900	2,806,371
QIAGEN NV (a)	200	4,762
St. Jude Medical, Inc.	4,100	253,995
Stryker Corp.	5,500	413,270
Zimmer Holdings, Inc.	2,800	260,932

		13,396,542

Health Care – Services — 2.7%
Aetna, Inc.	9,921	680,481
Cigna Corp.	10,300	901,044
Community Health Systems, Inc. (a)	5,400	212,058
HCA Holdings, Inc. (a)	8,100	386,451
Health Net, Inc. (a)	2,200	65,274
Humana, Inc.	5,540	571,839
LifePoint Hospitals, Inc. (a)	1,400	73,976
MEDNAX, Inc. (a)	400	21,352
Quest Diagnostics, Inc.	4,800	256,992
Thermo Fisher Scientific, Inc.	13,660	1,521,041

	Number of Shares	Value
UnitedHealth Group, Inc.	36,300	$2,733,390
Universal Health Services, Inc. Class B	4,600	373,796
WellPoint, Inc.	16,700	1,542,913

		9,340,607

Household Products — 0.3%
Avery Dennison Corp.	11,200	562,128
Beam, Inc.	960	65,338
The Clorox Co.	1,100	102,036
Kimberly-Clark Corp.	2,350	245,481

		974,983

Pharmaceuticals — 5.8%
Abbott Laboratories	50,300	1,927,999
Bristol-Myers Squibb Co.	2,300	122,245
Cardinal Health, Inc.	14,600	975,426
DENTSPLY International, Inc.	100	4,848
Eli Lilly & Co.	31,420	1,602,420
Express Scripts Holding Co. (a)	3,800	266,912
Forest Laboratories, Inc. (a)	5,000	300,150
Hospira, Inc. (a)	700	28,896
Merck & Co., Inc.	84,128	4,210,607
Omnicare, Inc.	6,400	386,304
Patterson Cos., Inc.	200	8,240
Pfizer, Inc.	325,213	9,961,274
VCA Antech, Inc. (a)	11,000	344,960

		20,140,281

		62,521,199

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,800	221,052

Energy — 14.2%
Coal — 0.1%
Peabody Energy Corp.	8,100	158,193

Energy – Alternate Sources — 0.2%
Covanta Holding Corp.	2,900	51,475
First Solar, Inc. (a)	11,300	617,432

		668,907

Oil & Gas — 12.8%
Anadarko Petroleum Corp.	19,250	1,526,910
Apache Corp.	16,928	1,454,792
Chesapeake Energy Corp.	24,700	670,358
Chevron Corp.	70,425	8,796,787
Cimarex Energy Co.	3,500	367,185
ConocoPhillips	40,048	2,829,391
Denbury Resources, Inc. (a)	24,914	409,337
Devon Energy Corp.	7,350	454,744
Diamond Offshore Drilling, Inc.	1,000	56,920
Exxon Mobil Corp.	147,800	14,957,360
Helmerich & Payne, Inc.	3,900	327,912
Hess Corp.	6,000	498,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marathon Oil Corp.	24,200	$854,260
Marathon Petroleum Corp.	15,200	1,394,296
Murphy Oil Corp.	9,600	622,848
Murphy USA, Inc. (a)	19,900	827,044
Nabors Industries Ltd.	20,800	353,392
Newfield Exploration Co. (a)	9,300	229,059
Noble Energy, Inc.	80	5,449
Occidental Petroleum Corp.	31,170	2,964,267
Patterson-UTI Energy, Inc.	6,900	174,708
PBF Energy, Inc. Class A	14,300	449,878
Phillips 66	32,500	2,506,725
QEP Resources, Inc.	1,900	58,235
Questar Corp.	6,100	140,239
Rowan Cos. PLC Class A (a)	4,600	162,656
SandRidge Energy, Inc. (a)	7,700	46,739
Tesoro Corp.	4,100	239,850
Unit Corp. (a)	700	36,134
Valero Energy Corp.	15,264	769,306
Whiting Petroleum Corp. (a)	8,700	538,269
WPX Energy, Inc. (a)	66	1,345

		44,724,395

Oil & Gas Services — 0.9%
Baker Hughes, Inc.	22,003	1,215,886
HollyFrontier Corp.	8,200	407,458
National Oilwell Varco, Inc.	13,000	1,033,890
Oil States International, Inc. (a)	2,820	286,850
RPC, Inc.	1,500	26,775
Superior Energy Services, Inc. (a)	9,400	250,134
Tidewater, Inc.	130	7,705

		3,228,698

Pipelines — 0.2%
National Fuel Gas Co.	150	10,710
Spectra Energy Corp.	17,400	619,788

		630,498

		49,410,691

Financial — 28.6%
Banks — 9.0%
Associated Banc-Corp.	7,350	127,890
Bank of America Corp.	365,573	5,691,972
Bank of Hawaii Corp.	920	54,409
Bank of New York Mellon Corp.	45,450	1,588,023
BB&T Corp.	13,019	485,869
BOK Financial Corp.	700	46,424
Capital One Financial Corp.	24,850	1,903,759
CapitalSource, Inc.	36,500	524,505
City National Corp.	1,970	156,063
Comerica, Inc.	8,600	408,844
Commerce Bancshares, Inc.	3,730	167,514
Cullen/Frost Bankers, Inc.	1,000	74,430
East West Bancorp, Inc.	6,900	241,293
Fifth Third Bancorp	42,360	890,831

	Number of Shares	Value
First Citizens BancShares, Inc. Class A	438	$97,512
First Horizon National Corp.	3,016	35,136
First Republic Bank	2,600	136,110
Fulton Financial Corp.	4,800	62,784
Huntington Bancshares, Inc.	57,971	559,420
KeyCorp	43,700	586,454
M&T Bank Corp.	4,655	541,935
Northern Trust Corp.	3,600	222,804
PNC Financial Services Group, Inc.	27,236	2,112,969
Popular, Inc. (a)	3,100	89,063
Regions Financial Corp.	45,260	447,621
Signature Bank (a)	1,500	161,130
State Street Corp.	17,200	1,262,308
SunTrust Banks, Inc.	10,000	368,100
SVB Financial Group (a)	1,700	178,262
Synovus Financial Corp.	22,200	79,920
U.S. Bancorp	69,490	2,807,396
Valley National Bancorp	7,168	72,540
Wells Fargo & Co.	190,510	8,649,154
Zions Bancorp	17,750	531,790

		31,364,234

Diversified Financial — 7.5%
Air Lease Corp.	2,200	68,376
Ameriprise Financial, Inc.	6,430	739,771
BlackRock, Inc.	3,010	952,575
The Charles Schwab Corp.	19,400	504,400
CIT Group, Inc.	5,000	260,650
Citigroup, Inc.	125,271	6,527,872
CME Group, Inc.	6,060	475,468
Discover Financial Services	19,800	1,107,810
E*TRADE Financial Corp. (a)	10,500	206,220
Federated Investors, Inc. Class B	300	8,640
The Goldman Sachs Group, Inc.	19,170	3,398,074
Interactive Brokers Group, Inc. Class A	2,900	70,586
IntercontinentalExchange, Inc.	677	152,271
Invesco Ltd.	16,100	586,040
JP Morgan Chase & Co.	124,927	7,305,731
Legg Mason, Inc.	10,000	434,800
Morgan Stanley	63,000	1,975,680
The NASDAQ OMX Group, Inc.	4,100	163,180
Raymond James Financial, Inc.	4,500	234,855
SLM Corp.	26,600	699,048
TD Ameritrade Holding Corp.	7,700	235,928

		26,107,975

Insurance — 8.9%
ACE Ltd.	12,700	1,314,831
Aflac, Inc.	9,900	661,320
Alleghany Corp. (a)	235	93,991
Allied World Assurance Co. Holdings Ltd.	3,120	351,967

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Financial Group, Inc.	3,500	$202,020
American International Group, Inc.	62,102	3,170,307
American National Insurance Co.	1,120	128,285
Aon PLC	2,460	206,369
Arch Capital Group Ltd. (a)	4,100	244,729
Aspen Insurance Holdings Ltd.	5,600	231,336
Assurant, Inc.	10,790	716,132
Assured Guaranty Ltd.	22,900	540,211
Axis Capital Holdings Ltd.	9,400	447,158
Berkshire Hathaway, Inc. Class B (a)	58,040	6,881,222
Brown & Brown, Inc.	1,100	34,529
The Chubb Corp.	6,660	643,556
Cincinnati Financial Corp.	3,620	189,579
CNA Financial Corp.	10,100	433,189
Endurance Specialty Holdings Ltd.	8,900	522,163
Everest Re Group Ltd.	1,680	261,862
Fidelity National Financial, Inc. Class A	5,700	184,965
Genworth Financial, Inc. Class A (a)	36,460	566,224
The Hanover Insurance Group, Inc.	9,300	555,303
The Hartford Financial Services Group, Inc.	17,490	633,663
HCC Insurance Holdings, Inc.	4,470	206,246
ING US, Inc.	9,100	319,865
Kemper Corp.	1,650	67,452
Lincoln National Corp.	13,598	701,929
Loews Corp.	4,320	208,397
Markel Corp. (a)	5	2,902
Marsh & McLennan Cos., Inc.	3,600	174,096
MBIA, Inc. (a)	3,100	37,014
Mercury General Corp.	790	39,271
MetLife, Inc.	31,840	1,716,813
Old Republic International Corp.	9,200	158,884
PartnerRe Ltd.	4,800	506,064
Principal Financial Group, Inc.	15,600	769,236
ProAssurance Corp.	3,800	184,224
The Progressive Corp.	3,300	89,991
Protective Life Corp.	9,480	480,257
Prudential Financial, Inc.	13,200	1,217,304
Reinsurance Group of America, Inc. Class A	4,650	359,956
RenaissanceRe Holdings Ltd.	4,700	457,498
StanCorp Financial Group, Inc.	8,070	534,637
The Allstate Corp.	21,000	1,145,340
Torchmark Corp.	3,660	286,029
The Travelers Cos., Inc.	10,669	965,971
Unum Group	13,900	487,612
Validus Holdings Ltd.	2,800	112,812
W.R. Berkley Corp.	2,100	91,119
White Mountains Insurance Group Ltd.	353	212,887
XL Group PLC	9,550	304,072

		31,052,789

	Number of Shares	Value
Investment Companies — 0.1%
American Capital Ltd. (a)	5,900	$92,276
Ares Capital Corp.	8,100	143,937

		236,213

Real Estate — 0.1%
The Howard Hughes Corp. (a)	600	72,060
Jones Lang LaSalle, Inc.	3,100	317,409
Realogy Holdings Corp. (a)	700	34,629
WP Carey, Inc.	2,600	159,510

		583,608

Real Estate Investment Trusts (REITS) — 2.6%
Alexandria Real Estate Equities, Inc.	1,600	101,792
American Campus Communities, Inc.	100	3,221
American Capital Agency Corp.	12,000	231,480
Annaly Capital Management, Inc.	51,060	509,068
AvalonBay Communities, Inc.	4	473
BioMed Realty Trust, Inc.	1,600	28,992
Boston Properties, Inc.	6,850	687,534
Brandywine Realty Trust	7,200	101,448
BRE Properties, Inc.	2,200	120,362
Camden Property Trust	1,700	96,696
CBL & Associates Properties, Inc.	6,500	116,740
Chimera Investment Corp.	101,900	315,890
CommonWealth	10,367	241,655
DDR Corp.	300	4,611
Digital Realty Trust, Inc.	3,500	171,920
Douglas Emmett, Inc.	4,700	109,463
Duke Realty Corp.	11,900	178,976
Equity Residential	11,900	617,253
Essex Property Trust, Inc.	1,650	236,791
Extra Space Storage, Inc.	3,100	130,603
Federal Realty Investment Trust	700	70,987
General Growth Properties, Inc.	540	10,838
Hatteras Financial Corp.	400	6,536
HCP, Inc.	12,700	461,264
Health Care, Inc.	400	21,428
Home Properties, Inc.	2,300	123,326
Hospitality Properties Trust	4,540	122,716
Host Hotels & Resorts, Inc.	41,703	810,706
Kilroy Realty Corp.	200	10,036
Kimco Realty Corp.	17,000	335,750
Liberty Property Trust	2,170	73,498
The Macerich Co.	6,182	364,058
Mack-Cali Realty Corp.	3,560	76,469
MFA Financial, Inc.	20,800	146,848
Mid-America Apartment Communities, Inc.	100	6,074
National Retail Properties, Inc.	4,300	130,419
Piedmont Office Realty Trust, Inc. Class A	7,600	125,552
Post Properties, Inc.	900	40,707
Prologis, Inc.	785	29,006

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Realty Income Corp.	3,400	$126,922
Regency Centers Corp.	500	23,150
Retail Properties of America, Inc. Class A	6,000	76,320
Senior Housing Properties Trust	11,400	253,422
Simon Property Group, Inc.	580	88,253
SL Green Realty Corp.	4,900	452,662
Starwood Property Trust, Inc.	15,000	415,500
Two Harbors Investment Corp.	25,400	235,712
UDR, Inc.	1,900	44,365
Ventas, Inc.	300	17,184
Vornado Realty Trust	1,858	164,972
Weingarten Realty Investors	5,400	148,068

		9,017,716

Savings & Loans — 0.4%
BankUnited, Inc.	900	29,628
First Niagara Financial Group, Inc.	34,600	367,452
Hudson City Bancorp, Inc.	10,350	97,601
New York Community Bancorp, Inc.	21,290	358,736
People’s United Financial, Inc.	18,900	285,768
Washington Federal, Inc.	16,116	375,342

		1,514,527

		99,877,062

Industrial — 10.7%
Aerospace & Defense — 1.5%
Alliant Techsystems, Inc.	1,550	188,604
Exelis, Inc.	31,700	604,202
General Dynamics Corp.	9,780	934,479
L-3 Communications Holdings, Inc.	5,160	551,398
Northrop Grumman Corp.	11,860	1,359,274
Raytheon Co.	13,070	1,185,449
Rockwell Collins, Inc.	400	29,568
Spirit AeroSystems Holdings, Inc. Class A (a)	7,700	262,416
United Technologies Corp.	2,470	281,086

		5,396,476

Building Materials — 0.0%
Fortune Brands Home & Security, Inc.	800	36,560

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	5,400	378,972
Energizer Holdings, Inc.	2,720	294,413
Hubbell, Inc. Class B	400	43,560

		716,945

Electronics — 1.0%
Agilent Technologies, Inc.	10,000	571,900
Allegion PLC (a)	600	26,514
Arrow Electronics, Inc. (a)	8,600	466,550
Avnet, Inc.	8,000	352,880
AVX Corp.	12,500	174,125

	Number of Shares	Value
Dolby Laboratories, Inc. Class A (a)	1,400	$53,984
FLIR Systems, Inc.	5,200	156,520
Garmin Ltd.	3,300	152,526
Gentex Corp.	27,800	917,122
Jabil Circuit, Inc.	24,800	432,512
PerkinElmer, Inc.	310	12,781
Vishay Intertechnology, Inc. (a)	9,800	129,948

		3,447,362

Engineering & Construction — 0.5%
AECOM Technology Corp. (a)	23,300	685,719
Fluor Corp.	2,200	176,638
Jacobs Engineering Group, Inc. (a)	4,500	283,455
KBR, Inc.	2,400	76,536
McDermott International, Inc. (a)	9,900	90,684
URS Corp.	10,300	545,797

		1,858,829

Environmental Controls — 0.2%
Republic Services, Inc.	4,690	155,708
Waste Connections, Inc.	450	19,633
Waste Management, Inc.	11,340	508,826

		684,167

Hand & Machine Tools — 0.1%
Kennametal, Inc.	2,800	145,796
Snap-on, Inc.	2,030	222,326
Stanley Black & Decker, Inc.	1,035	83,514

		451,636

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	19,300	1,752,633
CNH Industrial NV (a)	22,584	256,329
Ingersoll-Rand PLC	1,800	110,880
Joy Global, Inc.	4,500	263,205
Terex Corp.	14,900	625,651

		3,008,698

Machinery – Diversified — 0.4%
AGCO Corp.	5,870	347,445
Cummins, Inc.	1,200	169,164
IDEX Corp.	5,600	413,560
Xylem, Inc.	5,200	179,920
Zebra Technologies Corp. Class A (a)	3,600	194,688

		1,304,777

Manufacturing — 4.8%
3M Co.	2,460	345,015
A.O. Smith Corp.	900	48,546
AptarGroup, Inc.	1,000	67,810
Carlisle Cos., Inc.	2,000	158,800
Crane Co.	4,120	277,070
Danaher Corp.	16,600	1,281,520
Dover Corp.	5,600	540,624
Eaton Corp. PLC	3,072	233,841
General Electric Co.	421,790	11,822,774

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Illinois Tool Works, Inc.	2,700	$227,016
Leggett & Platt, Inc.	4,610	142,633
Parker Hannifin Corp.	5,360	689,510
Pentair Ltd.	5,319	413,127
SPX Corp.	1,700	169,337
Teleflex, Inc.	1,020	95,737
Trinity Industries, Inc.	4,700	256,244

		16,769,604

Metal Fabricate & Hardware — 0.1%
The Timken Co.	3,100	170,717

Packaging & Containers — 0.1%
Bemis Co., Inc.	760	31,130
Crown Holdings, Inc. (a)	900	40,113
Greif, Inc. Class A	1,900	99,560
Owens-Illinois, Inc. (a)	2,300	82,294
Sonoco Products Co.	4,200	175,224

		428,321

Transportation — 0.8%
Con-way, Inc.	4,400	174,724
CSX Corp.	14,800	425,796
FedEx Corp.	9,530	1,370,128
Norfolk Southern Corp.	7,200	668,376
Ryder System, Inc.	1,790	132,066

		2,771,090

Trucking & Leasing — 0.1%
AMERCO (a)	840	199,786
GATX Corp.	4,000	208,680

		408,466

		37,453,648

Technology — 7.0%
Computers — 3.0%
Apple, Inc.	4,640	2,603,550
Brocade Communications Systems, Inc. (a)	46,500	412,455
Computer Sciences Corp.	13,570	758,292
DST Systems, Inc.	5,800	526,292
EMC Corp.	36,200	910,430
Hewlett-Packard Co.	98,100	2,744,838
Lexmark International, Inc. Class A	17,900	635,808
SanDisk Corp.	9,500	670,130
Synopsys, Inc. (a)	3,800	154,166
Western Digital Corp.	11,200	939,680

		10,355,641

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc.	45,600	1,062,480
Xerox Corp.	53,556	651,777

		1,714,257

Semiconductors — 2.6%
Analog Devices, Inc.	2,300	117,139

	Number of Shares	Value
Applied Materials, Inc.	13,800	$244,122
Broadcom Corp. Class A	6,900	204,585
Freescale Semiconductor Ltd. (a)	5,000	80,250
Intel Corp.	221,100	5,739,756
KLA-Tencor Corp.	6,600	425,436
Lam Research Corp. (a)	9,152	498,326
LSI Corp.	16,700	184,034
Marvell Technology Group Ltd.	36,500	524,870
Micron Technology, Inc. (a)	21,600	470,016
NVIDIA Corp.	24,900	398,898
Rovi Corp. (a)	4,700	92,543
Teradyne, Inc. (a)	200	3,524

		8,983,499

Software — 0.9%
Activision Blizzard, Inc.	20,800	370,864
Adobe Systems, Inc. (a)	1,500	89,820
CA, Inc.	17,490	588,538
Compuware Corp.	190	2,130
The Dun & Bradstreet Corp.	2,610	320,378
Electronic Arts, Inc. (a)	13,600	311,984
Fidelity National Information Services, Inc.	9,200	493,856
Leidos Holdings, Inc.	6,950	323,105
Science Applications International Corp.	17,414	575,881
SEI Investments Co.	5,900	204,907
VeriFone Systems, Inc. (a)	2,500	67,050

		3,348,513

		24,401,910

Utilities — 5.6%
Electric — 5.0%
The AES Corp.	62,300	903,973
Alliant Energy Corp.	4,300	221,880
Ameren Corp.	8,060	291,450
American Electric Power Co., Inc.	24,930	1,165,228
Calpine Corp. (a)	700	13,657
CenterPoint Energy, Inc.	23,300	540,094
CMS Energy Corp.	13,900	372,103
Consolidated Edison, Inc.	13,860	766,181
Dominion Resources, Inc.	16,100	1,041,509
DTE Energy Co.	5,510	365,809
Duke Energy Corp.	14,414	994,710
Edison International	25,480	1,179,724
Entergy Corp.	7,500	474,525
Exelon Corp.	69,775	1,911,137
FirstEnergy Corp.	19,927	657,193
Great Plains Energy, Inc.	9,837	238,449
Hawaiian Electric Industries, Inc.	1,700	44,302
Integrys Energy Group, Inc.	940	51,145
MDU Resources Group, Inc.	3,700	113,035
NextEra Energy, Inc.	8,710	745,750
Northeast Utilities	7,081	300,164

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NRG Energy, Inc.	12,600	$361,872
OGE Energy Corp.	7,120	241,368
Pepco Holdings, Inc.	6,910	132,188
PG&E Corp.	22,830	919,592
Pinnacle West Capital Corp.	1,260	66,679
PPL Corp.	21,400	643,926
Public Service Enterprise Group, Inc.	35,500	1,137,420
SCANA Corp.	1,320	61,948
The Southern Co.	9,050	372,046
TECO Energy, Inc.	8,030	138,437
Westar Energy, Inc.	7,600	244,492
Wisconsin Energy Corp.	3,660	151,304
Xcel Energy, Inc.	16,720	467,157

		17,330,447

Gas — 0.6%
AGL Resources, Inc.	10,660	503,472
Atmos Energy Corp.	4,350	197,577
Energen Corp.	1,800	127,350
NiSource, Inc.	8,090	265,999
Sempra Energy	6,910	620,242
UGI Corp.	10,090	418,331
Vectren Corp.	4,150	147,325

		2,280,296

Water — 0.0%
American Water Works Co., Inc.	1,400	59,164
Aqua America, Inc.	2,625	61,924

		121,088

		19,731,831

TOTAL COMMON STOCK (Cost $299,340,487)		348,387,919

TOTAL EQUITIES (Cost $299,340,487)		348,387,919

TOTAL LONG-TERM INVESTMENTS (Cost $299,340,487)		348,387,919

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/13, 0.010%, due 1/02/14 (b)	$1,596,159	1,596,159

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/14	1,485	1,485

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $1,597,644)	$1,597,644

TOTAL INVESTMENTS — 100.2% (Cost $300,938,131) (c)	$349,985,563

Other Assets/(Liabilities) — (0.2)%	(830,780)

NET ASSETS — 100.0%	$349,154,783

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $ 3,153,736. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 03/20/28, and an aggregate market value, including accrued interest, of $ 3,218,061.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.3%
Basic Materials — 3.3%
Chemicals — 0.8%
Air Products & Chemicals, Inc.	11,140	$1,245,230
PPG Industries, Inc.	2,320	440,011

		1,685,241

Mining — 2.5%
Vulcan Materials Co.	83,765	4,977,316

		6,662,557

Communications — 14.2%
Internet — 6.4%
eBay, Inc. (a)	98,550	5,409,410
Google, Inc. Class A (a)	6,548	7,338,409

		12,747,819

Media — 5.8%
Comcast Corp. Class A	19,240	999,807
The McGraw Hill Financial, Inc.	72,830	5,695,306
Time Warner, Inc.	54,100	3,771,852
Twenty-First Century Fox Class A	30,920	1,087,765

		11,554,730

Telecommunications — 2.0%
Amdocs Ltd.	44,730	1,844,665
America Movil SAB de CV Series L ADR (Mexico) (b)	43,606	1,019,072
Corning, Inc.	64,014	1,140,730

		4,004,467

		28,307,016

Consumer, Cyclical — 5.8%
Automotive & Parts — 0.7%
Delphi Automotive PLC	23,400	1,407,042

Retail — 5.1%
AutoZone, Inc. (a)	13,316	6,364,249
PVH Corp.	10,210	1,388,764
The TJX Cos., Inc.	36,280	2,312,125

		10,065,138

		11,472,180

Consumer, Non-cyclical — 29.1%
Agriculture — 3.3%
Philip Morris International, Inc.	74,881	6,524,382

Commercial Services — 1.6%
Towers Watson & Co. Class A	24,536	3,131,039

Foods — 3.0%
Kraft Foods Group, Inc.	13,411	723,121
Mondelez International, Inc. Class A	146,680	5,177,804

		5,900,925

	Number of Shares	Value
Health Care – Products — 4.1%
Covidien PLC	77,349	$5,267,467
Intuitive Surgical, Inc. (a)	7,340	2,819,147

		8,086,614

Health Care – Services — 1.8%
UnitedHealth Group, Inc.	49,330	3,714,549

Household Products — 1.4%
Henkel AG & Co. KGaA	26,667	2,780,220

Pharmaceuticals — 13.9%
AbbVie, Inc.	40,978	2,164,048
Actavis PLC (a)	21,514	3,614,352
Allergan, Inc.	41,770	4,639,812
Express Scripts Holding Co. (a)	95,940	6,738,826
Gilead Sciences, Inc. (a)	24,380	1,832,157
Pfizer, Inc.	95,153	2,914,536
Sanofi	18,580	1,977,766
Zoetis, Inc.	118,305	3,867,390

		27,748,887

		57,886,616

Energy — 9.7%
Oil & Gas — 5.8%
Chevron Corp.	60,010	7,495,849
Noble Energy, Inc.	58,010	3,951,061

		11,446,910

Oil & Gas Services — 3.4%
National Oilwell Varco, Inc.	84,032	6,683,065

Pipelines — 0.5%
Kinder Morgan, Inc.	29,280	1,054,080

		19,184,055

Financial — 17.2%
Diversified Financial — 12.5%
CIT Group, Inc.	93,264	4,861,852
Citigroup, Inc.	46,504	2,423,323
CME Group, Inc.	22,895	1,796,342
Discover Financial Services	117,370	6,566,852
JP Morgan Chase & Co.	155,181	9,074,985

		24,723,354

Insurance — 4.2%
American International Group, Inc.	71,260	3,637,823
Lincoln National Corp.	28,020	1,446,392
Marsh & McLennan Cos., Inc.	68,953	3,334,567

		8,418,782

Real Estate Investment Trusts (REITS) — 0.5%
Digital Realty Trust, Inc. (b)	20,580	1,010,890

		34,153,026

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 11.2%
Aerospace & Defense — 0.2%
L-3 Communications Holdings, Inc.	3,760	$401,794

Electronics — 0.7%
Avnet, Inc.	32,430	1,430,487

Machinery – Diversified — 1.4%
Deere & Co.	30,800	2,812,964

Manufacturing — 4.8%
General Electric Co.	142,150	3,984,464
Tyco International Ltd.	137,170	5,629,457

		9,613,921

Transportation — 4.1%
Canadian National Railway Co.	97,970	5,586,249
CSX Corp.	85,509	2,460,094

		8,046,343

		22,305,509

Technology — 6.4%
Computers — 6.4%
Apple, Inc.	16,215	9,098,399
Western Digital Corp.	42,326	3,551,151

		12,649,550

		12,649,550

Utilities — 1.4%
Electric — 1.4%
Exelon Corp.	72,370	1,982,214
ITC Holdings Corp.	8,030	769,435

		2,751,649

		2,751,649

TOTAL COMMON STOCK (Cost $143,078,152)		195,372,158

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.4%
Household Products — 0.4%
Henkel AG & Co. KGaA 1.260%	7,792	903,957

TOTAL PREFERRED STOCK (Cost $703,188)		903,957

TOTAL EQUITIES (Cost $143,781,340)		196,276,115

	Number of Shares	Value
MUTUAL FUNDS — 0.6%
Diversified Financial — 0.6%
State Street Navigator Securities Lending Prime Portfolio (c)	1,102,994	$1,102,994

TOTAL MUTUAL FUNDS (Cost $1,102,994)		1,102,994

TOTAL LONG-TERM INVESTMENTS (Cost $144,884,334)		197,379,109

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/13, 0.010%, due 1/02/14 (d)	$4,502,520	4,502,520

Time Deposits — 0.0%
Euro Time Deposit 0.010% 1/02/14	8,947	8,947

TOTAL SHORT-TERM INVESTMENTS (Cost $4,511,467)		4,511,467

TOTAL INVESTMENTS — 101.6% (Cost $149,395,801) (e)		201,890,576

Other Assets/(Liabilities) — (1.6)%		(3,250,453)

NET ASSETS — 100.0%		$198,640,123

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2013, was $1,077,892. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,502,523. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/15/40, and an aggregate market value, including accrued interest, of $4,594,428.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 2.3%
Chemicals — 2.3%
Ecolab, Inc.	13,190	$1,375,321
PPG Industries, Inc.	26,120	4,953,919

		6,329,240

Communications — 21.3%
Internet — 13.7%
Amazon.com, Inc. (a)	15,288	6,096,701
Facebook, Inc. Class A (a)	163,280	8,924,885
Google, Inc. Class A (a)	10,570	11,845,905
LinkedIn Corp. (a)	25,340	5,494,472
Priceline.com, Inc. (a)	2,430	2,824,632
TripAdvisor, Inc. (a)	36,120	2,991,820

		38,178,415

Media — 6.3%
Time Warner, Inc.	50,520	3,522,254
Twenty-First Century Fox, Inc.	170,470	5,898,262
The Walt Disney Co.	105,180	8,035,752

		17,456,268

Telecommunications — 1.3%
Cisco Systems, Inc.	158,130	3,550,019

		59,184,702

Consumer, Cyclical — 10.8%
Airlines — 0.4%
Copa Holdings SA Class A	7,700	1,232,847

Apparel — 2.5%
Nike, Inc. Class B	61,450	4,832,428
VF Corp.	34,960	2,179,406

		7,011,834

Retail — 7.9%
Chipotle Mexican Grill, Inc. (a)	2,600	1,385,228
Costco Wholesale Corp.	25,930	3,085,929
CVS Caremark Corp.	72,850	5,213,875
The Home Depot, Inc.	47,960	3,949,027
O’Reilly Automotive, Inc. (a)	10,790	1,388,781
Tiffany & Co.	31,790	2,949,476
The TJX Cos., Inc.	61,910	3,945,524

		21,917,840

		30,162,521

Consumer, Non-cyclical — 29.6%
Beverages — 2.5%
Brown-Forman Corp. Class B	39,235	2,964,989
SABMiller PLC	80,160	4,128,102

		7,093,091

	Number of Shares	Value
Biotechnology — 7.9%
Amgen, Inc.	26,850	$3,065,196
Biogen Idec, Inc. (a)	33,410	9,346,448
Celgene Corp. (a)	36,199	6,116,183
Vertex Pharmaceuticals, Inc. (a)	47,240	3,509,932

		22,037,759

Commercial Services — 6.1%
FleetCor Technologies, Inc. (a)	13,440	1,574,765
MasterCard, Inc. Class A	8,480	7,084,701
United Rentals, Inc. (a)	42,450	3,308,977
Visa, Inc. Class A	22,600	5,032,568

		17,001,011

Foods — 1.8%
Flowers Foods, Inc.	33,210	713,018
The Hershey Co.	13,160	1,279,547
The J.M. Smucker Co.	28,790	2,983,220

		4,975,785

Health Care – Products — 1.7%
Becton, Dickinson & Co.	14,670	1,620,888
Medtronic, Inc.	52,570	3,016,993

		4,637,881

Health Care – Services — 2.1%
Thermo Fisher Scientific, Inc.	13,860	1,543,311
UnitedHealth Group, Inc.	56,730	4,271,769

		5,815,080

Pharmaceuticals — 7.5%
Allergan, Inc.	8,380	930,850
Bristol-Myers Squibb Co.	89,600	4,762,240
Gilead Sciences, Inc. (a)	110,270	8,286,791
Pfizer, Inc.	139,110	4,260,939
Roche Holding AG	9,341	2,618,441

		20,859,261

		82,419,868

Energy — 5.8%
Oil & Gas — 3.5%
Antero Resources Corp. (a)	27,420	1,739,525
Ensco PLC Class A	11,300	646,134
EOG Resources, Inc.	12,130	2,035,899
Noble Corp. PLC	17,670	662,095
Noble Energy, Inc.	25,550	1,740,210
Pioneer Natural Resources Co.	15,670	2,884,377

		9,708,240

Oil & Gas Services — 2.3%
Halliburton Co.	70,260	3,565,695
Oceaneering International, Inc.	37,360	2,946,957

		6,512,652

		16,220,892

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 7.9%
Banks — 0.9%
Northern Trust Corp.	41,490	$2,567,816

Diversified Financial — 5.1%
Ameriprise Financial, Inc.	34,560	3,976,128
The Charles Schwab Corp.	134,280	3,491,280
The Goldman Sachs Group, Inc.	19,000	3,367,940
Invesco Ltd.	88,440	3,219,216

		14,054,564

Insurance — 1.7%
Aon PLC	55,440	4,650,861

Real Estate Investment Trusts (REITS) — 0.2%
American Tower Corp.	7,390	589,870

		21,863,111

Industrial — 7.6%
Aerospace & Defense — 1.2%
BE Aerospace, Inc. (a)	38,290	3,332,379

Building Materials — 0.6%
Fortune Brands Home & Security, Inc.	37,220	1,700,954

Electrical Components & Equipment — 0.7%
AMETEK, Inc.	37,010	1,949,317

Electronics — 0.3%
Allegion PLC (a)	20,593	910,005

Machinery – Construction & Mining — 1.4%
Ingersoll-Rand PLC	61,780	3,805,648

Manufacturing — 1.6%
Honeywell International, Inc.	12,570	1,148,521
Parker Hannifin Corp.	25,990	3,343,353

		4,491,874

Metal Fabricate & Hardware — 1.8%
Precision Castparts Corp.	18,040	4,858,172

		21,048,349

Technology — 13.8%
Computers — 9.6%
Apple, Inc.	31,872	17,883,698
EMC Corp.	224,100	5,636,115
Western Digital Corp.	38,050	3,192,395

		26,712,208

Semiconductors — 0.8%
Xilinx, Inc.	47,190	2,166,965

Software — 3.4%
Autodesk, Inc. (a)	106,990	5,384,806
Cerner Corp. (a)	38,200	2,129,268
Salesforce.com, Inc. (a)	34,420	1,899,640

		9,413,714

		38,292,887

		Value
TOTAL COMMON STOCK (Cost $204,772,172)		$275,521,570

TOTAL EQUITIES (Cost $204,772,172)		275,521,570

TOTAL LONG-TERM INVESTMENTS (Cost $204,772,172)		275,521,570

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/13, 0.010%, due 1/02/14 (b)	$2,231,792	2,231,792

TOTAL SHORT-TERM INVESTMENTS (Cost $2,231,792)		2,231,792

TOTAL INVESTMENTS — 99.9% (Cost $207,003,964) (c)		277,753,362

Other Assets/(Liabilities) — 0.1%		278,914

NET ASSETS — 100.0%		$278,032,276

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $3,153,736. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 03/20/28, and an aggregate market value, including accrued interest, of $3,218,061.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 2.9%
Chemicals — 2.4%
Albemarle Corp.	2,000	$126,779
Celanese Corp. Series A	5,990	331,307
The Dow Chemical Co.	8,600	381,840
E.I. du Pont de Nemours & Co.	36,100	2,345,417
Eastman Chemical Co.	6,196	500,017
Ecolab, Inc.	3,638	379,334
International Flavors & Fragrances, Inc.	2,500	214,950
LyondellBasell Industries NV Class A	16,000	1,284,480
Monsanto Co.	230	26,806
NewMarket Corp.	70	23,391
PPG Industries, Inc.	6,270	1,189,168
Praxair, Inc.	340	44,210
Rockwood Holdings, Inc.	800	57,536
RPM International, Inc.	1,700	70,567
The Sherwin-Williams Co.	1,850	339,475
Sigma-Aldrich Corp.	4,970	467,230
The Valspar Corp.	1,900	135,451
W.R. Grace & Co. (a)	1,800	177,966
Westlake Chemical Corp.	4,140	505,370

		8,601,294

Forest Products & Paper — 0.4%
International Paper Co.	17,400	853,122
Rayonier, Inc.	965	40,627
Rock-Tenn Co. Class A	4,040	424,240

		1,317,989

Mining — 0.1%
Compass Minerals International, Inc.	1,500	120,075
Royal Gold, Inc.	100	4,607
Southern Copper Corp.	4,202	120,640

		245,322

		10,164,605

Communications — 16.4%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc. Class A	14,900	151,086
The Interpublic Group of Companies, Inc.	1,500	26,550
Lamar Advertising Co. Class A (a)	2,000	104,500
Omnicom Group, Inc.	5,200	386,724

		668,860

Internet — 8.1%
Akamai Technologies, Inc. (a)	6,400	301,952
Amazon.com, Inc. (a)	7,651	3,051,142

	Number of Shares	Value
CDW Corp.	41,300	$964,768
eBay, Inc. (a)	16,530	907,332
Equinix, Inc. (a)	20	3,549
Expedia, Inc.	5,400	376,164
F5 Networks, Inc. (a)	2,830	257,134
Facebook, Inc. Class A (a)	89,100	4,870,206
Google, Inc. Class A (a)	8,389	9,401,636
Groupon, Inc. (a)	5,400	63,558
HomeAway, Inc. (a)	6,500	265,720
IAC/InterActiveCorp	9,100	625,079
Liberty Interactive Corp. Class A (a)	1,900	55,765
Liberty Ventures Series A (a)	8,540	1,046,919
LinkedIn Corp. (a)	3,470	752,400
Netflix, Inc. (a)	2,561	942,883
Priceline.com, Inc. (a)	2,055	2,388,732
Symantec Corp.	28,900	681,462
TIBCO Software, Inc. (a)	8,600	193,328
TripAdvisor, Inc. (a)	3,800	314,754
VeriSign, Inc. (a)	12,440	743,663

		28,208,146

Media — 4.5%
AMC Networks, Inc. (a)	3,500	238,385
Cablevision Systems Corp. Class A	32,800	588,104
CBS Corp. Class B	12,800	815,872
Charter Communications, Inc. Class A (a)	510	69,747
Comcast Corp. Class A	90,600	4,708,029
DIRECTV (a)	24,000	1,658,160
Discovery Communications, Inc. Series A (a)	600	54,252
DISH Network Corp. Class A (a)	5,600	324,352
FactSet Research Systems, Inc.	50	5,429
Liberty Global PLC Series A (a)	27	2,403
The McGraw Hill Financial, Inc.	3,670	286,994
News Corp. Class A (a)	6,000	108,120
Pandora Media, Inc. (a)	2,600	69,160
Scripps Networks Interactive Class A	5,400	466,614
Sirius XM Holdings, Inc. (a)	6,200	21,638
Starz Class A (a)	38,600	1,128,664
Time Warner Cable, Inc.	5,470	741,185
Twenty-First Century Fox Class A	16,300	573,434
Viacom, Inc. Class B	33,700	2,943,358
The Walt Disney Co.	14,200	1,084,880

		15,888,780

Telecommunications — 3.6%
Crown Castle International Corp. (a)	1,100	80,773
Harris Corp.	24,670	1,722,213
JDS Uniphase Corp. (a)	32,200	417,956
Juniper Networks, Inc. (a)	3,200	72,224
Level 3 Communications, Inc. (a)	400	13,268
Motorola Solutions, Inc.	10,500	708,750

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NeuStar, Inc. Class A (a)	2,700	$134,622
Palo Alto Networks, Inc. (a)	1,700	97,699
QUALCOMM, Inc.	31,590	2,345,557
SBA Communications Corp. Class A (a)	1,770	159,017
Sprint Corp. (a)	28,600	307,450
tw telecom, Inc. (a)	200	6,094
Verizon Communications, Inc.	128,800	6,329,232
Windstream Corp.	12,570	100,309

		12,495,164

		57,260,950

Consumer, Cyclical — 14.9%
Airlines — 1.2%
Alaska Air Group, Inc.	15,700	1,151,909
Copa Holdings SA Class A	8,680	1,389,755
Delta Air Lines, Inc.	26,500	727,955
Southwest Airlines Co.	57,300	1,079,532

		4,349,151

Apparel — 1.0%
Ascena Retail Group, Inc. (a)	2,800	59,248
Carter’s, Inc.	2,400	172,296
Deckers Outdoor Corp. (a)	10,300	869,938
Nike, Inc. Class B	26,680	2,098,115
Ralph Lauren Corp.	150	26,486
VF Corp.	3,800	236,892

		3,462,975

Auto Manufacturers — 0.4%
Ford Motor Co.	71,400	1,101,702
Navistar International Corp. (a)	4,300	164,217

		1,265,919

Automotive & Parts — 0.9%
Allison Transmission Holdings, Inc.	200	5,522
BorgWarner, Inc.	9,080	507,663
Delphi Automotive PLC	10,900	655,417
The Goodyear Tire & Rubber Co.	37,800	901,530
Lear Corp.	9,200	744,924
Visteon Corp/New (a)	3,900	319,371
WABCO Holdings, Inc. (a)	900	84,069

		3,218,496

Distribution & Wholesale — 0.3%
Fastenal Co.	2,300	109,273
Fossil Group, Inc. (a)	810	97,151
Genuine Parts Co.	1,400	116,466
MRC Global, Inc. (a)	20,600	664,556
W.W. Grainger, Inc.	250	63,855

		1,051,301

Entertainment — 0.9%
Bally Technologies, Inc. (a)	12,700	996,315
Cinemark Holdings, Inc.	7,600	253,308

	Number of Shares	Value
International Game Technology	19,200	$348,672
Lions Gate Entertainment Corp.	19,000	601,540
The Madison Square Garden Co. Class A (a)	2,800	161,224
Regal Entertainment Group Class A	43,500	846,075
Six Flags Entertainment Corp.	1,200	44,184

		3,251,318

Home Builders — 0.3%
PulteGroup, Inc.	27,500	560,175
Taylor Morrison Home Corp. Class A (a)	9,200	206,540
Thor Industries, Inc.	3,500	193,305

		960,020

Home Furnishing — 0.2%
Whirlpool Corp.	3,950	619,597

Housewares — 0.1%
Newell Rubbermaid, Inc.	5,700	184,737
The Toro Co.	580	36,888

		221,625

Leisure Time — 0.2%
Harley-Davidson, Inc.	5,100	353,124
Norwegian Cruise Line Holdings Ltd. (a)	200	7,094
Polaris Industries, Inc.	1,260	183,506

		543,724

Lodging — 0.8%
Choice Hotels International, Inc.	100	4,911
Las Vegas Sands Corp.	16,200	1,277,694
Marriott International, Inc. Class A	267	13,179
Starwood Hotels & Resorts Worldwide, Inc.	3,400	270,130
Wyndham Worldwide Corp.	6,700	493,723
Wynn Resorts Ltd.	4,500	873,945

		2,933,582

Retail — 8.5%
Abercrombie & Fitch Co. Class A	1,600	52,656
Advance Auto Parts, Inc.	2,740	303,263
American Eagle Outfitters, Inc.	15,100	217,440
AutoZone, Inc. (a)	1,768	844,998
Bed Bath & Beyond, Inc. (a)	7,300	586,190
Best Buy Co., Inc.	17,200	685,936
Big Lots, Inc. (a)	6,500	209,885
Brinker International, Inc.	5,900	273,406
Cabela’s, Inc. (a)	1,700	113,322
CarMax, Inc. (a)	3,300	155,166
Chico’s FAS, Inc.	5,500	103,620
Chipotle Mexican Grill, Inc. (a)	703	374,544
Coach, Inc.	2,309	129,604
Copart, Inc. (a)	100	3,665
Costco Wholesale Corp.	4,600	547,446

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CVS Caremark Corp.	3,300	$236,181
Darden Restaurants, Inc.	300	16,311
Dick’s Sporting Goods, Inc.	400	23,240
Dillard’s, Inc. Class A	1,000	97,210
Dollar General Corp. (a)	6,100	367,952
Dollar Tree, Inc. (a)	6,420	362,216
Domino’s Pizza, Inc.	1,800	125,370
DSW, Inc. Class A	8,000	341,840
Dunkin’ Brands Group, Inc.	3,700	178,340
Family Dollar Stores, Inc.	130	8,446
Foot Locker, Inc.	400	16,576
The Gap, Inc.	4,800	187,584
GNC Holdings, Inc. Class A	3,600	210,420
Hanesbrands, Inc.	8,500	597,295
The Home Depot, Inc.	53,900	4,438,126
L Brands, Inc.	7,600	470,060
Lowe’s Cos., Inc.	48,000	2,378,400
Macy’s, Inc.	14,100	752,940
McDonald’s Corp.	19,980	1,938,659
Michael Kors Holdings Ltd. (a)	200	16,238
MSC Industrial Direct Co., Inc. Class A	200	16,174
Nordstrom, Inc.	4,600	284,280
Nu Skin Enterprises, Inc. Class A	5,330	736,713
O’Reilly Automotive, Inc. (a)	4,370	562,463
Panera Bread Co. Class A (a)	120	21,203
PetSmart, Inc.	4,100	298,275
PVH Corp.	40	5,441
Ross Stores, Inc.	2,680	200,812
Sally Beauty Holdings, Inc. (a)	2,100	63,483
Starbucks Corp.	26,800	2,100,852
Target Corp.	2,400	151,848
Tiffany & Co.	2,000	185,560
The TJX Cos., Inc.	25,120	1,600,898
Tractor Supply Co.	1,800	139,644
Ulta Salon Cosmetics & Fragrance, Inc. (a)	100	9,652
Urban Outfitters, Inc. (a)	2,900	107,590
Wal-Mart Stores, Inc.	29,240	2,300,896
Walgreen Co.	53,600	3,078,784
Williams-Sonoma, Inc.	4,000	233,120
World Fuel Services Corp.	3,300	142,428
Yum! Brands, Inc.	1,040	78,634

		29,683,295

Textiles — 0.0%
Cintas Corp.	500	29,795

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,070	168,881
Mattel, Inc.	6,500	309,270

		478,151

		52,068,949

	Number of Shares	Value
Consumer, Non-cyclical — 26.4%
Agriculture — 2.9%
Altria Group, Inc.	80,770	$3,100,761
Archer-Daniels-Midland Co.	41,200	1,788,080
Lorillard, Inc.	16,990	861,053
Philip Morris International, Inc.	44,070	3,839,819
Reynolds American, Inc.	7,100	354,929

		9,944,642

Beverages — 4.0%
Brown-Forman Corp. Class B	987	74,587
The Coca-Cola Co.	123,760	5,112,526
Coca-Cola Enterprises, Inc.	16,300	719,319
Constellation Brands, Inc. Class A (a)	8,200	577,116
Dr. Pepper Snapple Group, Inc.	10,000	487,200
Green Mountain Coffee Roasters, Inc. (a)	15,600	1,179,048
Monster Beverage Corp. (a)	600	40,662
PepsiCo, Inc.	67,923	5,633,534

		13,823,992

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	1,540	204,912
Alkermes PLC (a)	2,500	101,650
Amgen, Inc.	33,840	3,863,175
Biogen Idec, Inc. (a)	1,900	531,525
Celgene Corp. (a)	21,020	3,551,539
Charles River Laboratories International, Inc. (a)	1,300	68,952
Illumina, Inc. (a)	5,800	641,596
Incyte Corp. (a)	4,900	248,087
Life Technologies Corp. (a)	4,145	314,191
Myriad Genetics, Inc. (a)	24,900	522,402
Regeneron Pharmaceuticals, Inc. (a)	270	74,315
Vertex Pharmaceuticals, Inc. (a)	500	37,150

		10,159,494

Commercial Services — 4.8%
Aaron’s, Inc.	2,750	80,850
Alliance Data Systems Corp. (a)	1,660	436,464
Automatic Data Processing, Inc.	14,880	1,202,453
Avis Budget Group, Inc. (a)	2,700	109,134
Booz Allen Hamilton Holding Corp.	20,100	384,915
Corrections Corporation of America	3,800	121,866
Donnelley (R.R.) & Sons Co.	47,600	965,328
Equifax, Inc.	1,800	124,362
FleetCor Technologies, Inc. (a)	1,600	187,472
Gartner, Inc. (a)	1,400	99,470
Genpact Ltd. (a)	22,600	415,162
Global Payments, Inc.	3,050	198,219
H&R Block, Inc.	37,600	1,091,904
Hertz Global Holdings, Inc. (a)	11,500	329,130
Iron Mountain, Inc.	1,999	60,670
KAR Auction Services, Inc.	5,700	168,435

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lender Processing Services, Inc.	1,000	$37,380
MasterCard, Inc. Class A	3,386	2,828,868
McKesson Corp.	10,410	1,680,174
Moody’s Corp.	6,000	470,820
Morningstar, Inc.	1,500	117,135
Paychex, Inc.	3,600	163,908
Quanta Services, Inc. (a)	8,200	258,792
Robert Half International, Inc.	4,100	172,159
Service Corp. International	5,000	90,650
Total System Services, Inc.	36,700	1,221,376
United Rentals, Inc. (a)	2,800	218,260
Vantiv, Inc. Class A (a)	3,200	104,352
Verisk Analytics, Inc. Class A (a)	600	39,432
Visa, Inc. Class A	9,830	2,188,944
Weight Watchers International, Inc.	14,400	474,192
Western Union Co.	47,020	811,095

		16,853,371

Cosmetics & Personal Care — 0.7%
Avon Products, Inc.	13,200	227,304
Colgate-Palmolive Co.	32,280	2,104,979
The Estee Lauder Cos., Inc. Class A	1,960	147,627

		2,479,910

Foods — 1.9%
Campbell Soup Co.	1,200	51,936
ConAgra Foods, Inc.	5,100	171,870
Flowers Foods, Inc.	1,500	32,205
General Mills, Inc.	14,460	721,698
The Hershey Co.	4,400	427,812
Hillshire Brands Co.	4,980	166,531
Hormel Foods Corp.	1,900	85,823
Ingredion, Inc.	200	13,692
The J.M. Smucker Co.	880	91,185
Kellogg Co.	7,040	429,933
Kraft Foods Group, Inc.	18,766	1,011,863
The Kroger Co.	47,560	1,880,047
McCormick & Co., Inc.	700	48,244
Pinnacle Foods, Inc.	8,700	238,902
Safeway, Inc.	19,900	648,143
Sysco Corp.	1,200	43,320
WhiteWave Foods Co. Class A (a)	2,423	55,584
Whole Foods Market, Inc.	5,800	335,414

		6,454,202

Health Care – Products — 1.7%
Baxter International, Inc.	15,520	1,079,416
Becton, Dickinson & Co.	7,810	862,927
C.R. Bard, Inc.	2,850	381,729
The Cooper Cos., Inc.	1,380	170,899
Edwards Lifesciences Corp. (a)	1,820	119,683
Henry Schein, Inc. (a)	2,590	295,933
Hologic, Inc. (a)	1,200	26,820
IDEXX Laboratories, Inc. (a)	800	85,096
Intuitive Surgical, Inc. (a)	786	301,887

	Number of Shares	Value
Johnson & Johnson	12,380	$1,133,884
ResMed, Inc.	5,900	277,772
St. Jude Medical, Inc.	8,140	504,273
Stryker Corp.	9,000	676,260
Techne Corp.	840	79,523
Varian Medical Systems, Inc. (a)	500	38,845
Zimmer Holdings, Inc.	400	37,276

		6,072,223

Health Care – Services — 0.9%
Aetna, Inc.	3,200	219,488
Catamaran Corp. (a)	3,960	188,021
Cigna Corp.	7,000	612,360
Community Health Systems, Inc. (a)	14,800	581,196
Covance, Inc. (a)	2,000	176,120
DaVita HealthCare Partners, Inc. (a)	4,660	295,304
HCA Holdings, Inc. (a)	600	28,626
Health Management Associates, Inc. Class A (a)	400	5,240
Laboratory Corporation of America Holdings (a)	3,120	285,074
MEDNAX, Inc. (a)	3,200	170,816
Quest Diagnostics, Inc.	800	42,832
Tenet Healthcare Corp. (a)	2,500	105,300
Universal Health Services, Inc. Class B	5,200	422,552

		3,132,929

Household Products — 1.1%
Avery Dennison Corp.	32,700	1,641,213
Church & Dwight Co., Inc.	5,560	368,517
The Clorox Co.	2,080	192,941
Jarden Corp. (a)	3,650	223,927
Kimberly-Clark Corp.	10,710	1,118,767
The Scotts Miracle-Gro Co. Class A	2,500	155,550
Tupperware Brands Corp.	1,400	132,342

		3,833,257

Pharmaceuticals — 5.5%
AbbVie, Inc.	85,500	4,515,255
Actavis PLC (a)	6,070	1,019,760
Allergan, Inc.	7,820	868,646
AmerisourceBergen Corp.	7,800	548,418
BioMarin Pharmaceutical, Inc. (a)	400	28,108
Bristol-Myers Squibb Co.	30,500	1,621,075
Cubist Pharmaceuticals, Inc. (a)	200	13,774
DENTSPLY International, Inc.	1,950	94,536
Eli Lilly & Co.	7,420	378,420
Endo Health Solutions, Inc. (a)	11,800	796,028
Express Scripts Holding Co. (a)	23,880	1,677,331
Gilead Sciences, Inc. (a)	29,100	2,186,865
Herbalife Ltd.	11,180	879,866
Jazz Pharmaceuticals Plc (a)	7,970	1,008,683
Mead Johnson Nutrition Co.	8,100	678,456
Mylan, Inc. (a)	7,600	329,840

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Patterson Cos., Inc.	1,700	$70,040
Perrigo Co. PLC	350	53,711
Pharmacyclics, Inc. (a)	1,420	150,208
Salix Pharmaceuticals Ltd. (a)	3,600	323,784
Sirona Dental Systems, Inc. (a)	2,400	168,480
United Therapeutics Corp. (a)	11,300	1,277,804
Zoetis, Inc.	16,200	529,578

		19,218,666

		91,972,686

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	11,100	314,574

Energy — 4.1%
Oil & Gas — 1.8%
Anadarko Petroleum Corp.	7,700	610,764
Atwood Oceanics, Inc. (a)	2,000	106,780
Cabot Oil & Gas Corp.	2,900	112,404
Cheniere Energy, Inc. (a)	5,800	250,096
Cobalt International Energy, Inc. (a)	400	6,580
Continental Resources, Inc. (a)	600	67,512
CVR Energy, Inc.	300	13,029
EOG Resources, Inc.	9,590	1,609,586
EQT Corp.	3,100	278,318
Gulfport Energy Corp. (a)	1,400	88,410
Noble Energy, Inc.	2,440	166,188
Oasis Petroleum, Inc. (a)	18,300	859,551
Pioneer Natural Resources Co.	3,780	695,785
Questar Corp.	900	20,691
Seadrill Ltd.	6,100	250,588
SM Energy Co.	4,900	407,239
Southwestern Energy Co. (a)	200	7,866
Whiting Petroleum Corp. (a)	11,300	699,131

		6,250,518

Oil & Gas Services — 2.1%
Baker Hughes, Inc.	10,600	585,756
Cameron International Corp. (a)	80	4,762
Dresser-Rand Group, Inc. (a)	70	4,174
Dril-Quip, Inc. (a)	1,780	195,675
FMC Technologies, Inc. (a)	400	20,884
Halliburton Co.	33,700	1,710,275
Oceaneering International, Inc.	400	31,552
RPC, Inc.	36,050	643,493
Schlumberger Ltd.	48,200	4,343,302

		7,539,873

Pipelines — 0.2%
Kinder Morgan, Inc.	854	30,744
ONEOK, Inc.	7,000	435,260
The Williams Cos., Inc.	3,200	123,424

		589,428

		14,379,819

	Number of Shares	Value
Financial — 5.4%
Banks — 0.0%
Signature Bank (a)	100	$10,742

Diversified Financial — 2.6%
Affiliated Managers Group, Inc. (a)	1,860	403,397
American Express Co.	30,400	2,758,192
Ameriprise Financial, Inc.	5,800	667,290
Artisan Partners Asset Management, Inc.	200	13,038
BlackRock, Inc.	1,760	556,987
CBOE Holdings, Inc.	8,000	415,680
The Charles Schwab Corp.	15,900	413,400
Eaton Vance Corp.	3,500	149,765
Federated Investors, Inc. Class B	1,780	51,264
Franklin Resources, Inc.	11,090	640,226
IntercontinentalExchange, Inc.	1,920	431,846
Lazard Ltd. Class A	2,700	122,364
LPL Financial Holdings, Inc.	12,700	597,281
Nationstar Mortgage Holdings, Inc. (a)	8,600	317,856
Ocwen Financial Corp. (a)	2,200	121,990
T. Rowe Price Group, Inc.	9,700	812,569
Waddell & Reed Financial, Inc. Class A	10,700	696,784

		9,169,929

Insurance — 2.1%
Allied World Assurance Co. Holdings Ltd.	5,100	575,331
American Financial Group, Inc.	3,800	219,336
Aon PLC	10,300	864,067
Arch Capital Group Ltd. (a)	5,000	298,450
Arthur J. Gallagher & Co.	3,200	150,176
Axis Capital Holdings Ltd.	12,600	599,382
Brown & Brown, Inc.	700	21,973
The Chubb Corp.	4,700	454,161
Endurance Specialty Holdings Ltd.	11,100	651,237
Erie Indemnity Co. Class A	90	6,581
The Hanover Insurance Group, Inc.	16,500	985,215
Marsh & McLennan Cos., Inc.	10,600	512,616
The Progressive Corp.	13,800	376,326
Prudential Financial, Inc.	8,700	802,314
The Travelers Cos., Inc.	7,300	660,942
Validus Holdings Ltd.	3,400	136,986

		7,315,093

Real Estate — 0.1%
CBRE Group, Inc. (a)	5,500	144,650
Realogy Holdings Corp. (a)	100	4,947
The St. Joe Co. (a)	300	5,757

		155,354

Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp.	315	25,143

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apartment Investment & Management Co. Class A	1,400	$36,274
Boston Properties, Inc.	930	93,344
Digital Realty Trust, Inc.	5,100	250,512
Equity Lifestyle Properties, Inc.	3,000	108,690
Extra Space Storage, Inc.	300	12,639
Federal Realty Investment Trust	1,030	104,452
OMEGA Healthcare Investors, Inc.	3,800	113,240
Plum Creek Timber Co., Inc.	3,100	144,181
Public Storage	3,860	581,007
Regency Centers Corp.	2,100	97,230
Simon Property Group, Inc.	259	39,410
Tanger Factory Outlet Centers, Inc.	500	16,010
Ventas, Inc.	200	11,456
Weyerhaeuser Co.	15,800	498,806

		2,132,394

		18,783,512

Industrial — 11.9%
Aerospace & Defense — 3.1%
BE Aerospace, Inc. (a)	2,600	226,278
The Boeing Co.	39,710	5,420,018
Lockheed Martin Corp.	8,140	1,210,092
Rockwell Collins, Inc.	2,000	147,840
Spirit AeroSystems Holdings, Inc. Class A (a)	27,600	940,608
TransDigm Group, Inc.	250	40,255
United Technologies Corp.	23,950	2,725,510

		10,710,601

Building Materials — 0.2%
Armstrong World Industries, Inc. (a)	800	46,088
Eagle Materials, Inc.	500	38,715
Fortune Brands Home & Security, Inc.	1,700	77,690
Lennox International, Inc.	1,410	119,934
Martin Marietta Materials, Inc.	1,040	103,938
Masco Corp.	18,600	423,522

		809,887

Electrical Components & Equipment — 0.6%
AMETEK, Inc.	8,575	451,645
The Babcock & Wilcox Co.	3,300	112,827
Emerson Electric Co.	19,810	1,390,266
Hubbell, Inc. Class B	900	98,010

		2,052,748

Electronics — 0.9%
Agilent Technologies, Inc.	6,420	367,160
Allegion PLC (a)	2,600	114,894
Amphenol Corp. Class A	3,500	312,130
Dolby Laboratories, Inc. Class A (a)	930	35,861
FLIR Systems, Inc.	11,700	352,170
Gentex Corp.	37,260	1,229,207

	Number of Shares	Value
Mettler-Toledo International, Inc. (a)	900	$218,331
Trimble Navigation Ltd. (a)	1,220	42,334
Waters Corp. (a)	3,140	314,000

		2,986,087

Engineering & Construction — 0.6%
AECOM Technology Corp. (a)	39,800	1,171,314
Chicago Bridge & Iron Co. NV	5,000	415,700
Fluor Corp.	4,300	345,247

		1,932,261

Environmental Controls — 0.1%
Clean Harbors, Inc. (a)	700	41,972
Stericycle, Inc. (a)	360	41,821
Waste Connections, Inc.	3,400	148,342
Waste Management, Inc.	6,100	273,707

		505,842

Hand & Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	6,000	428,040
Snap-on, Inc.	300	32,856

		460,896

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	3,490	316,927
Ingersoll-Rand PLC	10,600	652,960

		969,887

Machinery – Diversified — 1.3%
Cummins, Inc.	3,260	459,562
Deere & Co.	5,500	502,315
Flowserve Corp.	4,390	346,064
Graco, Inc.	1,900	148,428
IDEX Corp.	10,150	749,577
The Manitowoc Co., Inc.	17,200	401,104
Nordson Corp.	2,200	163,460
Rockwell Automation, Inc.	5,300	626,248
Roper Industries, Inc.	1,870	259,332
Xylem, Inc.	6,500	224,900
Zebra Technologies Corp. Class A (a)	12,350	667,888

		4,548,878

Manufacturing — 1.9%
3M Co.	9,750	1,367,438
A.O. Smith Corp.	5,100	275,094
AptarGroup, Inc.	1,500	101,715
Carlisle Cos., Inc.	200	15,880
Colfax Corp. (a)	2,900	184,701
Crane Co.	6,300	423,675
Danaher Corp.	3,420	264,024
Donaldson Co., Inc.	200	8,692
Dover Corp.	7,000	675,780
Hexcel Corp. (a)	3,400	151,946
Honeywell International, Inc.	27,260	2,490,746
Illinois Tool Works, Inc.	1,100	92,488

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ITT Corp.	5,400	$234,468
Pall Corp.	3,300	281,655

		6,568,302

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	50	13,465
Valmont Industries, Inc.	720	107,367

		120,832

Packaging & Containers — 0.8%
Ball Corp.	7,900	408,114
Crown Holdings, Inc. (a)	2,100	93,597
Greif, Inc. Class A	300	15,720
Owens-Illinois, Inc. (a)	8,700	311,286
Packaging Corporation of America	13,600	860,608
Sealed Air Corp.	27,300	929,565
Silgan Holdings, Inc.	2,500	120,050

		2,738,940

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	9,900	891,099

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	300	17,502
Con-way, Inc.	9,500	377,245
CSX Corp.	17,700	509,229
Expeditors International of Washington, Inc.	2,700	119,475
J.B. Hunt Transport Services, Inc.	100	7,730
Kansas City Southern	610	75,536
Kirby Corp. (a)	1,140	113,145
Landstar System, Inc.	1,060	60,897
Norfolk Southern Corp.	6,100	566,263
Old Dominion Freight Line, Inc. (a)	3,300	174,966
Union Pacific Corp.	5,340	897,120
United Continental Holdings, Inc. (a)	13,755	520,352
United Parcel Service, Inc. Class B	18,800	1,975,504

		5,414,964

Trucking & Leasing — 0.2%
AMERCO (a)	3,650	868,116

		41,579,340

Technology — 16.5%
Computers — 7.1%
Accenture PLC Class A	19,400	1,595,068
Apple, Inc.	22,889	12,843,247
Cadence Design Systems, Inc. (a)	9,100	127,582
Cognizant Technology Solutions Corp. Class A (a)	6,000	605,880
DST Systems, Inc.	14,420	1,308,471
EMC Corp.	35,680	897,352
IHS, Inc. Class A (a)	200	23,940
International Business Machines Corp.	27,320	5,124,412
Jack Henry & Associates, Inc.	3,600	213,156

	Number of Shares	Value
MICROS Systems, Inc. (a)	600	$34,422
NCR Corp. (a)	5,160	175,750
NetApp, Inc.	19,460	800,584
Riverbed Technology, Inc. (a)	5,200	94,016
SanDisk Corp.	12,200	860,588
Teradata Corp. (a)	2,200	100,078

		24,804,546

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc.	67,900	1,582,070

Semiconductors — 2.3%
Advanced Micro Devices, Inc. (a)	80,500	311,535
Altera Corp.	800	26,024
Analog Devices, Inc.	3,880	197,608
Applied Materials, Inc.	28,200	498,858
Broadcom Corp. Class A	10,100	299,465
Cree, Inc. (a)	700	43,799
Freescale Semiconductor Ltd. (a)	32,600	523,230
Intel Corp.	31,700	822,932
Lam Research Corp. (a)	18,500	1,007,325
Linear Technology Corp.	4,820	219,551
LSI Corp.	5,900	65,018
Maxim Integrated Products, Inc.	8,600	240,026
Microchip Technology, Inc.	13,000	581,750
ON Semiconductor Corp. (a)	17,600	145,024
Rovi Corp. (a)	28,300	557,227
Silicon Laboratories, Inc. (a)	1,400	60,634
Skyworks Solutions, Inc. (a)	3,000	85,680
Texas Instruments, Inc.	39,050	1,714,686
Xilinx, Inc.	11,210	514,763

		7,915,135

Software — 6.6%
Adobe Systems, Inc. (a)	4,650	278,442
ANSYS, Inc. (a)	3,300	287,760
Autodesk, Inc. (a)	5,450	274,299
Broadridge Financial Solutions, Inc.	4,260	168,355
Cerner Corp. (a)	3,200	178,368
Citrix Systems, Inc. (a)	500	31,625
The Dun & Bradstreet Corp.	6,230	764,732
Electronic Arts, Inc. (a)	21,200	486,328
Fidelity National Information Services, Inc.	8,100	434,808
Fiserv, Inc. (a)	9,900	584,595
Informatica Corp. (a)	4,600	190,900
Intuit, Inc.	2,360	180,115
Microsoft Corp.	289,460	10,834,488
MSCI, Inc. (a)	1,000	43,720
NetSuite, Inc. (a)	3,220	331,724
Oracle Corp.	155,000	5,930,300
Red Hat, Inc. (a)	4,700	263,388
Salesforce.com, Inc. (a)	8,540	471,323
SEI Investments Co.	11,200	388,976
Servicenow, Inc. (a)	2,600	145,626

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Solarwinds, Inc. (a)	1,900	$71,877
Solera Holdings, Inc.	5,100	360,876
Splunk, Inc. (a)	800	54,936
VMware, Inc. Class A (a)	2,480	222,481
Workday, Inc. Class A (a)	800	66,528

		23,046,570

		57,348,321

Utilities — 0.1%
Electric — 0.1%
ITC Holdings Corp.	2,400	229,968

Water — 0.0%
Aqua America, Inc.	8,125	191,669

		421,637

TOTAL COMMON STOCK (Cost $296,833,257)		344,294,393

TOTAL EQUITIES (Cost $296,833,257)		344,294,393

MUTUAL FUNDS — 0.6%
Diversified Financial — 0.6%
iShares Russell 1000 Growth Index Fund	23,800	2,045,610

TOTAL MUTUAL FUNDS (Cost $1,991,765)		2,045,610

TOTAL LONG-TERM INVESTMENTS (Cost $298,825,022)		346,340,003

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/13, 0.010%, due 1/02/14 (b)	$2,155,250	2,155,250

TOTAL SHORT-TERM INVESTMENTS (Cost $2,155,250)		2,155,250

TOTAL INVESTMENTS — 99.9% (Cost $300,980,272) (c)		348,495,253

Other Assets/(Liabilities) — 0.1%		216,026

NET ASSETS — 100.0%		$348,711,279

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $ 3,153,736. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 03/20/28, and an aggregate market value, including accrued interest, of $ 3,218,061.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 7.9%
Chemicals — 4.3%
A. Schulman, Inc.	57,581	$2,030,306
Cytec Industries, Inc.	22,967	2,139,606
Intrepid Potash, Inc. (a) (b)	58,420	925,373
Tronox Ltd. Class A	42,290	975,630
W.R. Grace & Co. (a)	16,628	1,644,010

		7,714,925

Forest Products & Paper — 1.7%
P.H. Glatfelter Co.	110,589	3,056,680

Mining — 1.9%
Century Aluminum Co. (a)	127,820	1,336,997
Kaiser Aluminum Corp.	29,760	2,090,343

		3,427,340

		14,198,945

Communications — 4.0%
Internet — 2.0%
Responsys, Inc. (a)	27,990	767,206
TIBCO Software, Inc. (a)	41,339	929,301
Web.com Group, Inc. (a)	61,640	1,959,535

		3,656,042

Telecommunications — 2.0%
Finisar Corp. (a)	150,837	3,608,021

		7,264,063

Consumer, Cyclical — 13.3%
Airlines — 0.8%
Spirit Airlines, Inc. (a)	32,070	1,456,299

Automotive & Parts — 2.3%
Dana Holding Corp.	210,525	4,130,500

Distribution & Wholesale — 0.5%
Pool Corp.	16,942	985,008

Home Builders — 0.6%
Toll Brothers, Inc. (a)	27,813	1,029,081

Retail — 7.5%
Brinker International, Inc.	41,810	1,937,476
Dunkin’ Brands Group, Inc.	32,194	1,551,751
Mattress Firm Holding Corp. (a) (b)	51,250	2,205,800
Nu Skin Enterprises, Inc. Class A	9,870	1,364,231
Pier 1 Imports, Inc.	102,603	2,368,077
Signet Jewelers Ltd.	23,820	1,874,634
Texas Roadhouse, Inc.	77,410	2,151,998

		13,453,967

Storage & Warehousing — 1.6%
Mobile Mini, Inc. (a)	33,860	1,394,355

	Number of Shares	Value
Wesco Aircraft Holdings, Inc. (a)	67,620	$1,482,230

		2,876,585

		23,931,440

Consumer, Non-cyclical — 21.1%
Biotechnology — 0.5%
Celldex Therapeutics, Inc. (a)	34,830	843,234

Commercial Services — 10.5%
KAR Auction Services, Inc.	130,530	3,857,161
Korn/Ferry International (a)	135,083	3,528,368
LifeLock, Inc. (a) (b)	132,560	2,175,310
MAXIMUS, Inc.	42,568	1,872,566
Monro Muffler Brake, Inc. (b)	19,352	1,090,679
Robert Half International, Inc.	98,721	4,145,295
Team Health Holdings, Inc. (a)	51,320	2,337,626

		19,007,005

Foods — 1.4%
Flowers Foods, Inc.	114,290	2,453,807

Health Care – Products — 1.9%
Dexcom, Inc. (a)	49,260	1,744,297
Spectranetics Corp. (a)	68,590	1,714,750

		3,459,047

Health Care – Services — 3.2%
HealthSouth Corp.	49,363	1,644,775
WellCare Health Plans, Inc. (a)	58,836	4,143,231

		5,788,006

Household Products — 1.0%
Acco Brands Corp. (a)	263,260	1,769,107

Pharmaceuticals — 2.6%
AcelRx Pharmaceuticals, Inc. (a) (b)	38,640	437,018
Aratana Therapeutics, Inc. (a) (b)	9,540	182,214
Keryx Biopharmaceuticals, Inc. (a) (b)	85,450	1,106,578
Medivation, Inc. (a)	10,170	649,049
Questcor Pharmaceuticals, Inc. (b)	19,025	1,035,911
Santarus, Inc. (a)	42,235	1,349,831

		4,760,601

		38,080,807

Energy — 6.9%
Energy – Alternate Sources — 1.0%
Renewable Energy Group, Inc. (a)	146,132	1,674,673

Oil & Gas — 4.6%
EPL Oil & Gas, Inc. (a)	115,805	3,300,442
Valero Energy Partners LP (a) (b)	64,300	2,215,135
Western Refining, Inc. (b)	66,170	2,806,270

		8,321,847

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 1.3%
Phillips 66 Partners LP (a)	61,900	$2,347,867

		12,344,387

Financial — 22.5%
Banks — 3.5%
CapitalSource, Inc.	172,712	2,481,871
FirstMerit Corp.	82,559	1,835,287
Webster Financial Corp.	64,530	2,012,045

		6,329,203

Diversified Financial — 1.9%
Financial Engines, Inc.	25,714	1,786,609
WisdomTree Investments, Inc. (a)	88,930	1,574,950

		3,361,559

Insurance — 0.9%
AmTrust Financial Services, Inc. (b)	50,268	1,643,261

Investment Companies — 1.9%
Home Loan Servicing Solutions Ltd.	151,530	3,480,644

Real Estate Investment Trusts (REITS) — 9.8%
Apollo Commercial Real Estate Finance, Inc.	126,122	2,049,482
Ares Commercial Real Estate Corp.	51,669	676,864
Chatham Lodging Trust	99,905	2,043,057
LaSalle Hotel Properties	144,316	4,453,592
Mid-America Apartment Communities, Inc.	41,761	2,536,563
Redwood Trust, Inc.	140,770	2,726,715
STAG Industrial, Inc.	39,130	797,861
Starwood Property Trust, Inc.	89,126	2,468,790

		17,752,924

Savings & Loans — 4.5%
BankUnited, Inc.	68,528	2,255,942
First Niagara Financial Group, Inc.	265,820	2,823,009
Flagstar Bancorp, Inc. (a)	79,250	1,554,885
Oritani Financial Corp.	86,628	1,390,379

		8,024,215

		40,591,806

Industrial — 12.5%
Aerospace & Defense — 0.5%
Orbital Sciences Corp. (a)	39,600	922,680

Building Materials — 1.2%
Boise Cascade Co. (a)	72,810	2,146,439

Electrical Components & Equipment — 1.5%
General Cable Corp.	42,940	1,262,865
Greatbatch, Inc. (a)	32,712	1,447,179

		2,710,044

Engineering & Construction — 1.7%
AECOM Technology Corp. (a)	45,046	1,325,704

	Number of Shares	Value
KBR, Inc.	54,596	$1,741,066

		3,066,770

Environmental Controls — 1.7%
Waste Connections, Inc.	69,334	3,025,042

Machinery – Diversified — 1.0%
Wabtec Corp.	24,332	1,807,138

Packaging & Containers — 1.1%
Packaging Corporation of America	31,559	1,997,054

Transportation — 2.7%
Hub Group, Inc. Class A (a)	37,677	1,502,559
Old Dominion Freight Line, Inc. (a)	34,901	1,850,451
Swift Transportation Co. (a) (b)	66,249	1,471,390

		4,824,400

Trucking & Leasing — 1.1%
The Greenbrier Cos., Inc. The (United States) (a)	62,530	2,053,485

		22,553,052

Technology — 9.6%
Computers — 2.4%
FleetMatics Group PLC (a)	12,130	524,623
Fortinet, Inc. (a)	115,277	2,205,249
j2 Global, Inc. (b)	30,626	1,531,606

		4,261,478

Semiconductors — 3.3%
Cavium, Inc. (a)	59,050	2,037,815
Semtech Corp. (a)	69,559	1,758,451
Skyworks Solutions, Inc. (a)	76,578	2,187,068

		5,983,334

Software — 3.9%
Guidewire Software, Inc. (a)	59,700	2,929,479
Imperva, Inc. (a)	11,180	538,094
Infoblox, Inc. (a)	68,560	2,263,851
Proofpoint, Inc. (a)	15,460	512,808
Splunk, Inc. (a)	12,873	883,989

		7,128,221

		17,373,033

Utilities — 0.5%
Water — 0.5%
Aqua America, Inc.	40,233	949,097

TOTAL COMMON STOCK (Cost $140,264,417)		177,286,630

TOTAL EQUITIES (Cost $140,264,417)		177,286,630

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Funds — 7.9%
Diversified Financial — 7.9%
State Street Navigator Securities Lending Prime Portfolio (c)	14,245,505	$14,245,505

TOTAL MUTUAL FUNDS (Cost $14,245,505)		14,245,505

TOTAL LONG-TERM INVESTMENTS (Cost $154,509,922)		191,532,135

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%

Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/13, 0.010%, due 1/02/14 (d)	$4,862,691	4,862,691

TOTAL SHORT-TERM INVESTMENTS (Cost $4,862,691)		4,862,691

TOTAL INVESTMENTS — 108.9% (Cost $159,372,613) (e)		196,394,826

Other Assets/(Liabilities) — (8.9)%		(16,046,471)

NET ASSETS — 100.0%		$180,348,355

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2013, was $13,904,414. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $ 4,862,694. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 05/15/40, and an aggregate market value, including accrued interest, of $ 4,961,613.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 96.5%
Basic Materials — 1.3%
Chemicals — 1.0%
Linde AG	18,881	$3,954,384

Mining — 0.3%
Alrosa AO	1,155,115	1,195,405

		5,149,789

Communications — 16.5%
Internet — 5.8%
eBay, Inc. (a)	144,830	7,949,719
Facebook, Inc. Class A (a)	86,860	4,747,768
Google, Inc. Class A (a)	9,910	11,106,236

		23,803,723

Media — 5.6%
Grupo Televisa SAB Sponsored ADR (Mexico)	111,580	3,376,411
The McGraw Hill Financial, Inc.	106,490	8,327,518
The Walt Disney Co.	114,300	8,732,520
Zee Entertainment Enterprises Ltd.	533,549	2,394,597

		22,831,046

Telecommunications — 5.1%
Juniper Networks, Inc. (a)	147,300	3,324,561
KDDI Corp.	103,246	6,367,652
Telefonaktiebolaget LM Ericsson Class B	916,027	11,217,369

		20,909,582

		67,544,351

Consumer, Cyclical — 7.5%
Apparel — 0.9%
Tod’s SpA	21,406	3,573,702

Entertainment — 0.4%
Gtech SpA	57,606	1,757,157

Retail — 6.1%
Inditex SA	44,885	7,427,121
Kering	31,670	6,697,652
McDonald’s Corp.	54,080	5,247,382
Tiffany & Co.	61,330	5,690,197

		25,062,352

Textiles — 0.1%
Brunello Cucinelli SpA	12,402	442,140

		30,835,351

Consumer, Non-cyclical — 19.6%
Beverages — 1.7%
AMBEV SA	377,500	2,774,625

	Number of Shares	Value
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	42,463	$4,155,854

		6,930,479

Biotechnology — 1.8%
Biogen Idec, Inc. (a)	7,880	2,204,430
Celldex Therapeutics, Inc. (a)	62,310	1,508,525
Vertex Pharmaceuticals, Inc. (a)	49,810	3,700,883

		7,413,838

Cosmetics & Personal Care — 1.8%
Colgate-Palmolive Co.	111,700	7,283,957

Foods — 2.6%
Nestle SA	58,957	4,327,912
Unilever PLC	148,522	6,092,115

		10,420,027

Health Care – Products — 1.6%
St. Jude Medical, Inc.	38,010	2,354,719
Zimmer Holdings, Inc.	43,710	4,073,335

		6,428,054

Health Care – Services — 3.7%
Aetna, Inc.	93,310	6,400,133
WellPoint, Inc.	94,100	8,693,899

		15,094,032

Pharmaceuticals — 6.4%
Allergan, Inc.	26,890	2,986,941
Bayer AG	45,207	6,342,242
Gilead Sciences, Inc. (a)	67,510	5,073,377
Medivation, Inc. (a)	18,810	1,200,454
Roche Holding AG	16,600	4,653,262
Shire Ltd.	69,910	3,294,279
Theravance, Inc. (a) (b)	78,420	2,795,673

		26,346,228

		79,916,615

Diversified — 1.8%
Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	40,350	7,386,509

Energy — 3.0%
Oil & Gas — 0.8%
Repsol YPF SA (b)	127,714	3,226,847

Oil & Gas Services — 2.2%
Technip SA	63,700	6,135,541
Transocean Ltd.	61,682	3,048,325

		9,183,866

		12,410,713

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 18.8%
Banks — 6.5%
Banco Bilbao Vizcaya Argentaria SA	435,562	$5,396,781
Deutsche Bank AG	127,394	6,078,431
ICICI Bank Ltd. Sponsored ADR (India)	129,440	4,811,285
Itau Unibanco Holding SA Sponsored ADR (Brazil)	232,731	3,158,160
Societe Generale SA	53,130	3,102,658
Sumitomo Mitsui Financial Group, Inc.	80,600	4,162,306

		26,709,621

Diversified Financial — 6.3%
BM&F BOVESPA SA	536,100	2,516,223
Citigroup, Inc.	89,280	4,652,381
Credit Suisse Group	126,969	3,898,183
The Goldman Sachs Group, Inc.	24,700	4,378,322
Moscow Exchange OAO (c)	981,001	1,938,679
UBS AG	433,173	8,252,084

		25,635,872

Insurance — 5.3%
Allianz SE	39,035	7,001,845
The Dai-ichi Life Insurance Co. Ltd.	280,000	4,692,960
Fidelity National Financial, Inc. Class A	88,820	2,882,209
Prudential PLC	312,342	6,990,535

		21,567,549

Real Estate — 0.7%
DLF Ltd.	1,072,011	2,912,695

		76,825,737

Industrial — 16.5%
Aerospace & Defense — 3.4%
Embraer SA Sponsored ADR (Brazil)	106,000	3,411,080
European Aeronautic Defence and Space Co.	133,680	10,303,774

		13,714,854

Electrical Components & Equipment — 1.6%
Emerson Electric Co.	56,460	3,962,363
Prysmian SpA	90,588	2,335,711

		6,298,074

Electronics — 5.4%
Fanuc Corp.	15,200	2,787,324
Keyence Corp.	14,220	6,089,751
Kyocera Corp.	56,500	2,826,114
Murata Manufacturing Co. Ltd.	71,710	6,374,734
Nidec Corp. (b)	39,500	3,873,667

		21,951,590

Machinery – Diversified — 0.4%
FLSmidth & Co. A/S (b)	32,743	1,795,294

	Number of Shares	Value
Manufacturing — 2.9%
3M Co.	40,910	$5,737,627
Siemens AG	44,750	6,114,367

		11,851,994

Metal Fabricate & Hardware — 1.7%
Assa Abloy AB Series B	133,904	7,099,204

Transportation — 1.1%
United Parcel Service, Inc. Class B	44,230	4,647,688

		67,358,698

Technology — 11.3%
Computers — 0.3%
Fusion-io, Inc. (a) (b)	144,480	1,287,317

Semiconductors — 3.7%
Altera Corp.	194,480	6,326,435
Maxim Integrated Products, Inc.	185,740	5,184,003
Taiwan Semiconductor Manufacturing Co. Ltd.	999,505	3,521,793

		15,032,231

Software — 7.3%
Adobe Systems, Inc. (a)	115,730	6,929,912
Infosys Technologies Ltd.	40,326	2,272,928
Intuit, Inc.	84,080	6,416,986
Microsoft Corp.	144,550	5,410,506
SAP AG	102,882	8,821,109

		29,851,441

		46,170,989

Utilities — 0.2%
Electric — 0.2%
Fortum OYJ	35,725	817,865

TOTAL COMMON STOCK (Cost $244,674,531)		394,416,617

PREFERRED STOCK — 1.9%
Consumer, Cyclical — 1.9%
Auto Manufacturers — 1.9%
Bayerische Motoren Werke AG 5.450%	92,507	7,903,251

TOTAL PREFERRED STOCK (Cost $3,203,906)		7,903,251

TOTAL EQUITIES (Cost $247,878,437)		402,319,868

MUTUAL FUNDS — 3.7%
Diversified Financial — 3.7%
Oppenheimer Institutional Money Market Fund Class E (d)	6,687,763	6,687,763

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (e)	8,433,128	$8,433,128

TOTAL MUTUAL FUNDS (Cost $15,120,891)		15,120,891

RIGHTS — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
Repsol SA, Expires 1/9/14, Strike 0.00 (a)	127,714	87,145

TOTAL RIGHTS (Cost $83,280)		87,145

TOTAL LONG-TERM INVESTMENTS (Cost $263,082,608)		417,527,904

TOTAL INVESTMENTS — 102.1% (Cost $263,082,608) (f)		417,527,904

Other Assets/(Liabilities) — (2.1)%		(8,705,387)

NET ASSETS — 100.0%		$408,822,517

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2013, was $8,087,253. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2013, these securities amounted to a value of $1,938,679 or 0.47% of net assets.
(d)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 3.5%
Chemicals — 3.4%
Brenntag AG	34,796	$6,464,123
Essentra PLC	543,537	7,755,322
Syngenta AG	13,345	5,319,807

		19,539,252

Mining — 0.1%
Orica Ltd. (a)	29,156	621,448

		20,160,700

Communications — 13.4%
Internet — 4.3%
Ctrip.com International Ltd. ADR (Cayman Islands) (b)	88,740	4,403,279
United Internet AG	180,301	7,681,084
Yahoo! Japan Corp.	987,900	5,502,745
Yoox SpA (b)	159,760	7,170,057

		24,757,165

Media — 1.7%
British Sky Broadcasting Group PLC	284,223	3,975,703
Grupo Televisa SAB Sponsored ADR (Mexico)	42,290	1,279,695
Liberty Global PLC Series A (b)	19,924	1,773,037
Liberty Global PLC Series C (b)	15,907	1,341,278
Zee Entertainment Enterprises Ltd.	340,625	1,528,744

		9,898,457

Telecommunications — 7.4%
BT Group PLC	2,282,961	14,374,364
Inmarsat PLC	482,770	6,047,952
SES SA	206,980	6,701,901
Telecity Group PLC	321,860	3,876,694
Telefonaktiebolaget LM Ericsson Class B	547,327	6,702,389
Ziggo NV (a)	101,181	4,630,639

		42,333,939

		76,989,561

Consumer, Cyclical — 14.6%
Apparel — 1.6%
Burberry Group PLC	290,518	7,298,918
Prada SpA	254,400	2,260,162

		9,559,080

Auto Manufacturers — 1.1%
Bayerische Motoren Werke AG	52,566	6,164,608

Distribution & Wholesale — 1.1%
Wolseley PLC	114,597	6,507,874

	Number of Shares	Value
Entertainment — 1.2%
William Hill PLC	1,017,520	$6,773,406

Home Furnishing — 1.0%
SEB SA (a)	64,307	5,824,727

Leisure Time — 1.2%
Carnival Corp.	168,650	6,774,671

Retail — 7.3%
Cie Financiere Richemont SA	65,628	6,567,322
CP ALL PCL	3,952,100	5,051,375
Dollarama, Inc.	81,752	6,788,745
Domino’s Pizza UK & IRL PLC	672,510	5,714,901
Inditex SA	44,574	7,375,660
Kering	21,530	4,553,219
Swatch Group AG	8,786	5,829,847

		41,881,069

Toys, Games & Hobbies — 0.1%
Nintendo Co. Ltd. (a)	4,600	615,100

		84,100,535

Consumer, Non-cyclical — 26.8%
Agriculture — 0.7%
Swedish Match AB	115,009	3,698,119

Beverages — 3.9%
C&C Group PLC	500,561	2,928,040
Diageo PLC	229,061	7,566,167
Heineken NV	95,909	6,494,251
Pernod-Ricard SA	50,085	5,718,656

		22,707,114

Biotechnology — 1.0%
CSL Ltd.	95,100	5,870,306

Commercial Services — 7.0%
Aggreko PLC	162,270	4,596,523
Benesse Holdings, Inc. (a)	109,447	4,396,222
Bunzl PLC	321,867	7,734,642
Dignity PLC	198,600	4,740,336
Edenred	65,950	2,212,459
Experian PLC	302,596	5,584,775
Intertek Group PLC	84,970	4,433,077
Prosegur Cia de Seguridad SA (a)	985,337	6,770,326

		40,468,360

Cosmetics & Personal Care — 0.2%
L’Oreal	7,830	1,378,860

Foods — 4.6%
Aryzta AG	105,011	8,072,502
Barry Callebaut AG (a)	5,474	6,867,277
Danone SA	79,340	5,723,643
Unilever PLC	140,915	5,780,089

		26,443,511

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 4.3%
Cie Generale d’Optique Essilor International SA	50,050	$5,332,346
DiaSorin SpA (a)	122,821	5,765,205
Luxottica Group SpA	61,435	3,299,720
Sonova Holding AG	48,106	6,484,970
William Demant Holding (a) (b)	38,326	3,726,329

		24,608,570

Health Care – Services — 1.0%
Sonic Healthcare Ltd.	372,567	5,537,220

Household Products — 1.0%
Reckitt Benckiser Group PLC	74,640	5,942,589

Pharmaceuticals — 3.1%
Galenica AG	2,292	2,308,531
Grifols SA (a)	149,300	7,152,175
Novogen Ltd. (a) (b)	445,155	78,312
Roche Holding AG	28,929	8,109,289

		17,648,307

		154,302,956

Diversified — 0.8%
Holding Company – Diversified — 0.8%
LVMH Moet Hennessy Louis Vuitton SA	25,150	4,603,983

Energy — 3.9%
Oil & Gas — 1.6%
BG Group PLC	291,450	6,280,822
Cairn Energy PLC (b)	662,541	2,962,289

		9,243,111

Oil & Gas Services — 2.3%
Hunting PLC	38,360	496,880
Saipem SpA	190,791	4,118,833
Schoeller-Bleckmann Oilfield Equipment AG	33,415	3,708,080
Technip SA	53,390	5,142,489

		13,466,282

		22,709,393

Financial — 5.0%
Banks — 0.7%
ICICI Bank Ltd. Sponsored ADR (India)	110,345	4,101,523

Diversified Financial — 3.2%
BinckBank NV	154,480	1,641,514
Housing Development Finance Corp.	36,779	477,780
ICAP PLC	1,033,263	7,741,608
Tullett Prebon PLC	446,669	2,786,560
UBS AG	301,621	5,745,977

		18,393,439

	Number of Shares	Value
Insurance — 1.1%
Prudential PLC	293,712	$6,573,576

		29,068,538

Industrial — 19.5%
Aerospace & Defense — 2.8%
Empresa Brasileira de Aeronautica SA	544,519	4,383,183
European Aeronautic Defence and Space Co.	85,020	6,553,164
Rolls-Royce Holdings PLC	245,350	5,196,403

		16,132,750

Building Materials — 2.4%
James Hardie Industries NV (a)	645,600	7,510,143
Sika AG	1,808	6,429,291

		13,939,434

Electrical Components & Equipment — 2.1%
Legrand SA	104,720	5,774,786
Schneider Electric SA	70,970	6,229,133

		12,003,919

Electronics — 3.9%
Fanuc Corp.	10,800	1,980,467
Hoya Corp.	276,500	7,695,541
Keyence Corp.	16,109	6,898,719
Nidec Corp. (a)	35,200	3,451,977
Omron Corp.	54,121	2,395,396

		22,422,100

Engineering & Construction — 3.5%
ABB Ltd.	228,982	6,049,565
Boskalis Westminster	134,257	7,118,572
Leighton Holdings Ltd. (a)	236,142	3,414,147
Trevi Finanziaria SpA	390,054	3,397,350

		19,979,634

Machinery – Construction & Mining — 1.1%
Atlas Copco AB Class A Shares	211,951	5,911,341
Outotec OYJ (a)	59,508	625,377

		6,536,718

Machinery – Diversified — 1.0%
The Weir Group PLC	165,347	5,842,887

Manufacturing — 1.6%
Aalberts Industries NV	292,341	9,359,549

Transportation — 1.1%
Koninklijke Vopak NV	97,655	5,721,569
Royal Mail PLC (b)	62,400	591,052

		6,312,621

		112,529,612

Technology — 9.0%
Biotechnology — 0.0%
Tyrian Diagnostics Ltd. (b)	16,676,300	14,890

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Computers — 1.0%
Gemalto NV (a)	54,396	$5,987,352

Semiconductors — 1.2%
ARM Holdings PLC	371,450	6,755,225

Software — 6.8%
Amadeus IT Holding SA Class A	195,256	8,363,613
Aveva Group PLC	82,857	2,975,886
Compugroup Holding AG	72,727	1,851,260
Dassault Systemes SA	50,150	6,231,374
Infosys Technologies Ltd.	15,659	882,601
The Sage Group PLC	626,773	4,203,123
SAP AG	127,527	10,934,172
Temenos Group AG (a)	127,385	3,608,798

		39,050,827

		51,808,294

Utilities — 0.6%
Electric — 0.6%
APR Energy PLC (a)	219,380	3,446,927

TOTAL COMMON STOCK (Cost $396,991,454)		559,720,499

PREFERRED STOCK — 0.0%
Industrial — 0.0%
Aerospace & Defense — 0.0%
Rolls-Royce Holdings PLC (b) (c)	22,027,180	36,476

TOTAL PREFERRED STOCK (Cost $35,615)		36,476

TOTAL EQUITIES (Cost $397,027,069)		559,756,975

MUTUAL FUNDS — 9.1%
Diversified Financial — 9.1%
Oppenheimer Institutional Money Market Fund Class E (d)	18,770,905	18,770,905
State Street Navigator Securities Lending Prime Portfolio (e)	33,640,271	33,640,271

		52,411,176

TOTAL MUTUAL FUNDS (Cost $52,411,176)		52,411,176

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Mei Pharma, Inc., Expires 5/10/17, Strike 7.14 (b) (c)	301,298	65,532

TOTAL WARRANTS (Cost $0)		65,532

Value
TOTAL LONG-TERM INVESTMENTS (Cost $449,438,245)	$612,233,683

TOTAL INVESTMENTS — 106.2% (Cost $449,438,245) (f)	612,233,683

Other Assets/(Liabilities) — (6.2)%	(35,809,024)

NET ASSETS — 100.0%	$576,424,659

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2013, was $32,003,798. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2013, these securities amounted to a value of $102,008 or 0.02% of net assets.
(d)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Focused International Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 5.4%
Chemicals — 1.8%
Syngenta AG	5,320	$2,120,747

Iron & Steel — 1.4%
Hitachi Metals Ltd. (a)	117,000	1,655,333

Mining — 2.2%
Fresnillo PLC	60,679	752,404
Randgold Resources Ltd.	12,574	788,961
Yamana Gold, Inc.	136,152	1,173,630

		2,714,995

		6,491,075

Communications — 12.2%
Advertising — 2.3%
WPP PLC	118,972	2,730,158

Internet — 2.8%
Rakuten, Inc. (a)	136,100	2,024,959
Yandex NV (b)	32,464	1,400,822

		3,425,781

Telecommunications — 7.1%
KDDI Corp.	35,800	2,207,949
Mobile TeleSystems Sponsored ADR (Russia)	62,641	1,354,925
SES SA	64,220	2,079,409
Vodafone Group PLC	718,953	2,826,259

		8,468,542

		14,624,481

Consumer, Cyclical — 9.4%
Apparel — 1.5%
Adidas AG	14,533	1,852,698

Auto Manufacturers — 4.7%
Bayerische Motoren Werke AG	22,893	2,684,746
Toyota Motor Corp.	47,600	2,896,578

		5,581,324

Automotive & Parts — 1.9%
Denso Corp.	43,400	2,294,687

Entertainment — 1.3%
William Hill PLC	236,929	1,577,184

		11,305,893

Consumer, Non-cyclical — 20.3%
Agriculture — 2.9%
Golden Agri-Resources Ltd.	2,118,000	916,483
Japan Tobacco, Inc.	78,300	2,547,654

		3,464,137

	Number of Shares	Value
Beverages — 1.4%
SABMiller PLC	33,241	$1,711,854

Commercial Services — 0.9%
Experian PLC	57,324	1,057,984

Health Care – Products — 3.1%
Elekta AB (a)	88,807	1,362,435
Fresenius SE & Co. KGaA	15,433	2,369,927

		3,732,362

Household Products — 2.9%
Reckitt Benckiser Group PLC	26,138	2,081,021
Societe BIC SA	11,698	1,433,840

		3,514,861

Pharmaceuticals — 9.1%
Bayer AG	15,033	2,109,030
Roche Holding AG	7,061	1,979,318
Sanofi	28,007	2,981,232
Shire Ltd.	34,622	1,631,448
Takeda Pharmaceutical Co. Ltd.	46,600	2,139,185

		10,840,213

		24,321,411

Diversified — 1.8%
Holding Company – Diversified — 1.8%
Keppel Corp. Ltd.	244,400	2,172,820

Energy — 6.9%
Oil & Gas — 6.9%
BG Group PLC	87,924	1,894,785
Royal Dutch Shell PLC Class A	100,014	3,564,851
SK Holdings Co., Ltd.	3,945	715,412
Total SA	34,059	2,087,786

		8,262,834

Financial — 29.1%
Banks — 8.9%
Barclays PLC	493,353	2,232,222
Julius Baer Group Ltd.	44,333	2,137,714
Mitsubishi UFJ Financial Group, Inc.	379,000	2,505,970
Sberbank of Russia Sponsored ADR (Russia)	76,552	966,791
Sumitomo Mitsui Trust Holdings, Inc.	531,000	2,805,215

		10,647,912

Diversified Financial — 6.7%
Credit Suisse Group	90,782	2,787,176
Deutsche Boerse AG	36,490	3,030,092
UBS AG	116,899	2,226,963

		8,044,231

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 13.5%
Admiral Group PLC	99,812	$2,166,550
AIA Group Ltd.	462,000	2,329,096
AXA SA	101,665	2,835,761
China Pacific Insurance Group Co. Ltd. Class H	276,800	1,097,261
Ping An Insurance Group Co. of China Ltd. Class H	75,000	680,050
Prudential PLC	80,930	1,811,296
SCOR SE	26,660	974,584
Tokio Marine Holdings, Inc.	66,800	2,237,605
Zurich Insurance Group AG	7,236	2,104,210

		16,236,413

		34,928,556

Industrial — 11.1%
Aerospace & Defense — 2.1%
Rolls-Royce Holdings PLC	118,340	2,506,388

Electrical Components & Equipment —3.9%
Hitachi Ltd.	275,000	2,084,981
Mitsubishi Electric Corp.	211,000	2,653,594

		4,738,575

Electronics — 2.1%
Koninklijke Philips Electronics NV	67,006	2,470,048

Machinery – Construction & Mining — 1.5%
BHP Billiton PLC	56,260	1,744,377

Transportation — 1.5%
East Japan Railway	23,300	1,859,489

		13,318,877

Technology — 3.1%
Semiconductors — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	106,700	1,860,848

Software — 1.6%
SAP AG	21,982	1,884,738

		3,745,586

TOTAL COMMON STOCK (Cost $102,940,222)		119,171,533

TOTAL EQUITIES (Cost $102,940,222)		119,171,533

MUTUAL FUNDS — 3.9%
Diversified Financial — 3.9%
State Street Navigator Securities Lending Prime Portfolio (c)	4,710,695	4,710,695

TOTAL MUTUAL FUNDS (Cost $4,710,695)		4,710,695

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $107,650,917)		$123,882,228

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/13, 0.010%, due 1/02/14 (d)	$751,419	751,419

TOTAL SHORT-TERM INVESTMENTS (Cost $751,419)		751,419

TOTAL INVESTMENTS — 103.8% (Cost $108,402,336) (e)		124,633,647

Other Assets/(Liabilities) — (3.8)%		(4,608,823)

NET ASSETS — 100.0%		$120,024,824

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2013, was $4,481,182. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $ 3,153,736. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 03/20/28, and an aggregate market value, including accrued interest, of $ 3,218,061.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

December 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 92.9%

COMMON STOCK — 91.7%
Basic Materials — 3.1%
Chemicals — 0.5%
Asian Paints Ltd.	72,325	$575,410

Mining — 2.6%
Alrosa AO	586,138	606,582
Anglo American PLC	21,905	481,392
Glencore International PLC	437,995	2,276,928

		3,364,902

		3,940,312

Communications — 19.1%
Internet — 13.8%
B2W Cia Digital (a)	38,500	249,587
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	37,880	6,738,094
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	24,540	1,217,675
MercadoLibre, Inc. (b)	6,300	679,077
NAVER Corp.	2,074	1,429,314
Tencent Holdings Ltd.	62,400	4,004,319
Yandex NV (a)	66,250	2,858,687
Youku Tudou, Inc. (a)	20,940	634,482

		17,811,235

Media — 2.3%
Grupo Televisa SAB Sponsored ADR (Mexico)	52,710	1,595,005
Zee Entertainment Enterprises Ltd.	320,051	1,436,406

		3,031,411

Telecommunications — 3.0%
America Movil SAB de CV Series L ADR (Mexico)	104,370	2,439,127
MTN Group Ltd.	66,111	1,371,689

		3,810,816

		24,653,462

Consumer, Cyclical — 9.2%
Apparel — 1.5%
Prada SpA	212,800	1,890,576

Home Builders — 0.2%
MRV Engenharia e Participacoes SA	57,400	205,233

Lodging — 1.7%
Genting Bhd	497,700	1,561,778
Home Inns & Hotels Management, Inc. ADR (China) (a) (b)	14,410	628,852

		2,190,630

Retail — 5.8%
Almacenes Exito SA (c)	37,300	579,195
Astra International Tbk PT	2,792,500	1,567,952

	Number of Shares	Value
Cie Financiere Richemont SA	14,033	$1,404,267
CP ALL PCL	893,400	1,141,899
InRetail Peru Corp. (a) (c) (d)	14,510	219,174
Jollibee Foods Corp.	171,100	667,758
Salvatore Ferragamo SpA	13,032	497,350
Shinsegae Co. Ltd.	2,336	560,064
SM Investments Corp.	54,640	877,893

		7,515,552

		11,801,991

Consumer, Non-cyclical — 24.9%
Beverages — 8.7%
AMBEV SA	55,500	407,925
Anadolu Efes Biracilik Ve Malt Sanayii AS	56,173	608,420
Carlsberg A/S Class B	21,985	2,442,352
Diageo PLC	29,077	960,449
Fomento Economico Mexicano SAB de CV	174,112	1,685,712
Heineken NV	11,997	812,349
Nigerian Breweries PLC	522,034	547,981
Pernod-Ricard SA	14,257	1,627,850
SABMiller PLC	22,686	1,168,290
Tsingtao Brewery Co. Ltd.	50,000	425,949
United Spirits Ltd.	13,404	565,358

		11,252,635

Commercial Services — 4.2%
DP World Ltd.	11,137	197,236
DP World Ltd.	56,594	995,479
Estacio Participacoes SA	131,700	1,141,577
Kroton Educacional SA	65,761	1,094,391
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands)	63,660	2,005,290

		5,433,973

Cosmetics & Personal Care — 1.4%
Colgate-Palmolive India Ltd.	24,358	531,074
Natura Cosmeticos SA	69,500	1,221,999

		1,753,073

Foods — 7.3%
BIM Birlesik Magazalar AS	28,692	580,365
Cencosud SA	304,272	1,103,525
Magnit OJSC (d)	10,017	2,814,055
Shoprite Holdings Ltd.	910	14,322
Tingyi Cayman Islands Holding Corp.	716,000	2,073,406
Ulker Biskuvi Sanayi AS	46,578	330,380
Unilever PLC	32,126	1,317,753
Want Want China Holdings Ltd.	789,000	1,143,245

		9,377,051

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 0.6%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	584,000	$792,065

Health Care – Services — 0.9%
Apollo Hospitals Enterprise Ltd.	38,655	592,302
Diagnosticos da America SA	89,500	552,513

		1,144,815

Household Products — 0.6%
Hindustan Unilever Ltd.	25,517	237,113
Marico Kaya Enterprises Ltd. (a) (d)	1,768	4,180
Marico Ltd.	88,427	310,274
Unilever Indonesia Tbk PT	108,000	231,626

		783,193

Pharmaceuticals — 1.2%
Cipla Ltd/India	102,006	664,099
Sinopharm Group Co.	309,200	891,847

		1,555,946

		32,092,751

Diversified — 2.8%
Holding Company – Diversified — 2.8%
Haci Omer Sabanci Holding AS	333,209	1,340,099
Jardine Strategic Holdings Ltd. (b)	28,500	913,742
LVMH Moet Hennessy Louis Vuitton SA	7,248	1,326,826

		3,580,667

Energy — 8.5%
Oil & Gas — 7.7%
BG Group PLC	60,716	1,308,445
CNOOC Ltd.	812,000	1,518,909
NovaTek OAO (e)	23,132	3,168,060
Petroleo Brasileiro SA Sponsored ADR (Brazil)	112,400	1,651,156
Tullow Oil PLC	114,326	1,623,445
Vallares PLC (a)	34,638	618,049

		9,888,064

Oil & Gas Services — 0.8%
China Oilfield Services Ltd.	134,000	418,890
Eurasia Drilling Co. Ltd. (e)	13,151	591,795
Eurasia Drilling Co. Ltd. (e)	400	18,001

		1,028,686

		10,916,750

Financial — 15.2%
Banks — 5.2%
Banco Bradesco SA Sponsored ADR (Brazil) (b)	73,500	920,955
Bancolombia SA Sponsored ADR (Colombia) (b)	9,480	464,710
Commercial International Bank	148,078	692,596
Grupo Financiero Inbursa SAB de CV	277,500	785,115

	Number of Shares	Value
Guaranty Trust Bank PLC	1,624,437	$276,545
HDFC Bank Ltd. ADR (India)	27,510	947,444
ICICI Bank Ltd. Sponsored ADR (India)	43,300	1,609,461
Turkiye Garanti Bankasi AS	195,133	634,166
Zenith Bank PLC	2,176,448	371,064

		6,702,056

Diversified Financial — 4.6%
BM&F BOVESPA SA	402,300	1,888,223
Grupo Financiero Banorte SAB de CV Class O	56,342	394,155
Hong Kong Exchanges and Clearing Ltd.	54,600	914,206
Housing Development Finance Corp.	206,965	2,688,593

		5,885,177

Insurance — 1.4%
AIA Group Ltd.	258,400	1,302,680
China Life Insurance Co. Ltd.	2,000	6,307
Sul America SA	91,600	574,383

		1,883,370

Real Estate — 4.0%
CapitaMalls Asia Ltd.	339,000	528,201
DLF Ltd.	245,195	666,204
Hang Lung Properties Ltd.	622,000	1,984,095
Hang Lung Properties Ltd.	96,000	487,258
SM Prime Holdings, Inc.	2,426,600	803,879
SOHO China Ltd.	746,000	639,489

		5,109,126

		19,579,729

Industrial — 4.0%
Aerospace & Defense — 0.7%
Embraer SA Sponsored ADR (Brazil)	29,560	951,241

Building Materials — 1.8%
Ambuja Cements Ltd.	198,836	587,276
Indocement Tunggal Prakarsa Tbk PT	277,500	457,512
Semen Indonesia Persero Tbk PT	315,500	369,297
Ultratech Cement Ltd.	31,609	906,992

		2,321,077

Metal Fabricate & Hardware — 1.5%
Tenaris SA Sponsored ADR (Luxembourg) (b)	43,730	1,910,564

		5,182,882

Technology — 4.9%
Computers — 0.9%
Tata Consultancy Services Ltd.	32,818	1,155,737

Semiconductors — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	712,000	2,508,759

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 2.1%
Infosys Technologies Ltd.	47,546	$2,679,875

		6,344,371

TOTAL COMMON STOCK (Cost $114,287,458)		118,092,915

PREFERRED STOCK — 1.2%
Basic Materials — 0.0%
Mining — 0.0%
INR Tax Refund 0.500%	3,450,299	-

Consumer, Cyclical — 1.2%
Retail — 1.2%
Lojas Americanas SA 0.710%	226,400	1,517,074

TOTAL PREFERRED STOCK (Cost $1,731,545)		1,517,074

TOTAL EQUITIES (Cost $116,019,003)		119,609,989

MUTUAL FUNDS — 2.9%
Diversified Financial — 2.9%
State Street Navigator Securities Lending Prime Portfolio (f)	3,776,617	3,776,617

TOTAL MUTUAL FUNDS (Cost $3,776,617)		3,776,617

WARRANTS — 0.1%
Consumer, Cyclical — 0.1%
Lodging — 0.1%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	121,100	115,721

TOTAL WARRANTS (Cost $57,060)		115,721

TOTAL LONG-TERM INVESTMENTS (Cost $119,852,680)		123,502,327

	Principal Amount

SHORT-TERM INVESTMENTS — 7.2%
Repurchase Agreement — 7.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/13, 0.010%, due 1/02/14 (g)	$9,265,000	9,265,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,265,000)		9,265,000

Value
TOTAL INVESTMENTS — 103.1% (Cost $129,117,680) (h)	$132,767,327

Other Assets/(Liabilities) — (3.1)%	(4,016,564)

NET ASSETS — 100.0%	$128,750,763

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2013, was $3,675,027. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to a value of $798,369 or 0.62% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2013, these securities amounted to a value of $3,037,409 or 2.36% of net assets.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2013, these securities amounted to a value of $3,777,856 or 2.93% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $3,153,736. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 03/20/28, and an aggregate market value, including accrued interest, of $3,218,061.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Money Market Fund (“Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Barings Dynamic Allocation Fund (“Barings Dynamic Allocation Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Focused International Fund (“Focused International Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the Barings Dynamic Allocation Fund includes the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Barings Dynamic Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Barings Dynamic Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Barings Dynamic Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of December 31, 2013, the Barings Dynamic Allocation Fund’s net assets were $21,804,402, of which $7,706 or less than 0.1%, represented the Fund’s ownership of the shares of the Subsidiary.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund characterized all investments at Level 2, as of December 31, 2013. The Disciplined Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2013. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2013, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$244,769,199	$-	$244,769,199
Municipal Obligations	-	2,928,547	-	2,928,547
Non-U.S. Government Agency Obligations	-	102,065,694	3,252,971	105,318,665
U.S. Government Agency Obligations and Instrumentalities	-	21,789,934	-	21,789,934
U.S. Treasury Obligations	-	11,215,067	-	11,215,067
Short-Term Investments	-	255,842,866	-	255,842,866

Total Investments	$-	$638,611,307	$3,252,971	$641,864,278

Asset Derivatives
Futures Contracts	$343,606	$-	$-	$343,606

Liability Derivatives
Swap Agreements	$-	$(600,184)	$-	$(600,184)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$4,626,043	$-	$4,626,043
Municipal Obligations	-	747,665	-	747,665
Non-U.S. Government Agency Obligations	-	101,702,229	834,407	102,536,636
U.S. Government Agency Obligations and Instrumentalities	-	335,053	-	335,053
U.S. Treasury Obligations	-	273,585,221	-	273,585,221
Short-Term Investments	-	133,518,306	-	133,518,306

Total Investments	$-	$514,514,517	$834,407	$515,348,924

Asset Derivatives
Futures Contracts	$62,172	$-	$-	$62,172

Liability Derivatives
Futures Contracts	$(4,818)	$-	$-	$(4,818)
Swap Agreements	-	(157,675)	-	(157,675)

Total	$(4,818)	$(157,675)	$-	$(162,493)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Core Bond Fund
Asset Investments
Preferred Stock	$3,134,300	$-	$-		$3,134,300
Corporate Debt	-	652,090,959	-		652,090,959
Municipal Obligations	-	15,519,960	-		15,519,960
Non-U.S. Government Agency Obligations	-	207,231,873	4,990,000		212,221,873
Sovereign Debt Obligations	-	12,297,582	-		12,297,582
U.S. Government Agency Obligations and Instrumentalities	-	346,199,455	-		346,199,455
U.S. Treasury Obligations	-	156,980,378	-		156,980,378
Short-Term Investments	-	285,908,366	-		285,908,366

Total Investments	$3,134,300	$1,676,228,573	$4,990,000		$1,684,352,873

Asset Derivatives
Futures Contracts	$104,546	$-	$-		$104,546
Swap Agreements	-	8,270	-		8,270

Total	$104,546	$8,270	$-		$112,816

Liability Derivatives
Futures Contracts	$(330,547)	$-	$-		$(330,547)
Swap Agreements	-	(1,499,692)	-		(1,499,692)

Total	$(330,547)	$(1,499,692)	$-		$(1,830,239)

Diversified Bond Fund
Asset Description
Common Stock	$-	$-	$69,143		$69,143
Preferred Stock	241,100	-	-		241,100
Corporate Debt	-	45,757,613	-		45,757,613
Municipal Obligations	-	608,421	-		608,421
Non-U.S. Government Agency Obligations	-	12,712,433	1,172,650		13,885,083
Sovereign Debt Obligations	-	1,005,017	-		1,005,017
U.S. Government Agency Obligations and Instrumentalities	-	24,591,809	-		24,591,809
U.S. Treasury Obligations	-	12,297,445	-		12,297,445
Short-Term Investments	-	20,435,090	-		20,435,090

Total Investments	$241,100	$117,407,828	$1,241,793		$118,890,721

Asset Derivatives
Futures Contracts	$43,053	$-	$-		$43,053

Liability Derivatives
Futures Contracts	$(27,125)	$-	$-		$(27,125)
Swap Agreements	-	(114,041)	-		(114,041)

Total	$(27,125)	$(114,041)	$-		$(141,166)

High Yield Fund
Asset Investments
Common Stock	$-	$-	$848,020		$848,020
Bank Loans	-	5,823,486	-		5,823,486
Corporate Debt	-	235,563,776	0	†	235,563,776
Short-Term Investments	-	7,849,417	-		7,849,417

Total Investments	$-	$249,236,679	$848,020		$250,084,699

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Balanced Fund
Asset Investments
Common Stock	$94,662,667	$-		$-	$94,662,667
Preferred Stock	120,550	-	†	-	120,550
Corporate Debt	-	22,401,560		-	22,401,560
Municipal Obligations	-	429,488		-	429,488
Non-U.S. Government Agency Obligations	-	7,269,576		249,500	7,519,076
Sovereign Debt Obligations	-	480,158		-	480,158
U.S. Government Agency Obligations and Instrumentalities	-	12,663,513		-	12,663,513
U.S. Treasury Obligations	-	8,184,183		-	8,184,183
Mutual Funds	13,474,545	-		-	13,474,545
Short-Term Investments	-	15,813,038		-	15,813,038

Total Investments	$108,257,762	$67,241,516		$249,500	$175,748,778

Asset Derivatives
Futures Contracts	$73,177	$-		$-	$73,177

Liability Derivatives
Futures Contracts	$(9,013)	$-		$-	$(9,013)
Swap Agreements	-	(53,378)		-	(53,378)

Total	$(9,013)	$(53,378)		$-	$(62,391)

Barings Dynamic Allocation Fund
Asset Investments
Sovereign Debt Obligations	$-	$1,080,513		$-	$1,080,513
U.S. Treasury Obligations	-	1,424,348		-	1,424,348
Mutual Funds	24,321,511	-		-	24,321,511
Short-Term Investments	-	1,065,899		-	1,065,899

Total Investments	$24,321,511	$3,570,760		$-	$27,892,271

Asset Derivatives
Forward Contracts	$-	$131,886		$-	$131,886

Value Fund
Asset Investments
Common Stock	$120,961,521	$4,762,243		$-	$125,723,764
Mutual Funds	2,701,962	-		-	2,701,962
Short-Term Investments	-	1,344,280		-	1,344,280

Total Investments	$123,663,483	$6,106,523		$-	$129,770,006

Main Street Fund
Asset Investments
Common Stock	$190,614,172	$4,757,986	*	$-	$195,372,158
Preferred Stock	-	903,957		-	903,957
Mutual Funds	1,102,994	-		-	1,102,994
Short-Term Investments	-	4,511,467		-	4,511,467

Total Investments	$191,717,166	$10,173,410		$-	$201,890,576

Capital Appreciation Fund
Asset Investments
Common Stock	$268,775,027	$6,746,543	*	$-	$275,521,570
Short-Term Investments	-	2,231,792		-	2,231,792

Total Investments	$268,775,027	$8,978,335		$-	$277,753,362

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Global Fund
Asset Investments
Common Stock	$187,149,121	$207,267,496	*	$-	$394,416,617
Preferred Stock	-	7,903,251		-	7,903,251
Mutual Funds	15,120,891	-		-	15,120,891
Rights	87,145	-		-	87,145

Total Investments	$202,357,157	$215,170,747		$-	$417,527,904

International Equity Fund
Asset Investments
Common Stock	$26,462,228	$533,258,271	*	$-	$559,720,499
Preferred Stock	-	-		36,476	36,476
Mutual Funds	52,411,176	-		-	52,411,176
Warrants	-	-		65,532	65,532

Total Investments	$78,873,404	$533,258,271		$102,008	$612,233,683

Focused International Fund
Asset Investments
Common Stock	$5,790,225	$113,381,308	*	$-	$119,171,533
Mutual Funds	4,710,695	-		-	4,710,695
Short-Term Investments	-	751,419		-	751,419

Total Investments	$10,500,920	$114,132,727		$-	$124,633,647

Strategic Emerging Markets Fund
Asset Investments
Common Stock	$33,695,125	$84,397,790	*	$-	$118,092,915
Preferred Stock	-	1,517,074		-	1,517,074
Mutual Funds	3,776,617	-		-	3,776,617
Warrants	115,721	-		-	115,721
Short-Term Investments	-	9,265,000		-	9,265,000

Total Investments	$37,587,463	$95,179,864		$-	$132,767,327

†	Represents security at $0 value as of December 31, 2013.
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of December 31, 2013.

	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond	High Yield Fund	Balanced Fund
Investments purchased/sold on a when-issued basis	X		X	X	X	X
Collateral held/pledged for open futures contracts	X	X	X	X		X
Collateral held/pledged for open swap agreements	X	X	X	X		X
Collateral held/pledged for reverse repurchase agreements		X
Reverse repurchase agreements		X

Notes to Portfolio of Investments (Unaudited) (Continued)

	Barings Dynamic Allocation Fund	Value Fund	Main Street Fund	Small Cap Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund	Strategic Emerging Markets Fund
Securities on loan	X	X	X	X	X	X	X	X

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*			Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Balanced Fund	$-	$0	**	$(0	)**	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as inputs were less observable.
**	Amount is less than $0.50.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/13	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 12/31/13		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 12/31/13
Short-Duration Bond Fund
Non-U.S. Government
Agency Obligations†	$4,201,340	$-	$-	$25,202	$-	$(973,571)	$-		$-	$3,252,971		$25,202

Inflation-Protected and Income Fund
Non-U.S. Government
Agency Obligations†	$1,320,111	$-	$-	$4,797	$-	$(490,501)	$-		$-	$834,407		$4,797

Core Bond Fund
Non-U.S. Government
Agency Obligations†	$4,941,000	$-	$-	$49,000	$-	$-	$-		$-	$4,990,000		$49,000

Diversified Bond Fund
Common Stock	$64,153	$-	$-	$4,990	$-	$-	$-		$-	$69,143		$4,990
Non-U.S. Government
Agency Obligations†	1,161,135	-	-	11,515	-	-	-		-	1,172,650		11,515

	$1,225,288	$-	$-	$16,505	$-	$-	$-		$-	$1,241,793		$16,505

High Yield Fund
Common Stock	$786,811	$-	$-	$61,209	$-	$-	$-		$-	$848,020		$61,209
Corporate Bond	-	-		(18)	-	-	18	**	-	-	***	(18)

	$786,811	$-	$-	$61,191	$-	$-	$18		$-	$848,020		$61,191

Balanced Fund
Non-U.S. Government
Agency Obligations†	$247,050	$-	$-	$2,450	$-	$-	$-		$-	$249,500		$2,450

International Equity Fund
Preferred Stock	$-	$-	$-	$861	$35,615	$-	$-		$-	$36,476		$861
Warrants	316,363	-	-	(250,831)	-	-	-		-	65,532		(250,831)

	$316,363	$-	$-	$(249,970)	$35,615	$-	$-		$-	$102,008		$(249,970)

Notes to Portfolio of Investments (Unaudited) (Continued)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as a result of securities being fair valued in good faith in accordance with procedures approved by the Trustees rather than receiving a price directly from a pricing service.
***	Represents security at $0 value as of December 31, 2013.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at December 31, 2013, the following tables show how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund	Barings Dynamic Allocation Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management						A
Directional Exposures to Currencies						M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management	A	A	A	A	A
Duration Management	M	M	M	M	M
Asset/Liability Management	M	M	M	M	M
Substitution for Direct Investment	M	M	M	M	M
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management				A
Duration/Credit Quality Management				A
Income				A
Substitution for Direct Investment				A
Intention to Create Investment Leverage in Portfolio				M

Type of Derivative and Objective for Use	Global Fund	International Equity Fund	Strategic Emerging Markets Fund
Rights and Warrants
Result of a Corporate Action	A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At December 31, 2013, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$343,606	$343,606

Liability Derivatives
Swap Agreements	$-	$-	$-	$(600,184)	$(600,184)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	301	301
Swap Agreements	$-	$-	$-	$141,675,000	$141,675,000

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$62,172	$62,172

Liability Derivatives
Futures Contracts	$-	$-	$-	$(4,818)	$(4,818)
Swap Agreements	-	-	-	(157,675)	(157,675)

Total Value	$-	$-	$-	$(162,493)	$(162,493)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	325	325
Swap Agreements	$-	$-	$-	$45,450,000	$45,450,000

Core Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$104,546	$104,546
Swap Agreements	-	-	-	8,270	8,270

Total Value	$-	$-	$-	$112,816	$112,816

Liability Derivatives
Futures Contracts	$-	$-	$-	$(330,547)	$(330,547)
Swap Agreements	-	-	-	(1,499,692)	(1,499,692)

Total Value	$-	$-	$-	$(1,830,239)	$(1,830,239)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	1,592	1,592
Swap Agreements	$-	$-	$-	$358,000,000	$358,000,000

Diversified Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$43,053	$43,053

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Diversified Bond Fund (Continued)
Liability Derivatives
Futures Contracts	$-	$-	$-	$(27,125)	$(27,125)
Swap Agreements	(15,345)	-	-	(98,696)	(114,041)

Total Value	$(15,345)	$-	$-	$(125,821)	$(141,166)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	198	198
Swap Agreements	$1,000,000	$-	$-	$23,300,000	$24,300,000

Balanced Fund
Asset Derivatives
Futures Contracts	$-	$72,540	$-	$637	$73,177

Liability Derivatives
Futures Contracts	$-	$-	$-	$(9,013)	$(9,013)
Swap Agreements	-	-	-	(53,378)	(53,378)

Total Value	$-	$-	$-	$(62,391)	$(62,391)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	20	-	50	70
Swap Agreements	$-	$-	$-	$12,600,000	$12,600,000

Barings Dynamic Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$131,886	$-	$131,886

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$3,459,859	$-	$3,459,859

Global Fund
Asset Derivatives
Rights	$-	$87,145	$-	$-	$87,145

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	127,714	-	-	127,714

International Equity Fund
Asset Derivatives
Warrants	$-	$65,532	$-	$-	$65,532

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	301,298	-	-	301,298

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Emerging Markets Fund
Asset Derivatives
Warrants	$-	$115,721	$-	$-	$115,721

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	121,100	-	-	121,100

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for rights and warrants at December 31, 2013.

Further details regarding the derivatives and other investments held by the Funds at December 31, 2013, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at December 31, 2013. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Barings Dynamic Allocation Fund
Contracts to Deliver
EUR	1,076,000	Goldman Sachs International	03/11/14	$1,482,771	$2,551

JPY	194,585,000	State Street Bank and Trust Co.	01/09/14	1,977,088	129,335

				$3,459,859	$131,886

EUR	Euro
JPY	Japanese Yen

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at December 31, 2013:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Short
U.S. Treasury Note 10 Year	03/20/14	116	$(14,273,438)	$260,565
U.S. Treasury Note 5 Year	03/31/14	55	(6,562,187)	80,279
90 Day Eurodollar	09/15/14	130	(32,381,375)	2,762

				$343,606

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Inflation-Protected and Income Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	03/20/14	5	$615,234	$220
U.S. Treasury Ultra Long Bond	03/20/14	2	272,500	(4,818)

				$(4,598)

Futures Contracts — Short
U.S. Treasury Long Bond	03/20/14	2	$(256,625)	$5,494
U.S. Treasury Note 5 Year	03/31/14	19	(2,266,937)	23,423
U.S. Treasury Note 2 Year	03/31/14	67	(14,727,438)	28,078
90 Day Eurodollar	09/15/14	230	(57,290,125)	4,957

				$61,952

Core Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	03/31/14	635	$139,580,938	$(277,818)
U.S. Treasury Note 5 Year	03/31/14	36	4,295,250	(52,729)

				$(330,547)

Futures Contracts — Short
U.S. Treasury Long Bond	03/20/14	61	$(7,827,063)	$86,271
90 Day Eurodollar	09/15/14	860	(214,215,250)	18,275

				$104,546

Diversified Bond Fund
Future Contract — Long
U.S. Treasury Note 2 Year	03/31/14	63	$13,848,188	$(27,125)

Futures Contracts — Short
U.S. Treasury Note 5 Year	03/31/14	35	$(4,175,938)	$40,553
90 Day Eurodollar	09/15/14	100	(24,908,750)	2,500

				$43,053

Balanced Fund
Futures Contracts — Long
S&P 500 E Mini Index Futures	03/21/14	20	$1,841,100	$72,540
U.S. Treasury Note 2 Year	03/31/14	20	4,396,250	(9,013)

				$63,527

Future Contract — Short
90 Day Eurodollar	09/15/14	30	$(7,472,625)	$637

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate.

Notes to Portfolio of Investments (Unaudited) (Continued)

Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange

Notes to Portfolio of Investments (Unaudited) (Continued)

rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at December 31, 2013. A Fund’s current exposure to a counterparty is the fair value of the agreement.

	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
	Interest Rate Swaps
Centrally Cleared Swaps
	USD	91,075,000	8/23/18	Fixed 1.756%	3-Month USD-LIBOR-BBA	$(492,431)	$-	$(492,431)
	USD	50,600,000	8/23/23	3-Month USD-LIBOR-BBA	Fixed 3.011%	(107,753)	-	(107,753)

						(600,184)	-	(600,184)

Inflation-Protected and Income Fund**
	Interest Rate Swaps
Centrally Cleared Swaps
	USD	4,450,000	8/05/14	Fixed 0.337%	3-Month USD-LIBOR-BBA	(1,561)	-	(1,561)
	USD	4,450,000	8/13/14	Fixed 0.328%	3-Month USD-LIBOR-BBA	(1,262)	-	(1,262)
	USD	23,500,000	8/23/18	Fixed 1.756%	3-Month USD-LIBOR-BBA	(127,062)	-	(127,062)
	USD	13,050,000	8/23/23	3-Month USD-LIBOR-BBA	Fixed 3.011%	(27,790)	-	(27,790)

						(157,675)	-	(157,675)

	Core Bond Fund***
Interest Rate Swaps
Centrally Cleared Swaps
	USD	4,000,000	5/17/16	Fixed 0.53%	3-Month USD-LIBOR-BBA	8,002	268	8,270
	USD	227,575,000	8/23/18	Fixed 1.756%	3-Month USD-LIBOR-BBA	(1,230,470)	-	(1,230,470)
	USD	126,425,000	8/23/23	3-Month USD-LIBOR-BBA	Fixed 3.011%	(269,222)	-	(269,222)

						(1,491,690)	268	(1,491,422)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
	Diversified Bond Fund****
Credit Default Swaps — Buy Protection
	OTC Swaps
Goldman Sachs & Co.	EUR	1,000,000	6/20/18	(1.000)%	Deutsche Bank	(26,859)	11,514	(15,345)

	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
	Interest Rate Swaps
Centrally Cleared Swaps
	USD	14,975,000	8/23/18	Fixed 1.756%	3-Month USD-LIBOR-BBA	(80,968)	-	(80,968)
	USD	8,325,000	8/23/23	3-Month USD-LIBOR-BBA	Fixed 3.011%	(17,728)	-	(17,728)

						(98,696)	-	(98,696)

Notes to Portfolio of Investments (Unaudited) (Continued)

Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Balanced Fund*****
Interest Rate Swaps
Centrally Cleared Swaps
USD	8,100,000	8/23/18	Fixed 1.756%	3-Month USD-LIBOR-BBA	$(43,796)	$-	$(43,796)
USD	4,500,000	8/23/23	3-Month USD-LIBOR-BBA	Fixed 3.011%	(9,582)	-	(9,582)

					(53,378)	-	(53,378)

EUR	Euro
USD	U.S. Dollar
*	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $519,824 in securities at December 31, 2013.
**	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $148,008 in securities at December 31, 2013.
***	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $1,298,056 in securities at December 31, 2013.
****	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $94,858 in securities at December 31, 2013.
*****	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $49,925 in securities at December 31, 2013.

Rights and Warrants

A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At December 31, 2013, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund

Notes to Portfolio of Investments (Unaudited) (Continued)

may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase agreements at December 31, 2013:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 10/03/13, 0.150%, to be repurchased on demand until 1/03/14 at value plus accrued interest.	$5,628,000
Agreement with Banque Paribas, dated 10/10/13, 0.240%, to be repurchased on demand until 1/09/14 at value plus accrued interest.	1,875,000
Agreement with Banque Paribas, dated 10/23/13, 0.120%, to be repurchased on demand until 1/23/14 at value plus accrued interest.	7,756,000
Agreement with Banque Paribas, dated 11/13/13, 0.170%, to be repurchased on demand until 1/14/14 at value plus accrued interest.	8,223,000
Agreement with Banque Paribas, dated 11/14/13, 0.170%, to be repurchased on demand until 1/14/14 at value plus accrued interest.	719,000
Agreement with Banque Paribas, dated 11/19/13, 0.170%, to be repurchased on demand until 1/14/14 at value plus accrued interest.	14,847,000
Agreement with Barclays Bank, dated 10/09/13, 0.200%, to be repurchased on demand until 1/09/14 at value plus accrued interest.	2,483,875
Agreement with Barclays Bank PLC, dated 11/19/13, 0.170%, to be repurchased on demand until 1/21/14 at value plus accrued interest.	17,313,500
Agreement with Barclays Bank, dated 12/06/13, 1.720%, to be repurchased on demand until 1/03/14 at value plus accrued interest.	6,396,953
Agreement with Barclays Bank, dated 12/13/13, 0.210%, to be repurchased on demand until 3/13/14 at value plus accrued interest.	884,138
Agreement with Daiwa Securities, dated 10/25/13, 0.160%, to be repurchased on demand until 1/22/14 at value plus accrued interest.	1,347,500

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Inflation-Protected and Income Fund (Continued)
Agreement with Deutsche Bank AG, dated 10/10/13, 0.230%, to be repurchased on demand until 1/10/14 at value plus accrued interest.	$1,363,194
Agreement with Deutsche Bank AG, dated 10/23/13, 0.150%, to be repurchased on demand until 1/23/14 at value plus accrued interest.	12,786,649
Agreement with Deutsche Bank AG, dated 9/12/13, 0.160%, to be repurchased on demand until 1/10/14 at value plus accrued interest.	16,798,397
Agreement with Goldman Sachs & Co., dated 10/25/13, 0.170%, to be repurchased on demand until 1/22/14 at value plus accrued interest.	2,736,660
Agreement with Goldman Sachs & Co., dated 11/13/13, 0.160%, to be repurchased on demand until 2/13/14 at value plus accrued interest.	11,979,719
Agreement with Goldman Sachs & Co., dated 11/20/13, 0.160%, to be repurchased on demand until 2/14/14 at value plus accrued interest.	2,258,982
Agreement with Goldman Sachs & Co., dated 11/21/13, 0.160%, to be repurchased on demand until 2/14/14 at value plus accrued interest.	26,502,931
Agreement with Goldman Sachs & Co., dated 11/27/13, 0.170%, to be repurchased on demand until 2/27/14 at value plus accrued interest.	5,766,726
Agreement with HSBC Finance Corp., dated 9/06/13, 0.150%, to be repurchased on demand until 1/03/14 at value plus accrued interest.	4,110,000
Agreement with HSBC Finance Corp., dated 10/10/13, 0.220%, to be repurchased on demand until 1/08/14 at value plus accrued interest.	26,770,875
Agreement with HSBC Finance Corp., dated 10/24/13, 0.140%, to be repurchased on demand until 1/24/14 at value plus accrued interest.	9,264,970
Agreement with HSBC Finance Corp., dated 11/12/13, 0.150%, to be repurchased on demand until 2/12/14 at value plus accrued interest.	9,660,775
Agreement with HSBC Finance Corp., dated 11/15/13, 0.150%, to be repurchased on demand until 2/12/14 at value plus accrued interest.	15,447,500
Agreement with HSBC Finance Corp., dated 12/03/13, 0.150%, to be repurchased on demand until 1/03/14 at value plus accrued interest.	9,008,124
Agreement with Morgan Stanley, dated 10/04/13, 0.170%, to be repurchased on demand until 1/03/14 at value plus accrued interest.	8,801,781
Agreement with Morgan Stanley, dated 10/11/13, 0.250%, to be repurchased on demand until 1/07/14 at value plus accrued interest.	18,088,362
Agreement with Morgan Stanley, dated 10/24/13, 0.150%, to be repurchased on demand until 1/24/14 at value plus accrued interest.	1,090,845

$249,910,456

Average balance outstanding	$62,849,785
Maximum balance outstanding	$252,158,650
Average interest rate	0.17%
Weighted average maturity	46 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being

Notes to Portfolio of Investments (Unaudited) (Continued)

within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities. At December 31, 2013 the Fund(s) collateral was equal to or greater than 100% of the market value of the securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from

Notes to Portfolio of Investments (Unaudited) (Continued)

litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depository Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Barings Dynamic Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Barings Dynamic Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At December 31, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$638,550,650	$8,421,303	$(5,107,675)	$3,313,628
Inflation-Protected and Income Fund	516,588,883	8,984,932	(10,224,891)	(1,239,959)
Core Bond Fund	1,675,557,250	38,180,106	(29,384,483)	8,795,623
Diversified Bond Fund	118,585,928	3,436,663	(3,131,870)	304,793
High Yield Fund	243,909,603	9,993,852	(3,818,756)	6,175,096
Balanced Fund	161,737,266	15,434,597	(1,423,085)	14,011,512
Barings Dynamic Allocation Fund	26,271,353	1,775,428	(154,510)	1,620,918
Value Fund	111,351,561	18,863,434	(444,989)	18,418,445
Disciplined Value Fund	300,938,131	51,288,941	(2,241,509)	49,047,432
Main Street Fund	149,395,801	52,735,525	(240,750)	52,494,775
Capital Appreciation Fund	207,003,964	71,693,924	(944,526)	70,749,398
Disciplined Growth Fund	300,980,272	49,092,489	(1,577,508)	47,514,981
Small Cap Opportunities Fund	159,372,613	38,767,266	(1,745,053)	37,022,213
Global Fund	263,082,608	161,393,301	(6,948,005)	154,445,296
International Equity Fund	449,438,245	168,640,790	(5,845,352)	162,795,438
Focused International Fund	108,402,336	18,861,165	(2,629,854)	16,231,311
Strategic Emerging Markets Fund	129,117,680	8,635,740	(4,986,093)	3,649,647

Note: The aggregate cost for investments for the Money Market Fund at December 31, 2013, is the same for financial reporting and federal income tax purposes.

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended December 31, 2013, was as follows:

	Number of Shares Held as of 9/30/13	Purchases	Sales	Number of Shares Held as of 12/31/13	Value as of 12/31/13	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	5,971,868	14,620,884	13,904,989	6,687,763	$6,687,763	$1,392	$-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/13	Purchases	Sales	Number of Shares Held as of 12/31/13	Value as of 12/31/13	Dividend Income	Net Realized Gain (Loss)

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	19,588,063	47,593,817	48,410,975	18,770,905	$18,770,905	$3,822	$-

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

On June 7, 2013, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

6. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction (“LBO”) by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”) in the United Stated District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to December 31, 2013, through the date when the Portfolio of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolio of Investments.

8.	Upcoming Fund Liquidations

The Trustees have also approved a Plan of Liquidation and Termination pursuant to which it is expected that the Capital Appreciation Fund will be dissolved. Effective on or after May 16, 2014 (the “Termination Date”), shareholders of the various classes of the shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/28/14

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	2/28/14